UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03942

LORD ABBETT MUNICIPAL INCOME FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2013

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 83.91%

Corporate-Backed 5.49%

Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-	$8,000	$7,940,480
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-	12,000	11,876,280
Burke Co Dev - GA Power	0.292%#	1/1/2024	AA-	5,000	4,517,875
Burke Co Dev - GA Power	1.75%	12/1/2049	A	10,000	10,039,500
Burke Co Dev - GA Power	2.40%	1/1/2040	A	3,005	2,850,363
Burke Co Dev - GA Transmission	1.25%	1/1/2052	AA-	7,250	7,298,430
CA Poll Ctl - Waste Mgmt	2.00%	2/1/2019	A-	4,000	4,037,080
Charles City Co EDA - Waste Mgmt	3.125%	2/1/2029	A-	5,000	5,184,050
Citizens Property Insurance Corp	4.25%	6/1/2017	A+	2,690	2,935,409
Citizens Property Insurance Corp	5.00%	6/1/2015	A+	15,275	16,207,997
Citizens Property Insurance Corp	5.00%	6/1/2018	A+	8,000	9,028,160
Citizens Property Insurance Corp	5.50%	6/1/2017	A+	3,365	3,821,832
Coconino Co Poll Ctl - AZ Pub Svc	5.50%	6/1/2034	A-	2,000	2,038,200
Farmington Poll Ctl - So Cal Edison	2.875%	4/1/2029	A1	7,500	7,688,175
Gloucester Co Impt Auth - Waste Mgmt	2.125%	12/1/2029	A-	4,500	4,503,285
Gulf Coast Waste Disp - US Steel	5.75%	9/1/2017	BB-	6,850	6,996,179
IA Fin Auth - Iowa Fertilizer CO	5.00%	12/1/2019	BB-	4,780	4,590,855
Mobile Indl Poll Ctl - AL Power Co Rmkt	1.65%	6/1/2034	A	3,000	2,999,970
Navajo Co Poll Ctl - AZ Pub Svc	1.25%	6/1/2034	Baa1	6,000	6,014,100
NY Env Facs - Waste Mgmt	2.75%	7/1/2017	A-	1,000	1,011,640
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB	2,000	1,977,440
Valdez Marine Term - BP Rmkt	5.00%	1/1/2018	A	8,500	9,661,015
Total					133,218,315

Education 4.91%

AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2017	AA-	2,050	2,249,199
AZ Brd Regents COP - Univ of AZ	4.00%	6/1/2018	AA-	2,140	2,367,503
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2017	AA-	5,750	6,500,777
AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2018	AA-	3,215	3,693,521
CA State Univ Sys	5.00%	11/1/2020	Aa2	5,000	5,920,150
Cleveland State Univ	5.00%	6/1/2018	A+	1,000	1,138,950
Cleveland State Univ	5.00%	6/1/2019	A+	1,265	1,445,174
Curators Univ Sys	5.00%	11/1/2019	AA+	5,000	5,916,550
Harris Co Cultural Ed - Baylor Clg / Med	1.11%#	11/15/2045	A-	10,000	10,012,400
IL Ed Facs - Univ of Chicago	1.875%	7/1/2036	Aa1	5,250	5,330,850
MA DFA - Boston Univ	2.875%	10/1/2014	A1	1,595	1,625,401
MA Hlth & Ed - Amherst Clg	1.70%	11/1/2038	Aaa	4,695	4,783,501
NC Cap Facs - High Point Univ	4.00%	5/1/2016	BBB+	1,770	1,835,508
NC Cap Facs - High Point Univ	4.00%	5/1/2017	BBB+	2,785	2,903,641
NC Cap Facs - High Point Univ	5.00%	5/1/2018	BBB+	1,640	1,774,660
NY Dorm - CUNY (NPFGC)(FGIC)	5.00%	7/1/2015	AA-	1,565	1,672,046

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

NY Dorm - St Johns Univ ETM (NPFGC)	5.00%	7/1/2014	A	$2,000	$2,046,820
NY Dorm - St Lawrence Univ	5.00%	7/1/2014	A2	4,000	4,093,640
PR Indl Tourist - Inter American Univ	4.00%	10/1/2014	A-	500	502,250
PR Indl Tourist - Inter American Univ	5.00%	10/1/2015	A-	800	805,360
PR Indl Tourist - Inter American Univ	5.00%	10/1/2016	A-	1,000	1,006,270
PR Indl Tourist - Inter American Univ	5.00%	10/1/2018	A-	2,500	2,457,475
SC Ed Facs Auth - Furman Univ	4.00%	10/1/2015	A1	1,000	1,061,610
Univ of Delaware	0.70%	11/1/2037	AA+	8,175	8,094,721
Univ of North Carolina - Chapel Hill	0.863%#	12/1/2041	AAA	25,000	25,078,500
Univ of Texas	4.00%	8/15/2014	AAA	1,000	1,023,660
Univ of Texas	5.00%	7/1/2014	AAA	1,400	1,433,544
Univ Sys of MD	1.25%	7/1/2023	AA+	8,100	7,989,516
Wayne State Univ	5.00%	11/15/2015	Aa2	3,975	4,270,025
Total					119,033,222

General Obligation 18.57%

AK Muni Bond Bank	3.00%	3/1/2014	Aa2	1,000	1,004,630
CA State GO	5.00%	9/1/2018	A1	7,500	8,739,900
CA State GO	5.00%	9/1/2018	A1	3,750	4,369,950
CA State GO	5.00%	9/1/2018	A1	8,050	9,380,826
CA State GO	5.00%	10/1/2018	A1	6,595	7,694,189
CA State GO	5.00%	11/1/2018	A1	12,150	14,190,957
CA State GO	5.00%	9/1/2020	A1	10,000	11,678,600
CA State GO	5.50%	4/1/2019	A1	8,715	10,388,977
CA State GO	6.00%	4/1/2019	A1	2,500	3,042,725
Carmel Sch Bld Corp (AGM)	4.75%	7/15/2019	AA	6,105	6,623,498
Centennial Auth (AG)	5.00%	9/1/2014	Aa2	3,460	3,545,427
Chicago Brd Ed	5.00%	12/1/2014	A+	2,255	2,352,145
Chicago GO	5.25%	1/1/2022	A+	5,135	5,398,836
Chicago GO (AGM)	5.00%	1/1/2017	AA-	9,000	9,323,370
Clark Co Sch Dist Ltd Tax	5.00%	6/15/2016	AA-	7,500	8,260,800
Cook Co GO	5.00%	11/15/2017	AA	5,010	5,660,198
Cook Co GO (AMBAC)	5.00%	11/15/2014	AA	1,000	1,025,870
Cook Co Sch Dist #99 - Cicero (AGM)	5.00%	12/1/2014	Aa3	1,690	1,755,403
CT State GO	5.00%	8/15/2021	AA	5,000	5,839,250
CT State GO (SIFMA)	0.98%#	5/15/2018	AA	4,000	4,025,160
Cumberland Co COP	4.00%	12/1/2014	AA	3,500	3,608,885
Detroit - State Aid GO	5.00%	11/1/2015	AA	6,775	7,061,921
Douglas Co Sch Dist #206 - Eastmont (NPFGC)	5.00%	12/1/2014	Aa1	1,000	1,038,980
Douglas Co SD	4.00%	11/15/2018	Aa1	5,085	5,687,013
FL St Dept Trans	5.00%	7/1/2020	AAA	9,330	11,020,503
Frederick Co GO	4.00%	8/1/2018	AA+	6,820	7,632,535
Guam GO	5.75%	11/15/2014	BB-	895	903,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation (continued)

Hawaii Co GO (AMBAC)	5.00%	7/15/2014	Aa2	$1,750	$1,794,748
HI State GO	5.00%	11/1/2021	AA	5,000	5,875,750
Honolulu City & Co GO (NPFGC)	5.00%	7/1/2014	Aa1	2,475	2,533,806
Houston GO	5.00%	3/1/2018	AA	7,365	8,513,793
IL State GO	5.00%	8/1/2016	A-	7,000	7,656,320
IL State GO	5.00%	7/1/2017	A-	6,000	6,645,300
IL State GO	5.00%	10/1/2017	A-	4,575	4,591,790
IL State GO (AGM)	5.50%	5/1/2016	AA-	7,000	7,683,690
Kane Cook & Du Page Co Sch Dist #46	4.00%	1/1/2015	AA-	9,450	9,769,977
Kansas City MO GO	4.00%	2/1/2018	AA	9,000	9,977,130
Katy ISD PSF GTD	0.763%#	8/15/2036	AAA	20,000	20,082,200
Madison Co CUSD #2 - Triad (NPFGC)	5.25%	1/1/2015	A+	2,035	2,097,352
Maricopa Co Sch Dist #11 - Peoria USD (AGM)	5.00%	7/1/2014	AA-	70	71,660
Miami Dade Co GO	4.25%	10/1/2017	AA	6,320	7,011,345
MN State GO	5.00%	8/1/2014	AA+	1,200	1,233,456
MS Dev Bank - Marshall Co	5.00%	1/1/2018	AA-	2,225	2,529,847
NJ State GO	5.00%	6/1/2019	AA-	13,400	15,714,448
NYC GO	5.00%	8/1/2017	AA	5,890	6,702,584
NYC GO	5.00%	8/1/2018	AA	10,000	11,547,500
NYC GO	5.00%	8/1/2019	AA	14,885	17,222,094
NYC GO	5.00%	8/1/2019	AA	5,585	6,461,901
NYC GO	5.00%	8/1/2021	AA	7,410	8,505,050
OH State GO	5.00%	9/15/2014	AA+	8,525	8,812,889
OH State GO	5.00%	9/15/2018	AA+	6,200	7,251,768
OH State GO	5.35%	8/1/2014	AA+	1,000	1,029,900
PA State GO	5.00%	2/15/2015	AA	11,400	12,008,760
PA State GO	5.00%	11/15/2017	AA	10,000	11,546,300
Pittsburgh PA Sch District	4.00%	9/1/2018	Aa3	7,090	7,780,920
PR Comwlth GO (FGIC)	5.50%	7/1/2014	Baa3	4,025	4,021,861
Ramsey Co	5.00%	2/1/2016	AAA	4,785	5,239,958
Rangely CO Hosp Dist	4.50%	11/1/2021	Baa1	5,500	5,739,360
RI State GO	5.00%	8/1/2017	AA	5,000	5,635,300
RI State GO	5.00%	8/1/2018	AA	5,000	5,700,000
San Francisco City & Co GO	5.00%	6/15/2018	AA+	8,725	10,178,061
Shelby Co GO	4.75%	3/1/2018	AA+	5,525	6,342,976
Socorro ISD PSF GTD	5.00%	8/15/2014	AAA	1,000	1,029,820
South San Francisco USD	4.00%	6/15/2018	NR	6,165	6,759,059
Toledo GO	1.375%	10/22/2014	NR	4,590	4,609,921
Vale Verde USD	3.00%	8/1/2018	NR	4,000	4,153,200
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2014	BBB	2,750	2,833,738
WA State GO	5.00%	2/1/2019	AA+	5,640	6,601,620
Waterbury GO (AG)	4.00%	9/1/2014	AA-	1,700	1,737,502
Williamson Co GO	4.00%	2/15/2018	AAA	3,000	3,342,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Woonsocket GO	7.125%	6/15/2016	B3		$2,610	$2,690,597
Total						450,522,019

Health Care 10.97%

Abag Fin Auth - Episcopal Senior	2.50%	7/1/2019	BBB+	(a)	2,625	2,576,017
Alachua Co Hlth - Bonita Springs	7.125%	11/15/2016	NR		4,500	4,529,340
Allegheny Co Hsp - Univ Pitt Med	5.00%	9/1/2014	Aa3		9,440	9,737,360
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		11,500	11,302,085
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2014	BBB		1,220	1,223,819
CA Hlth - Adventist Hlth W	5.00%	3/1/2014	A		2,000	2,014,800
CA Hlth - Catholic Hlthcare W	5.00%	7/1/2027	A		3,500	3,581,760
CA Hlth - Childrens Hsp Los Angeles	1.86%#	7/1/2042	BBB+		9,250	9,331,770
CA Hlth - City of Hope	5.00%	11/15/2017	A+		1,050	1,195,719
CA Hlth - Packard Childrens Hsp	1.45%	8/15/2023	AA		3,500	3,535,000
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,724,050
CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		5,000	5,737,650
CA Hlth - Sutter Hlth	5.00%	8/15/2014	AA-		1,205	1,238,945
CA Stwde - So Cal Presbyterian	5.25%	11/15/2014	BBB-		295	301,404
CA Stwde - Terraces San Joaquin	4.00%	10/1/2018	NR		6,000	5,928,360
Charlotte Meck Hsp - Carolinas Hlth (NPFGC)(IBC)	5.00%	1/15/2015	AA-		2,275	2,381,447
Clackamas Co Hsp - Legacy Hlth Sys	5.00%	7/15/2037	A+		2,000	2,039,320
CO Hlth Facs - Catholic Hlth	5.00%	7/1/2039	A+		5,500	5,713,730
CO Hlth Facs - Evangelical Lutheran	5.00%	6/1/2039	A-		4,900	5,053,125
CO Hlth Facs - Total Longterm Care	4.25%	11/15/2015	BBB	(a)	615	626,654
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2018	A		2,705	3,049,049
CT Hlth & Ed - Lawrence Mem Hsp	5.00%	7/1/2019	A		2,835	3,190,027
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2014	A-		2,050	2,091,287
CT Hlth & Ed - Stamford Hsp	5.00%	7/1/2015	A-		1,980	2,090,801
Duluth EDA - St Lukes Hsp	4.75%	6/15/2022	NR		5,000	4,759,000
Gaithersburg Econ Dev - Asbury	5.00%	1/1/2014	NR		2,965	2,965,000
Gaithersburg Econ Dev - Asbury	5.00%	1/1/2015	BBB	(a)	2,950	3,012,687
HFDC Cent TX - Legacy/Willow Bend	5.25%	11/1/2014	NR		1,195	1,209,364
IA Fin Auth - Genesis Hlth Sys	5.00%	7/1/2014	A1		1,065	1,088,025
IL Fin Auth - Provena Hlth	5.25%	5/1/2015	BBB+		2,000	2,091,660
IL Hlth - Advocate Hlth	4.375%	11/15/2022	AA		2,825	2,883,732
IN Hlth Facs - Ascension Hlth	1.60%	11/15/2036	AA+		11,500	11,701,020
Jackson Co Hospital Fin Auth	4.00%	6/1/2014	A-		3,680	3,726,626
Jackson Co Hospital Fin Auth	4.00%	6/1/2015	A-		3,600	3,740,292
Jackson Co Hospital Fin Auth	4.00%	6/1/2016	A-		2,855	3,014,452
Kaweah Delta Hlth Care Dist	5.00%	6/1/2017	A3		2,000	2,217,280
LA PFA - Christus Hlth	5.00%	7/1/2014	A+		3,000	3,064,260
Lubbock Hlth - St Joseph Hlth	1.125%	7/1/2030	AA-		13,395	13,334,722
MA DFA - Boston Med Ctr	5.00%	7/1/2017	BBB+		2,000	2,177,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

MA DFA - Boston Med Ctr	5.00%	7/1/2018	BBB+		$5,090	$5,604,090
Med Ctr Ed Bldg Corp - Univ MS Med Ctr	4.00%	6/1/2014	Aa2		1,000	1,014,590
MI Hsp - Ascension Hlth(b)	1.87%	11/1/2027	AA		20,000	19,975,000
MN Agric & Econ Dev - Essentia Hlth Rmkt (AG)	5.00%	2/15/2015	AA-		1,335	1,395,062
MO Hlth & Ed - St Lukes Hlth Sys	5.00%	11/15/2014	A+		2,140	2,210,706
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2018	BB+		1,000	1,026,820
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2019	BB+		1,450	1,486,685
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2020	BB+		1,305	1,316,549
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	BBB+		8,000	8,967,040
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2016	BB+		3,160	3,264,280
NJ Hlth - St Peters Univ Hsp	5.00%	7/1/2017	BB+		3,850	3,982,979
NY Dorm - Mental Hlth (NPFGC)(FGIC)	5.00%	8/15/2015	AA-		4,670	4,912,139
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2017	BB+		5,000	5,282,800
Palm Beach Co Hlth - Bethesda Hlthcare (AGM)	5.00%	7/1/2014	AA-		2,420	2,459,785
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2015	BB+		1,500	1,520,340
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2016	BB+		1,500	1,524,150
Philadelphia Hsps - Temple Univ Hlth	5.00%	7/1/2017	BB+		1,500	1,524,420
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2016	A-		3,385	3,477,241
PR Indl Tourist - Hsp Auxilio Mutuo	5.00%	7/1/2017	A-		2,555	2,613,152
Rochester Hlth Care - Mayo Clinic	4.00%	11/15/2038	AA		5,500	6,106,375
San Buenaventura - Cmnty Mem Hlth	5.00%	12/1/2016	BB		1,750	1,825,250
San Buenaventura - Cmnty Mem Hlth	5.25%	12/1/2017	BB		1,750	1,836,643
San Buenaventura - Cmnty Mem Hlth	5.75%	12/1/2018	BB		1,800	1,932,282
Sartell Hlth Care - Country Manor	4.00%	9/1/2020	NR		2,300	2,171,062
SD Hlth & Ed Facs - Rapid City Regl Hsp	5.00%	9/1/2014	A1		1,000	1,028,150
SE Port Auth - Memorial Hlth	5.00%	12/1/2022	NR		3,400	3,307,044
Shelby Co Hlth Ed Hsg - Baptist Mem Hlth	5.00%	9/1/2014	AA-		1,500	1,543,920
Travis Co Hlth - Longhorn Vlg	5.50%	1/1/2017	NR		1,480	1,468,367
Westchester Co Medical	5.00%	11/1/2015	A3		3,215	3,383,434
WI Hlth & Ed - Aurora Hlth	4.75%	8/15/2025	A3		3,000	3,070,620
WI Hlth & Ed - Aurora Hlth	5.125%	8/15/2027	A3		7,500	8,269,950
WI Hlth & Ed - Froedtert & Cmnty Hlth	4.00%	4/1/2014	AA-		1,300	1,310,647
Total						265,991,011

Housing 0.13%

CA Stwde - American Baptist	2.40%	10/1/2020	BBB		1,250	1,186,887
WA Hsg - Emerald Heights	3.00%	7/1/2016	A-	(a)	1,020	1,032,220
WA Hsg - Emerald Heights	4.00%	7/1/2018	A-	(a)	1,000	1,034,870
Total						3,253,977

Lease Obligations 10.73%

Anaheim Pub Fin Auth (AGM)	6.00%	9/1/2014	AA-		1,500	1,555,800
Atlanta Dtown Dev - Undg Atlanta (AG)	5.00%	7/1/2014	Aa2		3,500	3,583,510

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

CA Pub Wks - Dept Hsps	4.00%	6/1/2017	A2	$2,395	$2,639,841
CA Pub Wks - Dept Hsps	4.00%	6/1/2018	A2	4,790	5,322,073
CA Pub Wks - Various Cap Proj	5.00%	10/1/2014	A2	14,175	14,671,975
CA Pub Wks - Various Cap Proj	5.00%	4/1/2018	A2	2,800	3,221,848
CA Pub Wks - Various Cap Proj	5.00%	11/1/2018	A2	2,000	2,324,240
Cleveland COP - Cleveland Stadium	5.00%	11/15/2014	A	5,320	5,467,949
Cleveland COP - Cleveland Stadium	5.00%	11/15/2015	A	5,420	5,808,722
Erie Co IDA - Sch Facs	5.00%	5/1/2018	AA-	3,000	3,459,270
Golden Empire Schs - Kern HSD	0.36%#	5/1/2014	NR	11,700	11,700,702
IN Office Bldg Commn - New Castle Corr (NPFGC)(FGIC)	5.25%	7/1/2016	Aa1	1,785	1,978,744
KY Ppty & Bldgs Commn - Proj #82 (AGM)	5.25%	10/1/2014	AA-	5,500	5,706,085
KY Ppty & Bldgs Commn - Proj #83 (AMBAC)	5.00%	10/1/2015	Aa3	6,085	6,565,532
KY Ppty & Bldgs Commn - Proj #88 (NPFGC)(FGIC)	5.00%	11/1/2014	Aa3	2,815	2,926,221
Los Angeles Co Cap Asset Corp	5.00%	6/1/2015	AA	4,595	4,890,091
Los Angeles Co Cap Asset Corp	5.00%	12/1/2015	AA	4,195	4,551,072
Los Angeles Co Pub Wks	5.00%	8/1/2019	AA	1,000	1,156,210
Los Angeles Mun Impt Corp	5.00%	3/1/2018	A+	5,000	5,633,050
Los Angeles Mun Impt Corp	5.00%	3/1/2019	A+	9,500	10,769,010
Los Angeles USD COP	4.00%	12/1/2014	A+	6,360	6,566,827
Los Angeles USD COP	5.00%	10/1/2017	A+	3,000	3,414,060
Los Angeles USD COP	5.00%	10/1/2018	A+	3,000	3,455,970
MA State GO	0.72%#	2/1/2015	AA+	2,500	2,508,650
Maricopa Co PFC (AMBAC)	5.00%	7/1/2014	AA+	3,000	3,071,730
MI Bldg Auth	5.00%	10/15/2014	Aa3	2,000	2,073,180
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,178,615
Miami Dade Co Entlmt GTD (NPFGC)(FGIC)	5.00%	8/1/2014	Aa3	5,665	5,806,795
MN State Gen Fund	5.00%	3/1/2018	AA	8,000	9,234,800
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%	9/1/2014	AA-	2,975	3,066,868
NJ EDA - Sch Facs	5.00%	3/1/2017	A+	20,000	22,423,400
NJ EDA - Sch Facs	5.25%	3/1/2014	A+	2,625	2,645,449
NJ EDA - Sch Facs Rmkt (AGM)	5.00%	9/1/2020	AA-	1,830	1,887,261
NJ EDA - Sch Facs Rmkt (AGM)	5.00%	9/1/2029	AA-	5,000	5,388,850
NJ State COP - Equip Lease COP	5.00%	6/15/2015	A+	3,150	3,214,732
NJ Trans Trust Fund (AGM)	5.75%	12/15/2014	AA-	2,910	3,061,000
NJ Trans Trust Fund (NPFGC)	5.50%	12/15/2016	A+	1,225	1,397,051
NY Dorm - Cons Svc Contract	4.00%	7/1/2014	AA-	1,425	1,451,092
NY Dorm - Mental Hlth	5.00%	2/15/2014	AA-	7,075	7,114,903
NY Twy Auth	5.00%	4/1/2018	AA-	7,500	8,650,050
Palm Beach Co Sch Brd COP	5.00%	8/1/2032	Aa3	2,500	2,760,550
Philadelphia Redev Auth	5.00%	4/15/2018	A+	1,670	1,859,011
Philadelphia Redev Auth	5.00%	4/15/2017	A+	1,135	1,251,496
PR Pub Bldg Auth GTD	5.75%	7/1/2016	BBB-	4,145	3,817,172
Sacramento USD Rmkt COP (AGM)	3.06%#	3/1/2040	A3	3,530	3,532,436

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Salt Lake Co Mun Bldg Auth	4.00%	12/1/2014	AA+	$1,000	$1,034,760
San Diego Conv Ctr Fing Auth	4.00%	4/15/2016	AA-	1,665	1,768,913
San Diego Conv Ctr Fing Auth	4.00%	4/15/2017	AA-	1,250	1,349,063
San Diego Conv Ctr Fing Auth	4.00%	4/15/2018	AA-	2,100	2,281,104
San Francisco City & Co COP	5.00%	9/1/2017	AA	12,640	14,341,723
Santa Clara Co Fin Auth	5.00%	11/15/2014	AA+	2,670	2,774,637
SW Allen Multi Sch Bldg Corp (NPFGC)	5.00%	1/15/2014	Aa2	2,705	2,708,300
Twin Rivers USD (AGM)	3.20%	6/1/2035	AA-	920	910,515
Twin Rivers USD (AGM)	3.20%	6/1/2041	AA-	2,250	2,212,808
Twin Rivers USD (AGM)	3.20%	6/1/2027	AA-	1,750	1,736,945
VA Biotech Research Ptnrs - Cons Labs	4.00%	9/1/2014	AA+	3,270	3,352,698
Total					260,235,359

Other Revenue 4.75%

Austin Convention†	6.00%	1/1/2015	Ba2	1,580	1,604,727
Farmington Poll Ctl - El Paso Elec	1.875%	6/1/2032	BBB	5,000	4,903,350
FL Brd Ed - Lottery Rev	5.00%	7/1/2014	AAA	5,000	5,116,550
FL Brd Ed - Lottery Rev (AMBAC)	5.00%	7/1/2015	AAA	3,200	3,422,848
Florence Twn IDA - Legacy Trad Sch	4.00%	7/1/2018	BB	500	481,095
IL Fin Auth - Prairie Power Rmkt	3.00%	7/1/2042	A	9,800	9,850,470
IN Bd Bk - Common School Fund (NPFGC)	4.75%	2/1/2014	A	4,000	4,009,680
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2022	A1	4,040	4,462,584
La Paz Co IDA - Imperial Regl Jail	6.75%	10/1/2023	NR	2,000	1,975,920
Maricopa Co Poll Ctl - NM Pub Svc	4.00%	6/1/2043	BBB	10,000	10,234,600
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2015	A+	1,700	1,779,577
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	1,600	1,709,280
Minneapolis National Marrow Donor Prog	4.00%	8/1/2014	BBB	4,060	4,112,293
Minneapolis National Marrow Donor Prog	4.00%	8/1/2015	BBB	4,535	4,646,198
NYC Cultural - Whitney Museum	5.00%	7/1/2017	A	6,175	6,931,005
PA Econ Dev - PPL Energy Supply	3.00%	12/1/2038	BBB	3,000	3,082,590
PA Econ Dev - PPL Energy Supply Rmkt	3.00%	12/1/2037	BBB	12,000	12,330,360
PA IDA - Economic Dev	5.00%	7/1/2018	A1	2,595	2,956,146
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%	12/1/2015	A	10,000	9,883,400
PR Elec Pwr Auth	5.00%	7/1/2018	BBB	10,040	8,403,982
Public Gas Partners Inc	5.00%	10/1/2014	A+	3,000	3,095,640
Wise Co IDA - VA Elec & Pwr CO	2.375%	11/1/2040	A-	10,000	10,216,200
Total					115,208,495

Special Tax 0.55%

Brea Redev Agy	5.00%	8/1/2019	AA-	2,000	2,307,880
Brea Redev Agy	5.00%	8/1/2020	AA-	2,100	2,416,218
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2017	BBB+	2,000	2,157,900
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2018	BBB+	1,250	1,353,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Denver Urban Renewal - Stapleton	4.00%	12/1/2014	Aa3	$5,045	$5,180,660
Total					13,416,283

Tax Revenue 5.27%

Akron PIT	3.00%	12/1/2014	AA+	1,465	1,499,823
Akron PIT	4.00%	12/1/2015	AA+	3,190	3,388,003
Akron PIT	4.00%	12/1/2016	AA+	4,090	4,447,507
AL Pub Sch & Clg Auth	5.00%	5/1/2015	Aa1	2,800	2,976,960
CA State Economic Recovery (NPFGC)(FGIC)	5.25%	7/1/2014	AA	1,610	1,650,411
CA State Economic Recovery ETM	5.25%	7/1/2014	Aaa	1,130	1,157,821
Contra Costa Trsp - Sales Tax	0.483%#	3/1/2034	AA+	14,500	14,505,655
Des Moines ISD	5.00%	6/1/2015	A+	2,810	2,991,863
FL Hurricane Catastrophe Fund	5.00%	7/1/2016	AA-	8,500	9,392,585
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2018	AA	5,000	5,449,450
MA Spl Oblig - Fed Hwy GANs (AGM)	5.00%	12/15/2014	AAA	7,000	7,320,110
MTA NY - Dedicated Tax	4.00%	11/15/2018	AA	4,490	5,027,408
NJ EDA - Cigarette Tax	5.00%	6/15/2018	BBB+	8,500	9,505,550
NJ EDA - Cigarette Tax	5.00%	6/15/2017	BBB+	3,000	3,316,830
NJ EDA - Cigarette Tax	5.00%	6/15/2016	BBB+	1,880	2,039,988
NJ EDA - Cigarette Tax ETM	5.375%	6/15/2014	Aaa	2,560	2,619,034
NY LGAC	5.00%	4/1/2015	AAA	2,475	2,621,619
NY UDC - PIT	5.00%	3/15/2017	AAA	10,000	11,341,200
NY UDC - PIT	5.00%	3/15/2018	AAA	10,000	11,597,700
NYC TFA - Future Tax	5.00%	11/1/2016	AAA	5,500	6,182,110
Orlando Redev TIF	5.00%	9/1/2014	A	1,025	1,046,638
PA Econ Dev - Unemployment Comp	5.00%	7/1/2022	Aaa	9,075	9,945,292
Phoenix Civic Impt Corp - Light Rail Proj	5.00%	7/1/2019	AA	4,670	5,447,322
WV Sch Bldg Auth - Lottery	5.00%	7/1/2014	AAA	2,290	2,343,128
Total					127,814,007

Tobacco 2.10%

Buckeye Tobacco	5.00%	6/1/2014	A1	5,500	5,577,605
Golden St Tobacco	5.00%	6/1/2020	A2	5,300	6,018,892
Railsplitter Tobacco Settlement Auth	5.00%	6/1/2015	A	8,085	8,548,351
Railsplitter Tobacco Settlement Auth	5.25%	6/1/2021	A	4,020	4,570,579
Tobacco Settlement Auth WA	5.00%	6/1/2017	A	2,000	2,222,200
Tobacco Settlement Auth WA	5.00%	6/1/2018	A	2,000	2,245,340
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1	5,270	4,864,684
Tobacco Settlement Fin Corp	5.00%	6/1/2017	AA-	5,850	6,622,493
Tobacco Settlement Fin Corp	5.00%	6/1/2018	A3	5,000	5,420,550
Tobacco Settlement Fin Corp	5.00%	5/15/2016	A	2,500	2,720,825

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp	5.00%	5/15/2017	A	$2,000	$2,226,300
Total					51,037,819

Transportation 8.79%

Alameda Corridor Trsp Auth	5.00%	10/1/2019	A-	1,000	1,165,910
Bay Area Toll Auth	0.76%#	4/1/2047	AA	8,000	8,007,920
Bay Area Toll Auth Rmkt	0.966%#	4/1/2045	AA	15,000	15,106,500
Chicago Midway Arpt	5.00%	1/1/2034	A-	2,725	2,852,966
CT Spl Tax - Trans Infra	5.00%	12/1/2014	AA	10,000	10,439,500
Delaware River Jt Toll Brdg Commn (NPFGC)	5.50%	7/1/2014	A	2,455	2,517,897
DFW Arpt	4.00%	11/1/2014	A+	2,500	2,579,375
Fairfax Co EDA - Silver Line Phase I	5.00%	4/1/2017	AA	2,000	2,250,680
Foothill / Eastern Corridor Toll Rd(c)	5.00%	1/15/2053	BBB-	7,500	8,078,850
GA Rd & Twy Auth (NPFGC)	5.00%	6/1/2014	AA-	1,000	1,019,760
Harris Co Toll Rd	0.70%#	8/15/2021	Aa3	4,000	3,995,840
Houston Arpt	5.00%	7/1/2017	A	1,500	1,691,295
IL Toll Hwy Auth	5.00%	12/1/2017	AA-	5,000	5,691,500
Illinois St Toll Hwy Auth Toll Highway Rev Sr Priority - Ser A (AGM)	5.00%	1/1/2018	AA-	5,205	5,573,150
KY Trans Auth	5.00%	7/1/2017	Baa3	8,000	8,835,520
LA Offshore Term Auth - LOOP LLC	2.10%	10/1/2040	BBB	3,500	3,530,065
MTA NY	0.334%#	11/1/2022	AA-	16,300	15,595,921
MTA NY	0.953%#	11/1/2030	A	7,400	7,421,460
MTA NY	5.00%	11/15/2018	A	3,235	3,740,533
MTA NY - Dedicated Tax	5.00%	11/15/2014	AA	1,000	1,040,960
NC State GARVEE	4.00%	3/1/2023	AA	8,000	8,669,600
NJ Tpk Auth	5.00%	1/1/2020	A+	5,000	5,747,900
NJ Trans Trust Fund (NPFGC)	5.25%	12/15/2014	A+	5,000	5,235,950
NJ Trans Trust Fund (NPFGC)(FGIC)	5.00%	6/15/2015	A1	2,950	3,146,647
NJ Trans Trust Fund (NPFGC)(FGIC)	5.25%	12/15/2018	AA+	5,000	5,475,700
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,484,700
NY Twy Auth	5.00%	1/1/2016	A	500	542,230
NY Twy Auth	5.00%	1/1/2018	A	1,250	1,421,788
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2018	AA	3,405	3,927,123
OH Infrastructure	5.50%	6/15/2014	AA	1,460	1,495,055
Orlando & Orange Co Expwy Auth	5.00%	7/1/2018	A	4,000	4,584,600
PR Hwy & Trans Auth (AGM)	5.50%	7/1/2014	AA-	5,000	5,032,800
Southeastern PA Transp Auth	5.00%	6/1/2017	A+	1,425	1,591,839
Southeastern PA Transp Auth	5.00%	6/1/2018	A+	1,280	1,443,354
St Louis Arpt - Lambert Intl Airport	5.00%	7/1/2018	A-	1,530	1,733,031
Tri Co Met Trsp Dist	3.00%	11/1/2018	Aa3	8,400	8,865,192
Triborough Brdg & Tunl Auth	5.00%	11/15/2018	AA-	3,750	4,383,787
Triborough Brdg & Tunl Auth	5.00%	11/15/2019	AA-	5,000	5,873,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Triborough Brdg & Tunl Auth (NPFGC)	5.50%	11/15/2021	A+	$1,650	$1,962,229
WA St GARVEE - 520 Corridor	5.00%	9/1/2017	AA	16,930	19,325,426
Total					213,078,103

Utilities 11.65%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2016	A1	675	733,408
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2017	A1	1,000	1,115,260
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2018	A1	2,900	3,270,765
Atlanta Wtr & Wastewtr	5.00%	11/1/2017	Aa3	3,000	3,430,350
Atlanta Wtr & Wastewtr	5.00%	11/1/2018	Aa3	2,500	2,886,400
Burke Co Dev - GA Power	1.40%	11/1/2048	A	4,000	4,036,360
Central Plains - Goldman Sachs	5.00%	12/1/2014	A-	3,050	3,143,086
East Bay MUD Wastewater	0.38%#	6/1/2038	AAA	5,345	5,342,595
Escambia Co Solid Waste - Gulf Pwr	1.35%	4/1/2039	A	7,500	7,524,000
FL Dept Env Protn - Florida Forever (NPFGC)	5.00%	7/1/2014	AA-	5,180	5,298,674
Floyd Co Dev - GA Power Rmkt	0.85%	7/1/2022	A	5,000	5,000,000
Guam Pwr Auth (AGM)	5.00%	10/1/2019	AA-	1,000	1,137,940
Houston Util Sys (SIFMA)	0.81%#	5/15/2034	AA	23,000	23,001,610
IL Fin Auth - Peoples Gas	2.125%	3/1/2030	A1	12,750	12,842,947
IL Fin Auth - Peoples Gas	2.625%	2/1/2033	A1	4,000	4,109,800
Indianapolis Util Dist (NPFGC)(FGIC)	4.00%	6/1/2014	AA	3,535	3,584,843
Kissimmee Util Auth (AGM)	5.25%	10/1/2014	A1	1,000	1,036,700
Lakeland Energy	0.81%#	10/1/2017	AA	17,000	17,050,830
Long Island Power Auth	4.00%	5/1/2018	A-	3,940	4,259,337
Long Island Power Auth	5.00%	5/1/2014	A-	2,790	2,833,385
Los Alamos Co Util Sys (AGM)	5.00%	7/1/2014	AA-	4,410	4,424,509
Los Angeles Wastewater	5.00%	6/1/2018	AA	3,000	3,498,660
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.15%	6/1/2033	A2	3,750	3,728,850
Louisville/Jeff Co Met - Louisville Gas & Elec Co	1.60%	6/1/2033	A-	4,000	4,037,120
Louisville/Jeff Co Poll Ctl - Louisville Gas & Elec Co	1.65%	10/1/2033	A2	6,000	6,062,580
MEAG - Proj 1	5.00%	1/1/2021	A	7,000	7,956,760
MEAG - Proj 1	5.00%	1/1/2018	A	3,145	3,573,286
Met Govt Nashville Water & Sewer	5.00%	7/1/2018	A+	4,415	5,118,354
Navajo Co Poll Ctl - AZ Pub Svc	5.50%	6/1/2034	A-	5,000	5,095,500
NC Eastern Muni Pwr	5.00%	1/1/2015	A-	1,000	1,045,330
NC Eastern Muni Pwr	5.50%	1/1/2014	A-	5,000	5,000,000
NC Muni Pwr Agy #1 - Catawba Elec	5.00%	1/1/2018	A	15,000	17,142,900
NY Energy - NY St Elec & Gas Corp	2.25%	12/1/2015	BBB+	10,000	10,202,600
OH Air Quality - Columbus So Pwr	3.875%	12/1/2038	Baa1	3,500	3,533,215
OH Air Quality - FirstEnergy	2.25%	8/1/2029	BBB-	5,000	4,965,000
OH Air Quality - OH Power CO	3.25%	6/1/2041	Baa1	4,000	4,028,480
OH Wtr Dev Auth	0.46%#	7/15/2035	AAA	7,500	7,500,450
PA Econ Dev - Philadelphia Biosolids	5.00%	1/1/2014	Baa3	1,000	1,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Peninsula Ports Auth - Dominion Proj	2.375%	10/1/2033	BBB+	$5,000	$5,020,400
Philadelphia Gas Works	5.00%	8/1/2014	BBB+	3,000	3,077,880
PR Aqueduct & Swr Auth	5.00%	7/1/2019	BB+	5,350	4,145,982
PR Elec Pwr Auth	5.25%	7/1/2018	BBB	10,000	8,379,600
Rockport Poll Ctl - IN Michigan Pwr	6.25%	6/1/2025	BBB	1,000	1,021,220
Salt River Imp & Pwr Dist	4.00%	1/1/2015	Aa1	2,550	2,645,166
San Antonio Elec & Gas	2.00%	12/1/2027	Aa2	7,500	7,755,525
So MN Muni Pwr Agy (AMBAC)	5.25%	1/1/2015	A+	5,000	5,244,050
Southern CA Met Wtr	3.00%	7/1/2035	AAA	6,000	6,237,300
Southern CA Met Wtr	3.50%	7/1/2037	AAA	9,515	10,241,470
TEAC - Goldman Sachs	5.25%	9/1/2018	A-	5,755	6,342,125
Truckee Meadows Water Auth	5.00%	7/1/2015	Aa2	5,000	5,344,700
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2018	A3	3,000	3,292,410
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2019	A3	1,000	1,093,850
Vernon Elec Sys	5.25%	8/1/2014	A-	1,000	1,024,590
York Co EDA - VA Elec & Pwr	4.05%	5/1/2033	A-	2,000	2,021,260
Total					282,439,412
Total Municipal Bonds (cost $2,025,968,581)					2,035,248,022

SHORT-TERM INVESTMENTS 15.88%

Municipal Bond 0.15%

General Obligation

Newark TAN	1.50%	2/20/2014	NR	3,636	3,637,054

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date
Variable Rate Demand Notes 15.73%

Corporate-Backed 1.71%

Met Govt Nashville IDA - Commerce St	0.77%	1/2/2014	1/1/2014	NR	505	505,000
MS Bus Fin Corp - Grand Alliance	0.52%	1/2/2014	1/1/2033	BBB	11,705	11,705,000
Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	11/1/2040	A2	20,000	20,000,000
Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	12/1/2039	A2	9,250	9,250,000
Total						41,460,000

Education 2.67%

Birmingham Ed - Miles Clg	0.77%	1/2/2014	2/1/2029	Baa3	1,385	1,385,000
Met Govt Nashville H & E - Fisk Univ	0.57%	1/2/2014	12/1/2020	Baa3	4,735	4,735,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Variable Rate Demand Notes (continued)

MO Hlth & Ed - St Louis Univ	0.12%	1/2/2014	10/1/2024	AA-		$28,580	$28,580,000
NH Hlth & Ed - Univ Sys of NH	0.04%	1/2/2014	7/1/2033	Aa3		24,975	24,975,000
OH Hi Ed - Univ Dayton	1.31%	1/2/2014	7/1/2016	A		5,000	5,010,950
Total							64,685,950

General Obligation 1.69%

Anaheim City COP (NPFGC)†	0.26%	1/2/2014	7/16/2023	A	(a)	11,995	11,995,000
NYC GO	0.34%	1/2/2014	4/1/2035	AA		29,000	29,000,000
Total							40,995,000

Health Care 2.48%

Gulf Shores Med - Colonial Pinnacle	0.52%	1/2/2014	7/1/2034	Baa3		3,100	3,100,000
MD Hlth & Hi Ed - LifeBridge Hlth (AG)†	0.26%	1/2/2014	1/1/2038	AA-		13,960	13,960,000
Montgomery Co Hlth - Catholic Hlth	0.18%	1/1/2014	3/1/2027	A+		33,400	33,400,000
NJ Hlth - Christian Hlth Care Ctr	0.29%	1/2/2014	7/1/2038	A-		8,550	8,550,000
WI Hlth & Ed - Pooled Loan Fin	0.81%	1/1/2014	2/1/2022	A3		1,225	1,225,000
Total							60,235,000

Housing 1.64%

AK Hsg Fin Corp	0.24%	1/2/2014	12/1/2041	AA+		39,820	39,820,000

Lease Obligations 1.56%

Palm Beach Co Sch Brd COP	0.44%	1/2/2014	8/1/2029	BBB		28,500	28,500,000
Pima Co IDA - HQ Metro†	0.11%	1/2/2014	7/1/2017	AA-		9,300	9,300,000
Total							37,800,000

Other Revenue 0.54%

Morton Grove Cultural - IL Holocaust Mus	0.10%	1/2/2014	12/1/2041	A2		4,700	4,700,000
WI Hlth & Ed - Maranatha Baptist	0.81%	1/2/2014	8/1/2026	BBB+		8,275	8,275,000
Total							12,975,000

Tax Revenue 0.24%

MidCities Co Met District #1	0.18%	1/2/2014	12/1/2020	A+		5,820	5,820,000

Transportation 0.62%

Orlando & Orange Co Expwy Auth	0.04%	1/2/2014	7/1/2040	AAA		15,000	15,000,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes (continued)

Utilities 2.58%

Las Vegas Valley Water District	0.23%	1/2/2014	6/1/2036	AA+	$9,500	$9,500,000
Las Vegas Valley Water District	0.23%	1/2/2014	6/1/2036	AA+	28,995	28,995,000
Pittsburgh Wtr & Swr	0.14%	1/2/2014	9/1/2035	AA-	24,135	24,135,000
Total						62,630,000

Total Variable Rate Demand Notes (cost $381,410,000)						381,420,950

Total Short-Term Investments 15.88% (cost $385,046,000)						385,058,004

Total Investments in Securities 99.79% (cost $2,411,014,581)						2,420,306,026

Cash and Other Assets in Excess of Liabilities 0.21%						5,174,023

Net Assets 100.00%						$2,425,480,049

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - SHORT DURATION TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$2,038,885,076	$—	$2,038,885,076
Variable Rate Demand Notes	—	381,420,950	—	381,420,950
Total	$—	$2,420,306,026	$—	$2,420,306,026
Liabilities
Trust Certificates	$—	$(10,000,000)	$—	$(10,000,000)
Total	$—	$(10,000,000)	$—	$(10,000,000)

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 98.77%

Corporate-Backed 6.97%

AL IDA - Office Max Rmkt AMT	6.45%	12/1/2023	B2		$2,300	$2,299,977
Allegheny Co IDA - US Steel	5.50%	11/1/2016	BB-		1,500	1,536,810
Allegheny Co IDA - US Steel	6.50%	5/1/2017	BB-		3,315	3,470,208
Alliance Arpt - FedEx AMT	4.85%	4/1/2021	Baa1		1,000	1,033,320
Babylon IDA - Covanta	5.00%	1/1/2019	AA		4,000	4,438,320
Beaver Co IDA - FirstEnergy Rmkt	2.50%	12/1/2041	BBB-		6,000	5,955,360
Burke Co Dev - GA Power	1.75%	12/1/2049	A		10,000	10,056,000
Burke Co Dev - GA Power	2.40%	1/1/2040	A		4,000	3,794,160
Charlotte Spl Facs - US Airways AMT	5.60%	7/1/2027	NR		5,000	4,719,650
Citizens Property Insurance Corp	5.00%	6/1/2018	A+		10,000	11,285,200
Citizens Property Insurance Corp	5.25%	6/1/2017	A+		7,000	7,892,430
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B+		3,300	3,518,955
DeSoto Parish Env Impt - Intl Paper AMT	4.75%	3/1/2019	BBB		6,480	6,629,558
Farmington Poll Ctl - NM Pub Svc	4.75%	6/1/2040	BBB		5,000	5,317,600
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2026	NR		2,000	1,787,660
Gulf Coast IDA - CITGO AMT	4.875%	5/1/2025	BB-		4,000	3,787,880
IA Fin Auth - Iowa Fertilizer CO	5.00%	12/1/2019	BB-		7,500	7,203,225
IN Fin Auth - US Steel	6.00%	12/1/2019	BB-		5,000	5,068,950
Jay Solid Waste - Intl Paper AMT	4.90%	11/1/2017	BBB		2,890	2,938,957
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		3,500	3,749,340
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB		6,630	7,376,671
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,800	1,762,992
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022	NR		1,500	1,491,390
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025	Ba1		4,500	3,826,575
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB		5,600	4,909,352
Matagorda Co Nav Dist - AEP TX Central	4.00%	6/1/2030	BBB		8,000	7,013,360
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		2,570	1,413,500
MD IDA - Synagro-Baltimore AMT	5.375%	12/1/2014	BBB+	(a)	1,000	1,018,540
Nez Perce Co Poll Ctl - Potlatch	6.00%	10/1/2024	BB+		1,000	999,980
NH Poll Ctl - United Illuminating AMT	4.50%	7/1/2027	BBB		5,000	5,209,100
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2		5,300	4,844,306
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019	B		4,410	4,280,699
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023	B		6,725	6,396,215
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B		13,820	12,616,969
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		4,780	4,918,668
NYC IDA - Jetblue AMT	5.00%	5/15/2020	B		2,445	2,381,259
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		3,500	3,267,110
St Charles Parish - Valero Energy	4.00%	12/1/2040	BBB		4,000	3,954,880
Valdez Marine Term - BP	5.00%	1/1/2021	A		2,800	3,203,676
Valdez Marine Term - BP	5.00%	1/1/2021	A		10,000	11,441,700
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,508,415
Valparaiso Facs - Pratt Paper AMT	6.75%	1/1/2034	NR		5,000	5,032,350
West Pace Coop Dist	9.125%	5/1/2039	NR		4,950	4,473,117
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		5,000	5,799,900
WI PFA - TRIPS AMT	5.25%	7/1/2028	BBB-		3,750	3,532,162
Total						209,156,446

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education 4.43%

AZ Brd Regents COP - Univ of AZ	5.00%	6/1/2021	AA-	$6,745	$7,693,010
CA Fin Auth - Biola Univ	5.00%	10/1/2028	Baa1	420	420,290
CA Fin Auth - Biola Univ	5.00%	10/1/2030	Baa1	430	423,262
CA Fin Auth - Biola Univ	5.625%	10/1/2023	Baa1	1,015	1,091,308
CA State Univ Sys	5.00%	11/1/2024	Aa2	5,000	5,614,350
CA Stwde - Thomas Jeff Sch of Law†	7.25%	10/1/2032	B+	1,000	881,130
Cleveland State Univ	5.00%	6/1/2024	A+	1,775	1,944,548
Cuyahoga CCD	5.00%	8/1/2020	Aa2	1,800	2,054,106
Fulton Co Dev - GA Tech Athletic Assoc	5.00%	10/1/2022	A2	7,480	8,462,199
Harris Co Cultural Ed - Baylor Clg / Med	5.00%	11/15/2019	A-	1,910	2,114,198
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2016	Baa3	2,500	2,562,500
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3	1,000	990,960
IL Fin Auth - IL Inst of Tech	6.50%	2/1/2023	Baa3	2,000	2,097,240
IL Fin Auth - Loyola Univ Chicago	5.00%	7/1/2025	A	8,620	9,196,678
IL Fin Auth - Univ of Chicago	5.50%	7/1/2021	Aa1	5,000	5,754,250
MA DFA - Boston Univ	0.64%#	10/1/2040	A1	3,000	2,996,190
MA Hlth & Ed - Harvard Univ	5.25%	11/15/2019	AAA	2,850	3,378,304
Marietta Dev Auth - Life Univ	6.25%	6/15/2020	Ba3	2,300	2,316,675
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.25%	7/1/2018	NR	250	72,500
MI Hi Ed - Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,311,928
MI Hi Ed - Creative Studies	5.25%	12/1/2018	Baa3	1,120	1,183,291
MO Hlth & Ed - Washington Univ	5.25%	3/15/2018	AAA	660	774,187
NC Cap Facs - High Point Univ	5.00%	5/1/2032	BBB+	2,500	2,461,500
NH Hlth & Ed - Univ Sys of NH	5.50%	7/1/2020	Aa3	1,890	2,178,981
NJ Ed Facs - Higher Ed Cap Impt (AGM)	5.00%	9/1/2019	AA-	4,270	4,387,340
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2019	NR	5,595	7,024,970
NY Dorm - Pace Univ	5.00%	5/1/2021	BBB-	1,750	1,865,710
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	1,000	1,044,630
NY Dorm - Pace Univ	5.00%	5/1/2026	BBB-	1,000	994,480
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2	3,670	3,202,919
PA Hi Ed	5.25%	6/15/2018	Aa3	1,000	1,160,080
PA Hi Ed - Shippensburg Univ	5.00%	10/1/2030	BBB-	1,000	965,820
PR Indl Tourist - Inter American Univ	5.00%	10/1/2019	A-	1,000	961,820
PR Indl Tourist - Inter American Univ	5.00%	10/1/2020	A-	1,000	934,640
PR Indl Tourist - Inter American Univ	5.00%	10/1/2022	A-	350	312,802
RI Hlth & Ed - Pub Sch Fin (AGM)	5.00%	5/15/2018	Aa3	1,855	2,073,779
Texas A&M Univ	5.00%	7/1/2021	AAA	7,870	9,313,279
TX Univ Sys	5.25%	3/15/2019	Aa2	5,000	5,719,450
Univ of Minnesota - Stadium	5.00%	8/1/2018	Aa1	1,000	1,103,090
Univ of North Carolina - Chapel Hill	0.863%#	12/1/2041	AAA	15,000	15,047,100
Univ of Toledo	5.00%	6/1/2018	A+	1,145	1,301,487
Univ of Toledo	5.00%	6/1/2019	A+	2,800	3,183,488
Western MI Univ (AG)	5.25%	11/15/2020	AA-	3,980	4,477,659
Total					133,048,128

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 13.73%

Bellwood GO	5.875%	12/1/2027	NR	$3,000	$2,712,660
Bellwood GO	6.15%	12/1/2032	NR	2,770	2,458,818
Boone McHenry & Dekalb Co CUSD #100 (NPFGC)	5.00%	1/1/2018	Aa3	2,500	2,588,075
CA State GO	5.00%	8/1/2018	A1	3,000	3,361,830
CA State GO	5.00%	2/1/2021	A1	21,045	24,378,949
CA State GO	5.00%	9/1/2021	A1	13,685	15,870,221
CA State GO	5.00%	9/1/2021	A1	15,500	17,975,040
CA State GO	5.00%	2/1/2022	A1	20,000	23,113,800
CA State GO	5.25%	10/1/2020	A1	10,000	11,578,600
CA State GO	5.25%	3/1/2022	A1	6,320	7,213,458
CA State GO	5.25%	9/1/2024	A1	10,000	11,368,100
Chabot/Las Positas CCD	5.00%	8/1/2023	Aa3	3,000	3,455,730
Cook Co GO	5.00%	11/15/2019	AA	1,405	1,616,200
Cook Co GO	5.00%	11/15/2020	AA	5,000	5,583,350
Cook Co GO	5.00%	11/15/2021	AA	5,000	5,511,650
Cook Co GO	5.00%	11/15/2022	AA	2,000	2,171,300
Cook Co GO	5.00%	11/15/2023	AA	2,000	2,137,180
CT State GO	5.00%	6/1/2021	AA	10,000	11,666,800
Cumberland Valley Sch Dist (AGM)	5.00%	11/15/2019	Aa3	3,000	3,229,470
DC GO (BHAC)	5.00%	6/1/2021	AA+	3,500	3,892,630
Detroit - State Aid GO	4.50%	11/1/2023	AA	13,105	12,738,977
Detroit - State Aid GO	5.00%	11/1/2018	AA	3,320	3,574,445
Florida St Dept Trans	5.00%	7/1/2021	AAA	7,760	9,177,209
Fresno USD (NPFGC)	5.25%	2/1/2024	A+	3,285	3,563,108
Guam GO	5.75%	11/15/2014	BB-	450	454,244
Guam GO	6.75%	11/15/2029	BB-	6,475	6,721,309
Gwinnett Co Dev - Gwinnett Co Pub Sch COP (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,796,200
Harris Co GO	5.00%	8/15/2024	AA-	5,000	5,552,300
HI State GO (AMBAC)	5.00%	7/1/2015	AA	40	42,795
IL State GO	5.00%	7/1/2022	A-	6,500	6,954,545
IL State GO	5.00%	8/1/2023	A-	5,350	5,658,534
Kane Cook & De Kalb Co Sch Dist #30 (AG)(AMBAC)	5.00%	1/1/2023	AA-	2,700	2,822,013
Katy ISD PSF GTD	0.763%#	8/15/2036	AAA	17,500	17,571,925
King Co Sch Dist #414 - Lake Washington	5.00%	12/1/2019	Aaa	2,500	2,882,000
LA State GO	5.00%	9/1/2022	Aa2	5,120	5,917,747
Los Angeles GO	5.00%	9/1/2021	Aa2	5,180	6,129,131
Los Angeles USD (NPFGC)	4.50%	7/1/2025	Aa2	6,290	6,725,834
Met Govt Nashville GO	5.00%	1/1/2018	Aa1	8,325	9,555,268
Miami Dade Co GO	5.25%	7/1/2019	AA	3,225	3,707,815
NYC GO	5.00%	10/1/2021	AA	6,000	6,886,020
NYC GO	5.00%	8/1/2022	AA	10,000	11,353,700
NYC GO	5.00%	8/1/2025	AA	12,000	13,422,720
NYC GO	5.00%	8/1/2026	AA	5,235	5,725,415
OH Infrastructure	5.50%	6/15/2020	AA	4,500	5,108,715

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Onondaga Co GO	5.00%	3/1/2020	AA+		$1,150	$1,315,922
Otsego Pub Sch Dist (AGM)	4.00%	5/1/2021	AA-		2,245	2,324,181
Peralta CCD	5.00%	8/1/2021	AA-		3,000	3,517,020
Pittsburgh PA Sch District	4.00%	9/1/2019	Aa3		5,900	6,416,309
PR Comwlth GO	5.375%	7/1/2030	BBB-		10,000	6,849,700
PR Comwlth GO (XLCA)	5.50%	7/1/2017	BBB-		6,490	5,994,424
PR Pub Bldg Auth GTD	5.75%	7/1/2022	BBB-		9,305	7,353,462
San Francisco City & Co USD	4.00%	6/15/2021	Aa2		9,740	10,581,049
San Jose USD (NPFGC)(FGIC)	4.50%	8/1/2023	AA		2,825	2,969,499
WA State GO	5.00%	8/1/2022	AA+		14,245	16,423,630
WA State GO	5.00%	1/1/2024	AA+		5,000	5,617,800
WI State GO (NPFGC)	5.00%	5/1/2019	AA		10,000	10,552,100
Williamson Co GO	5.00%	2/15/2021	AAA		5,640	6,597,954
Woonsocket GO	7.125%	6/15/2016	B3		2,935	3,025,633
Worcester GO (AGM)	5.25%	10/1/2019	AA-		1,000	1,079,930
Worcester GO (AGM)	5.25%	10/1/2020	AA-		1,195	1,277,981
Total						411,822,424

Health Care 16.61%

Abag Fin Auth - Episcopal Senior	2.15%	7/1/2019	BBB+	(a)	3,000	2,891,070
Alachua Co Hlth - Bonita Springs	7.125%	11/15/2016	NR		8,000	8,052,160
Alachua Co IDA - No FL Retirement Vlg	5.625%	11/15/2022	NR		2,000	1,885,920
Alachua Co IDA - No FL Retirement Vlg	5.75%	11/15/2026	NR		6,000	5,513,220
Albany IDA - St Peters Hsp	5.00%	11/15/2015	A		200	214,460
Atlantic Bch Hlth - Fleet Landing	5.00%	11/15/2028	BBB	(a)	2,020	1,988,670
AZ Hlth Facs - Phoenix Childrens Hsp	1.91%#	2/1/2048	BBB+		14,500	14,250,455
AZ Hlth Facs - Phoenix Childrens Hsp	5.00%	2/1/2030	BBB+		6,000	5,863,740
Birmingham Baptist Med Ctr - Baptist Hlth	5.25%	11/15/2016	Baa2		2,605	2,745,409
Blount Co Hlth & Ed - Asbury	5.125%	4/1/2023	NR		4,875	4,851,600
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2016	BBB		2,000	2,098,540
CA Fin Auth - Cmnty Hsps COP	5.00%	2/1/2017	BBB		2,245	2,370,271
CA Hlth - Catholic Hlthcare W	5.125%	7/1/2022	A		1,130	1,181,957
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2022	BBB+		1,540	1,653,852
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2023	BBB+		1,000	1,056,340
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2024	BBB+		2,000	2,093,120
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2025	BBB+		4,880	5,063,586
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2026	BBB+		3,705	3,822,523
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2027	BBB+		4,000	4,025,360
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,300	1,288,690
CA Hlth - City of Hope	4.00%	11/15/2020	A+		1,450	1,567,262
CA Hlth - City of Hope	5.00%	11/15/2023	A+		1,470	1,641,387
CA Hlth - Episcopal Home	5.50%	2/1/2024	A		2,000	2,428,780

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

CA Hlth - St Joseph Hlth	5.00%	7/1/2043	AA-		$5,000	$5,737,650
CA Hlth - Sutter Hlth	5.25%	8/15/2024	AA-		6,920	7,741,196
CA Stwde - So Cal Presbyterian	6.25%	11/15/2019	BBB-		1,600	1,746,976
Camden Co Impt Auth - Cooper Hlth	5.25%	2/15/2027	BBB		12,500	12,440,750
CO Hlth Facs - American Baptist	7.00%	8/1/2019	NR		1,500	1,600,680
CO Hlth Facs - Christian Living Cmnty	5.125%	1/1/2030	NR		600	569,544
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2019	AA-		6,000	6,789,240
CO Hlth Facs - Sisters Leavenworth	5.00%	1/1/2021	AA-		6,555	7,253,304
Cumberland Co Mun Auth - Asbury	5.25%	1/1/2032	NR		1,200	1,137,144
Delaware Co Hsp - Crozer-Keystone	5.00%	12/15/2019	BBB-		1,000	1,014,150
Duluth EDA - St Lukes Hsp	5.75%	6/15/2032	NR		4,250	4,091,007
Eden Twp Hlthcare Dist COP	5.375%	6/1/2023	BBB+	(a)	3,085	3,210,961
Fairfax Co EDA - Vinson Hall	4.50%	12/1/2032	NR		2,500	2,137,375
Flint Hsp Bldg Auth - Hurley Med Ctr	6.00%	7/1/2020	Ba1		1,015	1,016,177
Gaithersburg Econ Dev - Asbury	5.50%	1/1/2018	BBB	(a)	3,535	3,783,687
Gaithersburg Econ Dev - Asbury	5.65%	1/1/2019	BBB	(a)	2,000	2,176,080
Glynn Brunswick Mem Hsp - SE GA Hlth	4.75%	8/1/2019	A2		3,840	4,205,606
Hanover Co EDA - Covenant Woods	4.50%	7/1/2030	NR		2,790	2,291,985
Harris Co Cultural Ed - Brazos	6.375%	1/1/2033	BB+	(a)	1,385	1,373,698
Harris Co Cultural Ed - Brazos	4.00%	1/1/2023	BB+	(a)	1,325	1,220,073
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	459,184
HI Dept Budget - Kahala Nui	5.00%	11/15/2027	BBB-	(a)	1,500	1,526,775
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		2,000	1,879,780
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2020	AA-		2,695	3,055,564
IL Fin Auth - Hsp Sisters Hlth	5.00%	8/15/2021	AA-		5,510	6,210,541
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,723,350
IL Fin Auth - Provena Hlth	5.75%	5/1/2018	BBB+		1,000	1,113,160
IL Fin Auth - Rush Univ Med	6.00%	11/1/2019	A		1,000	1,140,860
IN Bd Bk - Hendricks Regl Hlth	5.00%	2/1/2019	AA		1,765	1,989,967
Iron River Hsp - Iron Co Comnty Hsps	6.00%	5/15/2020	NR		590	606,072
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2018	AA-		4,350	4,808,272
Jackson Co Hospital Fin Auth Rmkt (AG)	5.00%	6/1/2019	AA-		4,400	4,861,208
Kansas City IDA - Bishop Spencer	6.25%	1/1/2024	NR		840	844,763
Kansas City IDA - Bishop Spencer	6.50%	1/1/2035	NR		2,500	2,499,975
Kaweah Delta Hlth Care Dist	5.00%	6/1/2020	A3		2,000	2,195,940
Kent Hsp Fin Auth - Metropolitan Hsp	5.50%	7/1/2020	BB+		3,275	3,300,479
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		2,385	2,233,171
LA PFA - Christus Hlth	5.25%	7/1/2020	A+		3,200	3,573,696
Lufkin Hlth - Mem Hlth	6.00%	2/15/2024	BBB-		7,535	7,884,323
MA DFA - Boston Med Ctr	5.00%	7/1/2021	BBB+		5,705	6,158,947
MD Hlth & Ed - Mercy Med Ctr	5.00%	7/1/2031	BBB		1,100	1,077,395
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2020	A2		4,905	5,511,258
MD Hlth & Hi Ed - Univ MD Med Sys	5.00%	7/1/2021	A2		5,550	6,146,070
ME Hlth & Hi Ed - Eastern ME Med	5.00%	7/1/2033	Baa1		3,000	2,916,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		$7,755	$8,101,416
ME Hlth & Hi Ed - Pooled Fing	4.50%	7/1/2018	A1		2,605	2,892,566
ME Hlth & Hi Ed - Pooled Fing (NPFGC)	5.375%	7/1/2018	A1		2,700	2,757,807
ME Hlth & Hi Ed - Pooled Fing ETM	4.50%	7/1/2018	NR		35	40,030
Mesquite Hlth - Christian Care Ctrs	5.50%	2/15/2025	BBB-		3,250	3,272,912
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2019	BBB+		2,660	2,936,028
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2022	BBB+		2,960	3,167,200
MI Fin Auth - Crittenton Hospital	5.00%	6/1/2027	BBB+		7,250	7,242,605
MI Hsp - Ascension Hlth(b)	1.87%	11/1/2027	AA		8,950	8,938,813
MI Hsp - McLaren Hlthcare	5.00%	6/1/2019	Aa3		3,345	3,814,103
MI Hsp - McLaren Hlthcare	5.00%	6/1/2020	Aa3		5,540	6,280,975
Miami Beach Hlth - Mount Sinai Med Ctr	6.75%	11/15/2021	Baa2		2,370	2,440,744
MN Agric & Econ Dev - Essential Hlth Rmkt (AG)	5.50%	2/15/2025	AA-		4,500	4,946,805
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2018	AA		1,605	1,820,247
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2019	AA		1,790	2,008,416
Montgomery Co IDA - New Regl Med Ctr (FHA)	5.00%	8/1/2020	AA		1,000	1,114,010
MS Hsp - Baptist Health	5.00%	8/15/2017	A-		2,500	2,782,875
MS Hsp - Baptist Health	5.00%	8/15/2018	A-		3,000	3,294,150
Muskingum Co Hsp Facs - Genesis Hlthcare	5.00%	2/15/2033	BB+		6,500	5,354,895
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,500	1,544,940
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2031	A3		2,000	1,999,980
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2027	Baa1		3,000	3,028,890
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		4,000	3,864,200
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		2,550	2,262,182
NJ Hlth - AHS Hsp Corp	5.125%	7/1/2019	A+		1,500	1,668,810
NJ Hlth - Barnabas Hlth	5.00%	7/1/2019	BBB+		10,000	11,208,800
NJ Hlth - St Josephs Hlth	6.00%	7/1/2018	BBB-		6,590	7,079,571
NJ Hlth - St Peters Univ Hsp	5.25%	7/1/2021	BB+		2,045	2,079,254
NJ Hlth - St Peters Univ Hsp	6.00%	7/1/2026	BB+		5,500	5,718,130
NJ Hlth - Trinitas Hsp	5.25%	7/1/2023	BBB-		5,000	5,191,550
NJ Hlth - Virtua Hlth (AG)	5.50%	7/1/2020	AA-		5,455	6,116,637
NM Hsp - Haverland	5.00%	7/1/2032	BBB-	(a)	1,000	872,030
Northampton Co GPA - St Lukes Hsp	5.00%	8/15/2019	A3		2,000	2,158,380
NY Dorm - North Shore LI Jewish	5.00%	5/1/2019	A-		4,000	4,551,680
NY Dorm - NYU Hsps Ctr	5.00%	7/1/2019	A-		2,000	2,258,120
NY Dorm - Orange Regl Med	6.50%	12/1/2021	Ba1		1,000	1,031,580
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,635	1,851,834
NYC Hlth & Hsp Corp	5.00%	2/15/2022	Aa3		5,000	5,634,350
NYC Hlth & Hsp Corp	5.00%	2/15/2023	Aa3		4,000	4,490,920
Orange Co Hlth - Orlando Hlth	5.25%	10/1/2020	A		5,000	5,569,050
Palomar Hlth Care Dist COP	5.25%	11/1/2021	Baa3		5,000	5,002,450
Philadelphia Hsps - Temple Univ Hlth	6.25%	7/1/2023	BB+		7,500	7,473,450
Roanoke EDA - Carilion Clinic	5.00%	7/1/2025	A+		10,000	10,589,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

Rochester Hlth Care - Mayo Clinic	4.50%	11/15/2038	AA	$9,500	$10,646,080
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB	10,000	11,618,900
Sartell Hlth Care - Country Manor	5.25%	9/1/2030	NR	1,000	931,580
SC Jobs EDA - Tuomey Hsp (AMBAC)	5.00%	11/1/2018	NR	1,620	1,518,134
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR	1,900	1,803,423
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR	3,880	3,424,643
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)	5.00%	5/1/2019	AA-	5,130	5,491,460
So Broward Hsp Dist - Memorial Hlthcare (NPFGC)	5.00%	5/1/2022	AA-	2,710	2,842,248
St Paul Hsg & Redev - Healtheast	5.00%	11/15/2017	BBB-	2,900	3,036,706
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR	1,005	1,019,673
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR	3,525	3,377,479
Tarrant Co Cultural - Christus Hlth (AG)	5.75%	7/1/2018	AA-	2,685	2,974,174
Thomasville Hsp Auth - John Archbold	4.75%	11/1/2025	A	6,150	6,255,780
Travis Co Hlth - Longhorn Vlg	5.50%	1/1/2017	NR	1,540	1,527,896
Tyler Hlth - Mother Frances Hsp	5.50%	7/1/2027	Baa1	3,975	4,075,369
Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,093,520
Westchester Co Hlth Care	5.00%	11/1/2019	A3	4,000	4,401,680
Westchester Co Hlth Care	5.125%	11/1/2020	A3	5,500	6,041,255
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2028	BBB	1,350	1,341,941
WI Hlth & Ed - Ascension Hlth(b)	5.00%	11/15/2033	AA+	7,000	7,197,995
WI Hlth & Ed - Aurora Hlth	5.00%	7/15/2026	A3	5,575	5,751,226
WI Hlth & Ed - Froedtert & Cmnty Hlth	5.00%	4/1/2019	AA-	1,110	1,255,255
WI Hlth & Ed - Wheaton Franciscan Hlth	5.25%	8/15/2018	A-	2,000	2,144,280
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2027	Baa2	3,450	3,457,210
Wood Co Hsp Facs - Wood Co Hsp	5.00%	12/1/2032	Baa2	2,275	2,162,752
WV Hsp - Herbert Thomas Hlth	6.00%	10/1/2020	NR	1,600	1,605,696
Total					498,252,145

Housing 0.42%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2032	NR	500	566,525
Athens Hsg Auth - UGA E Campus Hsg	4.00%	12/1/2019	Aa2	2,045	2,244,122
CA Stwde - American Baptist	2.10%	10/1/2019	BBB	2,200	2,126,828
CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2	2,000	2,134,520
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	1,500	1,349,340
NJ EDA - Montclair St Std Hsg	5.25%	6/1/2019	Baa3	1,610	1,810,751
PA Hi Ed - Edinboro Univ	5.00%	7/1/2018	Baa3	215	219,321
WA Hsg - Emerald Heights	4.00%	7/1/2019	A-	1,130	1,161,956
WA Hsg - Emerald Heights	5.00%	7/1/2022	A-	1,000	1,059,540
Total					12,672,903

Lease Obligations 9.85%

Broward Co Sch Brd COP	5.00%	7/1/2021	A1	5,000	5,694,800

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2020	A2	$4,085	$4,600,241
CA Pub Wks - Dept Hsps	5.00%	6/1/2023	A2	3,000	3,378,300
CA Pub Wks - Various Cap Proj	5.00%	3/1/2018	A2	7,490	8,609,980
CA Pub Wks - Various Cap Proj	5.00%	11/1/2019	A2	1,000	1,156,270
CA Pub Wks - Various Cap Proj	5.00%	11/1/2020	A2	1,500	1,728,645
CA Pub Wks - Various Cap Proj	5.00%	4/1/2021	A2	3,250	3,703,830
CA Pub Wks - Various Cap Proj	5.00%	11/1/2021	A2	1,000	1,140,680
CA Pub Wks - Various Cap Proj	5.00%	4/1/2022	A2	4,200	4,753,098
CA Pub Wks - Various Cap Proj	5.25%	10/1/2019	A2	11,370	13,288,915
Cleveland COP - Cleveland Stadium	5.00%	11/15/2019	A2	2,450	2,740,693
Dallas Civic Ctr (AG)	5.00%	8/15/2021	AA-	3,800	4,166,890
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2020	A+	4,000	4,406,120
Dallas Conv Ctr Hotel Dev Corp	5.25%	1/1/2022	A+	6,405	6,950,322
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2024	AA-	5,930	6,552,116
Erie Co IDA - Sch Facs	5.00%	5/1/2019	AA-	2,500	2,891,650
Erie Co IDA - Sch Facs	5.00%	5/1/2020	AA-	3,650	4,205,566
FL Dept of Children’s & Family Svcs COP (NPFGC)	5.00%	10/1/2022	AA+	2,870	3,070,297
Greenville Co Sch Dist	5.50%	12/1/2017	AA	3,000	3,500,370
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
Kansas City IDA - Downtown Redev Dist	5.00%	9/1/2022	AA-	7,470	8,216,253
KY Ppty & Bldgs Commn - Proj #93 (AG)	5.25%	2/1/2020	AA-	2,000	2,299,820
KY Ppty & Bldgs Commn - Proj #99	5.00%	11/1/2018	Aa3	8,180	9,471,131
LA PFA - Hurricane Recovery (AG)	5.00%	6/1/2020	AA-	5,000	5,276,250
Los Angeles Co COPS - Disney Concert Hall	5.00%	9/1/2022	AA	1,250	1,414,800
MD EDC - Public Hlth Lab	5.00%	6/1/2019	AA+	5,415	6,291,093
Mecklenburg Co COP	5.00%	2/1/2020	AA+	3,565	4,063,351
Mecklenburg Co PFC	5.00%	3/1/2020	AA+	2,525	2,875,495
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2016	A+	11,500	12,178,615
MI Strategic Fd - Cadillac Place	5.25%	10/15/2023	A+	3,865	4,228,078
MI Strategic Fd - Cadillac Place	5.25%	10/15/2024	A+	6,915	7,468,062
Miami Dade Co Sch Brd COP (NPFGC)(FGIC)	5.00%	5/1/2022	A1	11,550	12,475,386
MN State Gen Fund	5.00%	3/1/2021	AA	4,000	4,673,960
NC Infra Fin Corp (AGM)	5.00%	5/1/2017	AA+	2,000	2,263,340
NJ EDA - Sch Facs	5.00%	3/1/2023	A+	7,445	8,331,402
NJ EDA - Sch Facs	5.25%	12/15/2020	A+	8,125	9,224,069
NJ EDA - Sch Facs	5.25%	9/1/2023	A+	10,000	11,226,200
NJ EDA - Sch Facs	5.25%	9/1/2025	A+	5,550	6,093,345
NJ EDA - Transit Proj	5.00%	5/1/2018	A+	1,425	1,630,884
NJ EDA - Transit Proj	5.00%	5/1/2019	A+	3,000	3,443,760
NJ Sports & Expo Auth	5.00%	9/1/2018	A+	4,950	5,608,845
NJ Trans Trust Fund (NPFGC)(FGIC)	5.50%	12/15/2020	A+	1,000	1,172,000
NW Allen Sch Bldg Corp (AGM)	5.00%	7/15/2020	AA+	3,140	3,357,947
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	1,320	1,456,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

NY UDC - PIT(b)	5.00%	12/15/2026	AAA		$1,920	$2,118,616
NY UDC - Svc Contract	5.00%	1/1/2022	AA-		3,705	4,142,672
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2020	A1		8,030	9,019,135
Oakland/Alameda Co Coliseum Auth - Oakland Coliseum	5.00%	2/1/2021	A1		8,750	9,756,775
Philadelphia Redev Auth	5.00%	4/15/2019	A+		2,215	2,464,985
Philadelphia Redev Auth	5.00%	4/15/2020	A+		3,525	3,885,079
Philadelphia Redev Auth	5.00%	4/15/2021	A+		2,000	2,185,740
Philadelphia Redev Auth	5.00%	4/15/2022	A+		5,195	5,645,303
PR Pub Bldg Auth GTD	7.00%	7/1/2021	BBB-		5,000	4,367,550
San Diego Conv Ctr Fing Auth	5.00%	4/15/2019	AA-		2,000	2,264,620
San Diego Conv Ctr Fing Auth	5.00%	4/15/2020	AA-		4,100	4,633,246
San Diego Conv Ctr Fing Auth	5.00%	4/15/2021	AA-		3,750	4,213,312
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2019	AA		1,000	1,150,680
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2020	AA		825	942,637
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2022	AA		1,000	1,130,890
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2023	AA		1,000	1,122,680
Santa Clara Co Fin Auth	4.00%	2/1/2024	AA+		9,810	10,034,158
Twin Rivers USD (AGM)	3.20%	6/1/2027	AA-		1,750	1,736,945
Twin Rivers USD (AGM)	3.20%	6/1/2035	AA-		920	910,515
Twin Rivers USD (AGM)	3.20%	6/1/2041	AA-		2,250	2,212,808
Total						295,465,284

Other Revenue 5.04%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	BBB		11,300	10,418,713
Austin Convention†	6.00%	1/1/2017	Ba2		1,935	2,036,220
Baker Correctional Dev	7.50%	2/1/2030	NR		1,200	995,976
Baytown Twp - St Croix Prep Admy	6.00%	8/1/2018	BB		1,830	1,821,985
Brooklyn Arena LDC - Barclays Ctr	5.75%	7/15/2019	BBB-		2,715	3,006,510
CA Infra & Econ Dev - Broad Museum	5.00%	6/1/2021	Aa1		5,425	6,397,485
CA Infra & Econ Dev - Gladstone Instn	5.25%	10/1/2026	A-		10,250	10,919,120
Chester Co IDA - Collegium Chtr Sch	5.25%	10/15/2032	BBB-		6,410	5,818,549
Cleveland Arpt	5.00%	1/1/2028	A-		2,500	2,542,775
Cleveland Arpt	5.00%	1/1/2029	A-		2,500	2,521,275
Clifton Higher Ed - IDEA Pub Schs	3.75%	8/15/2022	BBB		3,265	3,217,625
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	873,349
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		5,110	5,411,081
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB		3,000	2,755,980
FL Brd Ed - Lottery Rev	5.00%	7/1/2020	AAA		7,645	8,903,673
FL Dept Env Protn - Florida Forever	5.00%	7/1/2018	AA-		14,650	16,791,097
FL DFC - Renaissance Chtr Sch	6.00%	6/15/2032	NR		2,250	1,935,653
FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033	BB-	(a)	3,000	3,016,710
Florence Twn IDA - Legacy Trad Sch	5.75%	7/1/2033	BB		3,000	2,731,770
Houston Hi Ed - Cosmos Fndtn	4.00%	2/15/2022	BBB		1,000	967,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Houston Hi Ed - Cosmos Fndtn	5.00%	2/15/2032		BBB	$2,250	$2,114,527
Indianapolis Local Pub Impt Bd Bk	5.00%	6/1/2024		A1	4,000	4,344,680
La Paz Co IDA - Imperial Regl Jail	7.375%	10/1/2032		NR	5,000	4,902,350
La Vernia Hi Ed - Life Schools of Dallas	7.00%	8/15/2026		BBB-	4,455	4,943,402
Maverick Co PFC	6.25%	2/1/2024		NR	1,825	1,225,579
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016		NR	700	385,000
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2019		A+	1,900	2,070,601
MI Fin Auth - Detroit Sch Dist	5.00%	6/1/2020		A+	1,400	1,520,456
MI St Strategic Fd(f)	—	—	(g)	NR	400	40
Minneapolis - Ntl Marrow Donor	4.875%	8/1/2025		BBB	5,000	5,006,900
Mohave Co IDA - Mohave Prison	7.50%	5/1/2019		BBB+	3,225	3,656,698
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+	5,000	5,685,000
NYC Cultural - Lincoln Ctr	5.75%	12/1/2018		A+	2,500	2,936,975
NYC Cultural - Whitney Museum	5.00%	7/1/2021		A	5,000	5,659,700
PA IDA - Economic Dev	5.00%	7/1/2019		A1	3,500	4,005,785
PA IDA - Economic Dev	5.00%	7/1/2020		A1	2,000	2,286,080
PR Comwlth Govt Dev Bank Rmkt GTD (NPFGC)	4.75%	12/1/2015		A	5,000	4,941,700
Seminole Tribe Spl Oblig†	5.50%	10/1/2024		BBB-	2,400	2,486,520
Total						151,255,429

Pre-Refunded 0.03%

Met Govt Nashville GO	5.00%	5/15/2020		NR	775	885,135

Special Tax 1.64%

Allentown Neighborhood Impt	5.00%	5/1/2031		Baa2	5,500	5,142,500
Atlanta Tax Alloc - Beltline Rmkt	6.75%	1/1/2020		A2	2,320	2,754,374
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2019		BBB+	2,000	2,144,140
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2020		BBB+	1,000	1,052,490
CA Reassmt Dist 12/1 Irvine	4.00%	9/2/2022		BBB+	1,500	1,541,970
Glendale Redev Agy	5.50%	12/1/2024		A	5,000	5,192,300
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039		NR	5,000	800,000
Orlando Redev TIF	5.25%	9/1/2021		A	6,415	7,114,299
Plaza Met Dist #1	4.50%	12/1/2030		NR	4,300	3,900,960
Sparks Loc Impt Dists - Dist #3	6.50%	9/1/2020		NR	360	369,670
Sparks Tourism Impt Dist†	6.50%	6/15/2020		B2	5,755	5,827,513
Village CDD #10	4.50%	5/1/2023		NR	2,320	2,227,038
Village CDD #9	5.00%	5/1/2022		NR	1,780	1,810,171
Village CDD #9	5.25%	5/1/2031		NR	1,925	1,970,449
Village CDD #9	5.75%	5/1/2021		NR	3,860	4,200,683
Village CDD #9	6.75%	5/1/2031		NR	2,745	3,053,950
Total						49,102,507

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 5.97%

Contra Costa Trsp - Sales Tax	0.483%#	3/1/2034	AA+		$5,000	$5,001,950
El Paso Dev Corp - Downtown Ballpark	6.25%	8/15/2023	AA-		5,000	5,459,950
Gtr Wenatchee Regl Events Ctr	5.00%	9/1/2027	NR		1,000	957,920
Gtr Wenatchee Regl Events Ctr	5.25%	9/1/2032	NR		1,000	939,900
Guam Ltd Oblig - Section 30 Landfill	5.375%	12/1/2024	BBB+		1,000	1,032,320
Guam Ltd Oblig - Section 30 Landfill	5.50%	12/1/2019	BBB+		1,000	1,074,870
IL Sales Tax	5.00%	6/15/2019	AAA		5,000	5,792,050
IL State - Unemployment Insurance Fund Bldg	5.00%	12/15/2019	AA		2,500	2,650,200
Jacksonville Sales Tax	5.00%	10/1/2021	A1		2,500	2,797,025
LA Stadium & Expo Dist	5.00%	7/1/2021	A3		1,000	1,118,980
MA Sch Bldg Auth - Sales Tax	5.00%	8/15/2030	AA+		5,665	6,159,951
Martin Co Hospital District	7.00%	4/1/2031	BBB	(a)	3,250	3,438,272
Met Govt Nashville - Cnty Conv Ctr	5.00%	7/1/2022	A1		3,245	3,647,315
Met Pier & Expo Auth - McCormick Place	5.00%	12/15/2020	AAA		2,500	2,836,325
MTA NY - Dedicated Tax	5.00%	11/15/2021	AA		3,145	3,641,941
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+		3,000	3,138,630
NJ EDA - Cigarette Tax	5.00%	6/15/2028	BBB+		6,650	6,658,844
NJ EDA - Cigarette Tax	5.00%	6/15/2029	BBB+		500	495,740
NY Dorm - PIT	5.00%	12/15/2019	AAA		15,000	17,702,400
NY Dorm - PIT	5.00%	3/15/2024	AAA		15,585	17,458,785
NY UDC - PIT	5.00%	3/15/2018	AAA		10,000	11,597,700
NYC TFA - Bldg Aid	5.00%	7/15/2024	AA-		10,000	11,145,700
NYC TFA - Future Tax	5.00%	5/1/2024	AAA		14,745	16,295,879
NYC TFA - Future Tax	5.00%	5/1/2025	AAA		9,000	9,923,310
NYC TFA - Future Tax ETM	5.00%	11/1/2016	NR		1,395	1,571,356
Oneida Tribe Salex Tax Rev†	5.50%	2/1/2021	AA-		2,545	2,755,268
Orange Co Tourist Dev Tax (NPFGC)	5.00%	10/1/2018	A+		1,680	1,894,133
PA Econ Dev - Unemployment Comp	5.00%	7/1/2021	Aaa		4,000	4,490,200
Polk Co Trans Rev	5.00%	12/1/2021	A1		2,825	3,165,497
PR Corp Sales Tax	5.00%	8/1/2022	AA-		1,500	1,470,285
PR Corp Sales Tax	5.50%	8/1/2023	A+		5,000	4,597,400
PR Corp Sales Tax	5.50%	8/1/2028	A+		7,265	5,718,209
San Mateo Co Trans Dist (NPFGC)	4.50%	6/1/2022	AA		1,830	1,896,045
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2019	AA		1,950	2,285,069
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2020	AA		1,025	1,204,109
Virgin Islands PFA - Diageo Rum Tax	6.75%	10/1/2019	Baa3		2,500	2,765,750
Virgin Islands PFA - Gross Tax Rcpts (NPFGC)(FGIC)	5.00%	10/1/2018	A		1,000	1,059,140
Virgin Islands PFA - Tobacco & Liq Tax	5.00%	10/1/2019	BBB		3,000	3,294,000
Total						179,132,418

Tobacco 4.56%

Buckeye Tobacco	5.125%	6/1/2024	B-		31,490	26,032,153
Buckeye Tobacco	5.75%	6/1/2034	B-		1,360	994,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tobacco (continued)

Buckeye Tobacco	5.875%	6/1/2030	B-		$9,500	$7,197,200
Golden St Tobacco	4.50%	6/1/2027	B		8,765	7,385,477
Golden St Tobacco	5.00%	6/1/2033	B-		10,000	7,238,700
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	2,530	2,300,352
Inland Empire Tobacco	5.00%	6/1/2021	B	(a)	3,350	3,129,101
MI Tob Settlement	5.125%	6/1/2022	B-		5,125	4,271,534
MI Tob Settlement	5.25%	6/1/2022	B-		6,885	5,790,629
Nthrn AK Tobacco	4.625%	6/1/2023	Ba1		3,695	3,358,311
Railsplitter Tobacco Settlement Auth	6.25%	6/1/2024	A-		8,500	9,121,180
SD Edu Enhancement Fding Corp	5.00%	6/1/2023	A		1,000	1,101,580
SD Edu Enhancement Fding Corp	5.00%	6/1/2024	A-		1,000	1,086,680
SD Edu Enhancement Fding Corp	5.00%	6/1/2025	A-		1,000	1,072,830
Tobacco Settlement Auth WA	5.00%	6/1/2021	A		6,880	7,728,923
Tobacco Settlement Auth WA	5.00%	6/1/2023	A		6,250	6,932,000
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1		12,030	11,104,773
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		10,000	8,381,900
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		10,500	7,463,715
Tobacco Settlement Fin Corp	5.00%	6/1/2018	AA-		5,000	5,768,200
Tobacco Settlement Fin Corp	5.00%	5/15/2022	A		5,000	5,493,600
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		5,000	3,926,900
Total						136,879,844

Transportation 14.48%

Alameda Corridor Trsp Auth	5.00%	10/1/2020	A-		1,730	2,012,838
Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		1,500	1,737,090
Atlanta Airport	5.50%	1/1/2021	A1		3,000	3,521,100
AZ Transp Brd Hwy	5.00%	7/1/2021	AA+		10,000	11,728,700
Bay Area Toll Auth	0.76%#	4/1/2047	AA		6,000	6,005,940
Central TX Mobility Auth	5.00%	1/1/2033	Baa3		3,000	2,742,030
Central TX Mobility Auth	5.75%	1/1/2019	Baa2		750	843,008
Central TX Mobility Auth	5.75%	1/1/2020	Baa2		1,000	1,124,010
Central TX Mobility Auth	5.75%	1/1/2031	Baa2		2,000	2,067,280
Chicago O’Hare Arpt	5.00%	1/1/2022	A2		2,250	2,482,470
Chicago O’Hare Arpt (AGM)	5.00%	1/1/2020	AA-		3,500	3,761,765
Chicago O’Hare Arpt AMT	5.00%	1/1/2020	A2		6,320	6,956,930
Chicago O’Hare Arpt AMT	5.00%	1/1/2021	A2		11,740	12,861,053
Clark Co Arpt (AGM)	5.00%	7/1/2022	AA-		3,905	4,313,971
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+		635	699,138
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+		390	429,392
Dallas Area Rapid Transit(b)	5.00%	12/1/2024	AA+		515	567,018
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+		460	506,462
Delaware River Port Auth	5.00%	1/1/2028	A		7,500	7,991,550
Delaware River Port Auth	5.00%	1/1/2027	BBB		1,835	1,861,516

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Denver City & Co Arpt (NPFGC)(FGIC)	5.00%	11/15/2022	A+	$13,625	$14,926,051
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2018	A	10,900	9,524,638
Foothill / Eastern Corridor Toll Rd(c)	5.00%	1/15/2053	BBB-	12,000	12,686,880
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	5.80%	1/15/2020	A	3,495	3,543,790
HI Arpts Sys AMT	5.00%	7/1/2017	A	5,000	5,610,350
HI Arpts Sys AMT	5.00%	7/1/2022	A	5,130	5,629,354
Houston Arpt AMT	5.00%	7/1/2021	A	5,000	5,609,050
KY Tpk Auth	5.00%	7/1/2026	AA+	5,215	5,797,150
KY Trans Auth	5.00%	7/1/2017	Baa3	4,000	4,417,760
Los Angeles Harbor	5.00%	8/1/2024	AA	1,500	1,685,565
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	2,590	2,709,865
MD EDC - Maryland Port	5.125%	6/1/2020	Baa3	1,000	1,046,280
Miami Dade Co Expwy Auth	5.00%	7/1/2022	A-	1,500	1,670,940
Miami Dade Co Expwy Auth	5.00%	7/1/2023	A-	2,000	2,200,100
Miami Dade Co Expwy Auth	5.00%	7/1/2024	A-	3,500	3,807,510
Minneapolis / St Paul Met Arpt	5.00%	1/1/2020	AA-	2,190	2,500,476
Minneapolis / St Paul Met Arpt (AMBAC)	5.00%	1/1/2024	AA-	10,250	11,078,098
Montgomery Co	4.00%	3/1/2019	Aa1	2,435	2,704,189
MTA NY	5.00%	11/15/2021	A	1,500	1,697,370
MTA NY	5.00%	11/1/2023	A	5,640	6,267,901
MTA NY	5.00%	11/15/2023	A	9,250	10,298,580
MTA NY	5.00%	11/15/2025	A	2,000	2,162,580
MTA NY - Dedicated Tax	5.00%	11/15/2019	AA	1,375	1,606,908
NJ EDA - Goethals Brdg AMT	5.125%	1/1/2034	BBB-	5,000	4,911,050
NJ Tpk Auth	5.00%	1/1/2021	A+	5,000	5,727,700
NJ Tpk Auth	5.00%	1/1/2023	A+	3,835	4,354,336
NJ Tpk Auth	5.00%	1/1/2024	A+	3,000	3,351,240
NJ Trans Trust Fund	5.75%	6/15/2020	A+	7,645	9,074,691
NJ Trans Trust Fund CR (AGM)	5.00%	6/15/2024	AA-	10,165	11,076,902
North TX Twy Auth	6.25%	1/1/2024	A2	5,000	5,817,750
NY Twy Auth	5.00%	5/1/2019	A-	10,000	11,484,700
NY Twy Auth	5.00%	1/1/2020	A	1,500	1,721,655
Orlando & Orange CO Expwy Auth	5.00%	7/1/2030	A	10,000	10,343,500
PA Tpk Commn	5.00%	12/1/2022	A+	3,500	3,958,535
PA Tpk Commn (AG)	5.00%	6/1/2018	AA-	2,500	2,847,375
PA Tpk Commn - Registration Fee (AGM)	5.25%	7/15/2019	AA-	1,270	1,485,595
Phoenix Airport	5.00%	7/1/2023	A+	7,000	7,642,740
Phoenix Airport AMT	5.00%	7/1/2021	AA-	3,050	3,428,017
Phoenix Airport AMT	5.00%	7/1/2022	AA-	1,500	1,673,280
Port Auth NY & NJ	5.00%	12/1/2023	AA-	5,300	6,143,071
Port Auth NY & NJ	5.00%	12/1/2025	AA-	10,000	11,308,500
Port Auth NY & NJ - JFK IAT	5.00%	12/1/2020	BBB	6,000	6,358,560
Port Oakland AMT	5.00%	5/1/2021	A+	1,000	1,122,830
Port Oakland AMT	5.00%	5/1/2022	A+	11,000	12,248,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Port Seattle PFC	5.00%	12/1/2020	A+	$6,500	$7,448,805
Regional Trans Dist - Denver Trans	5.00%	7/15/2021	Baa3	3,460	3,689,675
Regional Trans Dist - Denver Trans	5.00%	1/15/2022	Baa3	2,800	2,942,968
Regional Trans Dist - Denver Trans	5.125%	1/15/2023	Baa3	2,835	2,965,183
Regional Trans Dist - Denver Trans	5.125%	7/15/2023	Baa3	5,670	5,930,366
San Francisco Arpt AMT	5.00%	5/1/2026	A+	10,000	10,635,700
San Francisco Arpt AMT	5.00%	5/1/2028	A+	7,450	7,758,132
South Jersey Trans Auth	5.00%	11/1/2020	A-	2,000	2,229,280
South Jersey Trans Auth	5.00%	11/1/2021	A-	5,305	5,879,425
Southeastern PA Transp Auth	5.00%	6/1/2023	A+	2,500	2,717,125
St Louis Arpt - Lambert Intl Airport (AGM)	5.00%	7/1/2017	AA-	1,650	1,860,425
Triborough Brdg & Tunl Auth	5.00%	11/15/2020	AA-	7,525	8,786,265
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	4,715	5,388,443
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	5,000	5,722,450
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,000	2,268,300
Triborough Brdg & Tunl Auth (NPFGC)	5.50%	11/15/2021	A+	2,595	3,086,052
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	10,500	10,296,405
VA Transp Brd - Cap Proj	5.00%	5/15/2021	AA+	10,000	11,554,100
WA St GARVEE - 520 Corridor	5.00%	9/1/2021	AA	10,000	11,499,700
WI Trans	5.00%	7/1/2019	AA+	2,000	2,294,160
Total					434,428,352

Utilities 15.04%

Amr Muni Pwr - Fremont Energy	5.00%	2/15/2020	A1	2,000	2,252,580
Amr Muni Pwr - Fremont Energy	5.00%	2/15/2021	A1	1,300	1,452,932
Brownsville Utility Sys CR (AGM)(AMBAC)	5.00%	9/1/2020	AA-	1,480	1,572,752
CA Dept Wtr Res Pwr	5.00%	5/1/2018	AA-	4,050	4,734,976
CA Dept Wtr Res Pwr	5.00%	5/1/2019	AA-	16,695	19,736,996
Central Plains - Goldman Sachs	5.00%	9/1/2027	A-	7,500	7,615,425
Detroit Sewer	5.50%	7/1/2024	BB-	2,500	2,501,550
Energy Northwest - Columbia Station (AMBAC)	5.00%	7/1/2024	Aa1	11,665	12,777,608
Farmington Poll Ctl - AZ Pub Svc	4.70%	5/1/2024	A-	5,265	5,413,104
FL Muni Pwr Agy	5.25%	10/1/2022	A2	3,115	3,483,411
FL Muni Pwr Agy - St Lucie	5.00%	10/1/2021	A2	3,650	4,084,971
GA Env Loan Acquisition Corp	4.00%	3/15/2021	Aaa	2,275	2,282,189
Hampton Rds Santn Dist	5.00%	4/1/2022	AAA	5,000	5,543,900
HI Dept Budget - Hawaiian Electric AMT (FGIC)	4.80%	1/1/2025	Baa1	15,000	14,798,400
IA Fin Auth - Revolving Fund	5.25%	8/1/2020	AAA	2,500	2,876,675
IL DFA - Peoples Gas AMT (AMBAC)	4.875%	11/1/2038	A1	7,500	7,595,625
Indianapolis Local Pub Impt Bd Bk (NPFGC)	5.00%	7/1/2019	A+	340	379,722
Intermountain Pwr Agy	5.00%	7/1/2021	A+	3,000	3,370,620
JEA St Johns Riv Pwr Pk Sys	5.00%	10/1/2022	Aa2	1,625	1,804,969
KS DFA - Dept Hlth & Env	5.00%	3/1/2021	AAA	6,680	7,725,687

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

KS Env Impt - Kansas City Pwr & Lt	2.95%	12/1/2023	A-	$9,500	$8,928,575
KS Env Impt - Kansas City Pwr & Lt	2.95%	12/1/2023	A-	2,400	2,255,640
LA Env Facs - East Baton Rouge Swr	0.818%#	2/1/2049	A+	15,000	15,013,950
Lakeland Energy (AGM)	5.00%	10/1/2018	AA	3,975	4,581,108
Long Beach Nat Gas - ML	1.591%#	11/15/2026	A-	4,000	3,234,040
Long Island Power Auth	5.00%	5/1/2019	A-	1,000	1,124,830
Long Island Power Auth	5.00%	5/1/2020	A-	2,930	3,257,808
Long Island Power Auth (NPFGC)(FGIC)	5.00%	12/1/2019	A	3,000	3,327,360
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2022	AA-	4,250	4,917,887
Los Angeles Solid Waste	5.00%	2/1/2020	AA	2,000	2,297,220
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2019	AA	4,705	5,444,626
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,130	3,555,743
Lower Colo Riv Auth	5.00%	5/15/2020	A1	3,930	4,464,559
Lower Colo Riv Auth	5.00%	5/15/2021	A	5,225	5,936,070
Lower Colo Riv Auth	5.00%	5/15/2022	A	5,005	5,605,250
MA DFA - Dominion Energy	5.75%	12/1/2042	BBB+	1,000	1,222,220
Main St Nat Gas - ML	5.00%	3/15/2021	A-	2,500	2,718,250
MD EDC - Potomac Elec Rmkt	6.20%	9/1/2022	A	1,650	1,918,241
MEAG - Gen Resolution Projects	5.00%	1/1/2020	A	6,190	7,049,110
MEAG - Proj 1	5.00%	1/1/2021	A	4,185	4,757,006
Met Govt Nashville Water & Sewer	5.00%	7/1/2022	A+	1,000	1,150,470
Miami Dade Co Wtr & Swr (AGM)	5.25%	10/1/2018	AA-	3,000	3,492,990
Modesto Irrigation Dist	5.00%	7/1/2023	A+	1,780	2,023,184
Modesto Irrigation Dist	5.00%	7/1/2024	A+	3,720	4,160,746
Modesto Irrigation Dist	5.00%	7/1/2025	A+	8,410	9,327,615
NC Eastern Muni Pwr	5.00%	1/1/2019	A-	2,245	2,556,224
NC Eastern Muni Pwr	5.00%	1/1/2020	A-	1,000	1,112,050
NC Muni Pwr Agy #1 Catawba Elec	5.00%	1/1/2019	A	6,500	7,480,980
North Sumter Co Util Dep Dist	5.00%	10/1/2032	BBB-	8,000	7,698,080
Northern CA Pwr - Hydroelec #1	5.00%	7/1/2026	A+	3,600	3,929,940
Northern CA Pwr - Morgan Stanley	0.796%#	7/1/2019	A-	10,000	9,206,500
Northern CA Pwr - Morgan Stanley	0.886%#	7/1/2027	A-	4,265	3,436,524
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	4,250	4,679,123
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	8,000	8,711,200
PA Econ Dev - Philadelphia Biosolids	5.25%	1/1/2016	Baa3	2,225	2,317,315
PA Econ Dev - Philadelphia Biosolids	5.50%	1/1/2018	Baa3	1,030	1,081,758
PA Econ Dev - PPL Electric Utility Rmkt	4.00%	10/1/2023	A-	5,000	5,115,450
Philadelphia Wastewater	5.00%	11/1/2026	A1	5,000	5,410,750
Piedmont Muni Pwr Agy	5.00%	1/1/2019	A-	1,250	1,424,563
Piedmont Muni Pwr Agy	5.00%	1/1/2022	A-	4,750	5,253,262
Piedmont Muni Pwr Agy	5.00%	1/1/2024	A-	7,920	8,584,250
Piedmont Muni Pwr Agy	5.25%	1/1/2019	A-	2,000	2,254,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Pima Co IDA - Tucson Elec	4.95%	10/1/2020	BBB	$10,640	$11,211,794
PR Aqueduct & Swr Auth	5.25%	7/1/2029	BB+	10,000	6,412,100
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	10,555	7,660,713
PR Elec Pwr Auth	5.00%	7/1/2024	BBB	4,900	3,443,083
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	8,205	5,217,559
PR Elec Pwr Auth	5.25%	7/1/2019	BBB	2,000	1,620,760
PR Elec Pwr Auth	5.25%	7/1/2026	BBB	4,900	3,313,821
PR Elec Pwr Auth	7.00%	7/1/2033	BBB	7,500	5,715,375
Public Gas Partners Inc	5.00%	10/1/2019	A+	5,950	6,669,117
Sa Energy Acquisition Pub Fac	5.50%	8/1/2021	A-	2,360	2,623,329
Salt River Imp & Pwr Dist	5.00%	1/1/2021	Aa1	1,000	1,116,510
Salt River Proj Agric Imp & Pwr Dist	5.00%	12/1/2023	Aa1	8,980	10,296,288
Salt Verde Fin Corp - Citi	5.00%	12/1/2032	A-	5,000	4,903,900
Salt Verde Fin Corp - Citi	5.50%	12/1/2029	A-	5,000	5,300,000
San Diego PFA Swr	5.00%	5/15/2020	AA-	5,000	5,687,600
San Diego PFA Swr	5.50%	5/15/2023	AA-	5,000	5,796,650
San Francisco City & Co Pub Util Sys	5.00%	11/1/2023	AA-	5,450	6,220,793
Snohomish Co PUD #1 (AGM)	5.00%	12/1/2020	AA-	5,000	5,323,100
TEAC - Goldman Sachs	5.00%	2/1/2018	A-	1,055	1,147,471
TEAC - Goldman Sachs	5.25%	9/1/2021	A-	3,000	3,265,590
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2024	A3	13,000	13,367,770
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2021	A-	4,685	5,146,847
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2023	A-	2,925	3,174,912
TX Muni Gas Acq & Supply - ML	5.625%	12/15/2017	A-	5,850	6,548,431
TX Muni Pwr Agy	4.00%	9/1/2017	A+	2,000	2,191,260
TX Muni Pwr Agy	4.00%	9/1/2018	A+	2,675	2,927,707
UT Muni Pwr - Payson Pwr	5.00%	4/1/2021	A-	5,300	5,984,654
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR	1,510	1,508,294
Wyandotte Co Unified Govt Utility Sys	5.00%	9/1/2021	A+	3,105	3,531,254
Total					451,347,641

Total Municipal Bonds (cost $2,975,372,241)					2,963,448,656

Investments	Shares (000)
SHORT-TERM INVESTMENTS

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $1,775)	2	1,775

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 1.14%

Corporate-Backed

Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	12/1/2039	A2	$8,000	$8,000,000
Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	11/1/2040	A2	26,200	26,200,000

Total Variable Rate Demand Notes (cost $34,200,000)						34,200,000

Total Short-Term Investments (cost $34,201,775)						34,201,775

Total Investments in Securities 99.91% (cost $3,009,574,016)						2,997,650,431

Cash and Other Assets in Excess of Liabilities(h) 0.09%						2,735,742

Net Assets 100.00%						$3,000,386,173

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	March 2014	73	Short	$(9,366,813)	$213,784

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - INTERMEDIATE TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$2,812,193,227	$—		$2,812,193,227
Other Revenue	—	151,255,389	40	(4)	151,255,429
Money Market Mutual Fund	1,776	—	—		1,776
Variable Rate Demand Notes	—	34,200,000	—		34,200,000
Total	$1,776	$2,997,648,616	$40		$2,997,650,432
Liabilities
Trust Certificates	$—	$(11,815,000)	$—		$(11,815,000)
Total	$—	$(11,815,000)	$—		$(11,815,000)
Other Financial Instruments
Futures Contracts
Assets	$213,784	$—	$—		$213,784
Total	$213,784	$—	$—		$213,784

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended December 31, 2013.
(4)	Municipal Bond categorized as Level 3 investment includes MI St Strategic Fd.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$40
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchase	—
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2013	$40

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.94%

Corporate-Backed 4.04%

Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025	NR		$375	$366,296
Beaver Co IDA - FirstEnergy Rmkt	2.70%	4/1/2035	BBB-		1,475	1,459,793
Citizens Property Insurance Corp	5.00%	6/1/2021	A+		500	558,890
LA Env Facs - Westlake Chem Rmkt	6.50%	8/1/2029	BBB		670	745,455
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		140	144,061
Warren Co - Intl Paper	5.80%	5/1/2034	BBB		100	101,681
Warren Co - Intl Paper	6.50%	9/1/2032	BBB		255	275,732
Whiting Env Facs - BP Rmkt	5.25%	1/1/2021	A		1,000	1,159,980
Total						4,811,888

Education 12.23%

Allegheny Co Hi Ed - Duquesne Univ	5.50%	3/1/2029	A2		140	150,242
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB		300	288,252
CA Ed Facs - Santa Clara Univ	5.50%	4/1/2033	Aa3		265	281,711
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		250	270,740
CA Pub Wks - Regents UCal	5.00%	4/1/2034	Aaa		170	201,263
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		100	97,518
Fulton Co Dev - Spelman Clg	5.00%	6/1/2026	A1		175	185,017
Fulton Co Dev - Tuff/Atlanta Hsg	5.00%	9/1/2032	A+		775	794,259
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,000	934,040
IL Fin Auth - DePaul Univ	6.00%	10/1/2032	A		605	661,640
IL Fin Auth - DePaul Univ	6.125%	10/1/2040	A		80	87,071
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		100	99,096
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		500	493,105
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		500	436,005
LA PFA - Loyola Univ	5.25%	10/1/2029	A+		680	736,032
McAllister Academic Vlg - AZ State Univ	5.25%	7/1/2030	AA-		125	131,096
Morgan State Univ	5.00%	7/1/2027	Aa3		670	737,549
Morgan State Univ	5.00%	7/1/2030	Aa3		350	379,166
Morgan State Univ	5.00%	7/1/2032	Aa3		450	481,774
NC Cap Facs - High Point Univ	5.00%	5/1/2025	BBB+		1,075	1,100,725
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2019	BBB		800	857,488
NH Hlth & Ed - Sthrn NH Univ	5.00%	1/1/2027	BBB		250	251,798
NJ Ed Facs - Kean Univ	5.00%	9/1/2024	A2		350	381,006
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2		160	169,771
NJ Ed Facs - Univ Med & Dent	6.50%	12/1/2020	NR		555	696,847
NY Dorm - Cornell Univ	5.00%	7/1/2034	Aa1		250	264,223
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3		1,000	1,118,120
PA Hi Ed - La Salle Univ	4.00%	5/1/2032	BBB		1,085	931,169
PA Hi Ed - St Josephs Univ	5.00%	11/1/2030	A-		795	818,540
PR Indl Tourist - Inter American Univ	5.00%	10/1/2022	A-		600	536,232
Total						14,571,495

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
General Obligation 9.94%

Atlantic City Brd Ed (AGM)	6.00%	4/1/2034	AA-	$550	$603,686
CA State GO	5.375%	11/1/2035	A1	400	427,868
CA State GO	5.50%	3/1/2040	A1	975	1,044,761
CA State GO	6.50%	4/1/2033	A1	300	354,579
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,159,270
Chicago GO	5.25%	1/1/2027	A+	260	264,113
Fraser Pub Sch Dist	5.75%	5/1/2033	AA-	400	429,856
HI State GO	5.00%	12/1/2028	AA	1,000	1,099,940
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	225	245,052
IL State GO	5.00%	1/1/2034	A-	770	755,686
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2	1,000	1,040,430
Los Alamitos USD	5.50%	8/1/2033	AA	165	181,030
PR Comwlth GO	4.75%	7/1/2018	BBB-	320	268,320
PR Comwlth GO	5.00%	7/1/2031	BBB-	135	86,997
PR Comwlth GO	5.25%	7/1/2030	BBB-	230	151,342
PR Comwlth GO	5.375%	7/1/2030	BBB-	955	654,146
PR Comwlth GO	5.50%	7/1/2031	BBB-	385	262,258
PR Comwlth GO	5.50%	7/1/2032	BBB-	515	350,550
PR Pub Bldg Auth GTD	6.00%	7/1/2020	BBB-	125	102,849
PR Pub Bldg Auth GTD	6.25%	7/1/2026	BBB-	315	243,155
PR Pub Bldg Auth GTD	6.75%	7/1/2036	BBB-	300	224,808
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3	1,000	1,110,250
Stockton USD (AGM)	5.00%	7/1/2028	AA-	750	785,940
Total					11,846,886

Health Care 22.27%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB	300	271,836
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2027	A+	300	313,557
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2028	A+	270	279,782
Akron Bath Copley Hsp - Akron Gen	5.00%	1/1/2031	BBB-	750	728,265
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR	250	213,138
Athens Clarke Co Dev - Catholic Hlth E	6.25%	11/15/2032	Aa2	680	760,396
AZ Hlth Facs - Banner Hlth	5.50%	1/1/2038	AA-	1,285	1,339,497

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Butler Co Hsp Facs - Kettering Hlth	5.00%	4/1/2025	A		$850	$904,000
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		700	741,335
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		275	307,189
CA Stwde - Catholic Hlthcare W	5.50%	7/1/2031	A		100	105,937
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		500	470,970
CA Stwde - So Cal Presbyterian	6.625%	11/15/2024	BBB-		110	119,845
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		680	633,434
CO Hlth Facs - Boulder Cmnty Hsp	5.00%	10/1/2032	A		280	281,753
CO Hlth Facs - Catholic Hlth	5.25%	2/1/2031	A+		750	793,342
CO Hlth Facs - Catholic Hlth	6.125%	10/1/2028	A+		155	172,320
CT Hlth & Ed - Hartford Hlthcare	5.00%	7/1/2032	A		640	633,901
CT Hlth & Ed - Yale New Haven Hsp	5.75%	7/1/2034	Aa3		250	271,505
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(a)	100	95,880
Cumberland Co Mun Auth - Diakon Lutheran	6.25%	1/1/2024	BBB+	(a)	130	141,085
Cumberland Mun Auth - Asbury	5.25%	1/1/2021	NR		140	145,233
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		150	152,760
DeKalb Co Hsp - Children’s Hlthcare	5.00%	11/15/2029	AA		530	551,788
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		160	149,283
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		400	398,176
Glynn Brunswick Mem Hsp - SE GA Hlth	5.625%	8/1/2034	A2		305	316,343
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		100	84,372
IL Fin Auth - Memorial Hlth Sys	5.50%	4/1/2034	A+		650	670,189
IL Fin Auth - Northwestern Mem Hsp	5.75%	8/15/2030	AA+		225	245,421
IL Fin Auth - Rush Univ Med	6.375%	11/1/2027	A		315	354,359
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		200	223,660
IL Fin Auth - Rush Univ Med	6.375%	11/1/2029	A		35	39,141
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		250	290,385
IL Fin Auth - Rush Univ Med (NPFGC)	5.25%	11/1/2035	A		305	310,036
IL Fin Auth - Univ of Chicago Med Ctr	5.50%	8/15/2036	AA-		440	466,044
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		300	332,103
MA Hlth & Ed - Catholic Hlth E	6.25%	11/15/2032	Aa2		795	888,993

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Martin Co Hlth - Martin Mem Med	5.50%	11/15/2032	Baa1		$750	$749,070
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	250	264,205
MD Hlth & Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		445	479,091
ME Hlth & Hi Ed - MaineGeneral Hlth	6.00%	7/1/2026	Ba1		620	647,695
ME Hlth & Hi Ed - MaineGeneral Hlth	6.75%	7/1/2036	Ba1		400	414,948
Montgomery Co Hlth - Catholic Hlth E	6.25%	11/15/2034	Aa2		105	114,595
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		1,000	1,074,610
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		450	347,224
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		250	210,243
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		375	307,534
NM Hsp - Haverland	5.00%	7/1/2042	BBB-	(a)	250	208,083
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		250	271,357
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB+		335	286,696
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		1,190	1,196,117
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		185	164,833
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2030	BB+		1,040	892,445
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB		950	1,103,795
Univ Med Ctr Corp	5.00%	7/1/2020	BBB+		680	737,902
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		140	155,940
Westchester Co Hlth Care	6.00%	11/1/2030	A3		150	164,552
Westchester Co Hlth Care	6.125%	11/1/2037	A3		275	298,620
WI Hlth & Ed - Aurora Hlth	5.25%	4/15/2035	A3		400	396,928
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1		1,000	854,870
Total						26,538,606

Housing 0.28%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR		300	336,879

Lease Obligations 10.87%

CA Pub Wks - Dept Gen Svcs	5.00%	4/1/2030	A2		130	133,897
CA Pub Wks - Riverside Campus	6.00%	4/1/2027	A2		250	286,730
CA Pub Wks - Various Cap Proj	5.00%	10/1/2028	A2		535	561,183
CA Pub Wks - Various Cap Proj	5.75%	3/1/2030	A2		300	333,723
CA Pub Wks - Various Cap Proj	6.625%	11/1/2034	A2		210	210,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Lease Obligations (continued)

Carrollton Payroll Dev - UWG Athletic	6.25%	6/15/2034	A1	$290	$312,028
CO State BEST COP	5.00%	3/15/2036	Aa2	750	778,470
Delano Earlimart Irrigation Dist COP	5.00%	2/1/2028	AA-	475	481,180
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA-	1,140	1,255,858
Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa1	250	262,255
Los Angeles USD	5.00%	10/1/2025	A+	1,000	1,081,490
McLennan Co PFC	6.625%	6/1/2035	AA-	555	590,320
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	650	722,904
NJ EDA - Sch Facs	5.00%	3/1/2023	A+	1,500	1,674,105
NJ EDA - Sch Facs	5.875%	12/15/2034	A+	125	136,054
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A+	180	191,196
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	1,000	1,099,940
Philadelphia Muni Auth	6.375%	4/1/2029	A+	625	686,125
Pima Co IDA - HQ Metro	6.00%	7/1/2041	Aa2	600	629,352
San Diego PFA - Master Lease	5.125%	9/1/2030	AA-	1,000	1,043,710
VA Transportation	4.75%	5/15/2035	AA+	470	486,497
Total					12,957,097

Other Revenue 8.18%

Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB	155	162,163
Austin Convention†	5.75%	1/1/2034	Ba2	590	583,091
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+	200	201,430
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2	250	232,653
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2025	BB+	595	583,784
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2026	BB+	100	96,674
Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-	605	635,928
Cleveland Arpt	5.00%	1/1/2029	A-	425	428,617
Cleveland Arpt	5.00%	1/1/2030	A-	555	555,721
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB	275	247,264
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2032	BBB	500	459,330
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+	300	306,300
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+	200	203,760
Houston Hi Ed - Cosmos Fndtn	5.875%	5/15/2021	BBB	230	252,264
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB	900	884,493
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR	500	490,130

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031	BBB-	$250	$277,210
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2031	NR	100	55,000
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032	BBB-	400	375,296
NYC Cultural - Whitney Museum	5.25%	7/1/2026	A	500	545,720
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036	Ba1	950	837,966
Philadelphia IDA - Please Touch Museum	5.25%	9/1/2036	CC	150	60,000
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB	500	483,600
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA	750	787,777
Total					9,746,171

Special Tax 2.36%

Allentown Neighborhood Impt	5.00%	5/1/2027	Baa2	250	246,635
Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	325	301,408
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	300	272,874
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	315	282,864
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2037	NR	175	152,031
Lancaster Redev	6.00%	8/1/2024	BBB	250	262,013
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2024	A2	460	506,446
Village CDD #10	4.50%	5/1/2023	NR	815	782,343
Total					2,806,614

Tax Revenue 4.59%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1	1,000	1,049,330
Hudson Yards	5.75%	2/15/2047	A	900	954,873
MTA NY - Dedicated Tax	5.50%	11/15/2039	AA	200	211,686
PR Corp Sales Tax	5.25%	8/1/2041	A+	1,165	797,151
PR Corp Sales Tax	6.00%	8/1/2042	A+	1,000	749,960
San Jose Spl Tax - Conv Ctr	5.50%	5/1/2026	A2	175	189,082
San Jose Spl Tax - Conv Ctr	6.50%	5/1/2036	A2	530	589,159
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA	510	549,938
Virgin Islands PFA - Matching Fund	5.00%	10/1/2025	Baa2	90	90,401
Yorba Linda Redev Agy	6.50%	9/1/2032	A-	250	283,608
Total					5,465,188

Tobacco 3.49%

Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2	705	688,665
MI Tob Settlement	5.125%	6/1/2022	B-	725	604,266
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-	1,060	1,166,816
Tobacco Settlement Fin Corp	5.00%	6/1/2019	Baa1	75	80,369

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tobacco (continued)

Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2	$830	$518,601
TSASC	5.00%	6/1/2026	B+	715	629,593
TSASC	5.00%	6/1/2034	B	615	475,776
Total					4,164,086

Transportation 10.61%

Atlanta Airport	5.25%	1/1/2030	A1	585	622,218
Charlotte Airport	5.00%	7/1/2033	Aa3	575	595,315
Chicago O’Hare Arpt	5.00%	1/1/2035	A2	940	935,159
Chicago O’Hare Arpt	5.50%	1/1/2031	A2	90	94,847
Chicago O’Hare Arpt (NPFGC)	5.00%	1/1/2030	A	100	102,479
Chicago O’Hare Arpt (XLCA)	5.25%	1/1/2034	A2	200	200,330
Delaware River Port Auth	5.00%	1/1/2034	A	800	822,800
FL Tpk Auth - Dept Trans	5.00%	7/1/2034	AA-	500	531,735
Foothill / Eastern Corridor Toll Rd	5.75%	1/15/2040	BBB-	500	501,925
Foothill / Eastern Corridor Toll Rd(c)	5.75%	1/15/2046	BBB-	500	482,980
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2030	A	350	135,205
Foothill / Eastern Corridor Toll Rd (NPFGC)(IBC)	Zero Coupon	1/15/2031	NR	255	92,654
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA-	645	662,983
Met DC Airport	5.00%	10/1/2035	AA-	205	213,180
Miami Dade Co Aviation - MIA	5.50%	10/1/2029	A	515	549,531
MTA NY - Dedicated Tax	5.25%	11/15/2029	AA	525	567,194
NJ Trans Trust Fund	5.75%	12/15/2031	A+	350	381,794
NJ Trans Trust Fund	6.00%	6/15/2035	A+	180	199,084
North TX Twy Auth	5.75%	1/1/2033	A3	260	272,607
North TX Twy Auth	6.00%	1/1/2043	A2	775	834,877
PA Tpk Commn	5.50%	6/1/2033	A-	315	329,745
PR Hwy & Trans Auth	4.00%	7/1/2017	BBB	205	170,004
PR Hwy & Trans Auth	5.50%	7/1/2021	BBB	1,660	1,279,362
Regional Trans Dist - Denver Trans	5.375%	1/15/2025	Baa3	85	88,676
Regional Trans Dist - Denver Trans	5.375%	7/15/2025	Baa3	770	803,303
Regional Trans Dist - Denver Trans	6.00%	1/15/2026	Baa3	120	128,538
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	485	510,011
San Antonio Arpt (AGM)	5.00%	7/1/2026	AA-	495	532,689
Total					12,641,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities 12.08%

Adelanto Util Sys	6.00%	7/1/2024	NR	$200	$207,550
Adelanto Util Sys	6.625%	7/1/2031	NR	100	104,592
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	1,000	983,260
Colorado Springs Utilities	5.25%	11/15/2033	AA	175	192,626
CT Muni Elec	5.00%	1/1/2026	Aa3	1,000	1,098,610
CT Muni Elec	5.00%	1/1/2027	Aa3	1,000	1,088,240
Detroit Water (AGM)	4.625%	7/1/2032	AA-	180	155,837
Detroit Water (NPFGC)(FGIC)	4.50%	7/1/2031	A	250	214,828
Detroit Water Rmkt (AGM)	6.25%	7/1/2036	AA-	55	55,583
FL Muni Pwr Agy	5.00%	10/1/2026	A2	700	756,504
Gainesville Utility	5.25%	10/1/2034	AA	150	158,787
IN Muni Pwr	5.25%	1/1/2032	A+	450	472,986
Long Island Power Auth	5.00%	9/1/2026	A-	510	537,423
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	A1	535	547,027
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	200	207,002
NY Env Facs - Clean Wtr & Drinking	5.125%	6/15/2038	AAA	500	531,565
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	425	462,782
Pima Co IDA - Tucson Elec	4.95%	10/1/2020	BBB	320	337,197
PR Aqueduct & Swr Auth	6.125%	7/1/2024	BB+	590	428,216
PR Elec Pwr Auth	5.00%	7/1/2028	BBB	270	174,658
PR Elec Pwr Auth	5.00%	7/1/2029	BBB	750	476,925
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	950	630,296
PR Elec Pwr Auth	5.25%	7/1/2027	BBB	450	298,561
PR Elec Pwr Auth	5.25%	7/1/2028	BBB	880	583,748
PR Elec Pwr Auth	5.25%	7/1/2033	BBB	425	268,689
PR Elec Pwr Auth	6.75%	7/1/2036	BBB	1,000	720,090
Rowland Water Dist COP	6.50%	12/1/2035	AA-	100	112,875
Salt Verde Fin Corp - Citi	5.25%	12/1/2026	A-	730	772,836
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2032	A3	1,000	949,480
TX Muni Gas Acq & Supply - ML	5.25%	12/15/2022	A-	800	871,392
Total					14,400,165

Total Investments in Securities 100.94% (cost $124,981,896)					120,286,300

Liabilities in Excess of Cash and Other Assets(h) (0.94%)					(1,123,990)

Net Assets 100.00%					$119,162,310

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	March 2014	3	Short	$(384,938)	$8,784

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - AMT FREE MUNICIPAL BOND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$120,286,300	$—	$120,286,300
Total	$—	$120,286,300	$—	$120,286,300
Other Financial Instruments
Futures Contracts
Assets	$8,784	$—	$—	$8,784
Total	$8,784	$—	$—	$8,784

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.55%

Corporate-Backed 3.46%

Broward Co Fuel Sys AMT (AGM)	5.00%	4/1/2033	AA-		$740	$730,942
Citizens Property Insurance Corp	5.00%	6/1/2020	A+		5,210	5,897,043
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035	B+		3,575	3,812,201
Columbus Co Ind Facs - Intl Paper	5.70%	5/1/2034	BBB		2,000	2,023,060
Gloucester Co Impt Auth - Waste Mgmt AMT	2.50%	12/1/2029	A-		1,125	1,136,284
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037	NR		1,550	527,000
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037	NR		2,000	360,000
LA Citizens Property Insurance Corp (AMBAC)	5.00%	6/1/2021	A-		1,580	1,692,559
LA Env Facs - Westlake Chem	6.75%	11/1/2032	BBB		7,650	8,142,354
Love Field Arpt - Southwest Airlines AMT	5.00%	11/1/2028	BBB-		1,425	1,395,702
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2019	NR	(a)	1,495	1,495,299
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016	NR		855	470,250
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B		3,765	3,441,925
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR		8,745	8,998,693
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-		2,500	2,333,650
Onondaga Co IDA - Bristol Meyers AMT	5.75%	3/1/2024	A+		2,000	2,342,440
PA Econ Dev - US Airways	7.50%	5/1/2020	B-		1,500	1,636,440
PA Econ Dev - US Airways	8.00%	5/1/2029	B-		1,475	1,614,299
Selma IDB - Intl Paper	6.25%	11/1/2033	BBB		2,500	2,657,200
West Pace Coop Dist	9.125%	5/1/2039	NR		4,955	4,477,635
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB-		2,000	1,613,060
Total						56,798,036

Education 6.38%

Athens Clarke Ed - Ugaref Cent Precinct	5.00%	6/15/2031	Aa2		2,500	2,593,550
Athens Clarke Ed - Ugaref O’Malleys Bldg	5.00%	6/15/2028	Aa2		2,000	2,148,460
Bourbonnais Vlg Ind - Olivet Nazarene Univ	5.50%	11/1/2042	BBB		1,700	1,633,428
Bulloch Co Dev - GA So Univ Hsg (AG)	5.25%	7/1/2028	A1		2,465	2,612,185
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1		1,000	1,053,890
CA Fin Auth - Emerson Clg	6.00%	1/1/2042	BBB+		1,875	2,030,550
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		1,000	10
CT Hlth & Ed - Quinnipiac Univ (NPFGC)	5.00%	7/1/2026	A		3,000	3,199,230
Davie Edu Facs - Nova Southeastern Univ	6.00%	4/1/2042	Baa1		3,000	3,091,860
Detroit Mich City Sch Dist	5.00%	5/1/2029	Aa2		4,000	4,002,440
Detroit Mich City Sch Dist	5.00%	5/1/2033	Aa2		4,385	4,278,576
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,000	975,180
East Hempfield Twp IDA - Millersville Univ	5.00%	7/1/2045	BBB-		1,500	1,315,575
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	4,575	4,273,233
Hale Ctr - Wayland Baptist Univ	5.00%	3/1/2035	A-		6,300	6,314,616
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		4,000	1,997,120
Hempstead Town LDC - Adelphi Univ	5.00%	9/1/2038	A		1,000	1,012,940
Hempstead Town LDC - Adelphi Univ	5.00%	9/1/2043	A		3,000	3,013,500
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2019	Baa3		1,000	1,000,760
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2020	Baa3		1,900	1,882,824

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Education (continued)

IL Fin Auth - IL Inst of Tech	6.25%	2/1/2019	Baa3	$2,635	$2,778,239
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3	1,000	1,048,940
IL Fin Auth - Univ of Chicago	5.75%	7/1/2033	Aa1	4,300	4,705,920
IN Fin Auth - Earlham Clg	5.00%	10/1/2042	A1	3,770	3,724,383
Louisville/Jeff Co Met Clg - Bellarmine	6.00%	5/1/2038	Baa3	2,500	2,558,800
MA DFA - Wheelock Clg	5.25%	10/1/2037	BBB	5,000	4,946,050
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3	5,000	5,102,550
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.50%	7/1/2038	NR	2,200	638,000
MI Hi Ed - Creative Studies	5.875%	12/1/2028	Baa3	2,365	2,447,562
NJ EDA - Sch Facs	5.00%	3/1/2026	A+	3,325	3,602,338
NY Dorm - NYU	5.00%	7/1/2030	AA-	2,155	2,323,715
NY Dorm - NYU	5.00%	7/1/2031	AA-	4,215	4,514,054
NY Dorm - SUNY	5.00%	7/1/2035	Aa2	2,100	2,186,499
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2021	A3	1,780	1,990,254
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2022	A3	1,950	2,173,606
Olmos Park Hi Ed - Univ Incarnate Word	5.00%	12/1/2023	A3	1,285	1,414,785
PA Hi Ed - Drexel Univ	5.00%	5/1/2031	A	4,645	4,794,012
PR Indl Tourist - Inter American Univ	5.00%	10/1/2031	A-	500	387,405
Univ of Arkansas	5.00%	11/1/2026	Aa2	1,655	1,846,599
Univ of Arkansas	5.00%	11/1/2027	Aa2	1,000	1,104,430
Univ of Hawaii	6.00%	10/1/2038	Aa2	1,750	1,929,568
Total					104,647,636

General Obligation 12.80%

Bellwood GO	6.15%	12/1/2032	NR	2,765	2,454,380
CA State GO	5.00%	2/1/2033	A1	15,035	15,590,393
CA State GO	5.25%	9/1/2024	A1	10,000	11,368,100
CA State GO	5.50%	3/1/2040	A1	9,250	9,911,837
CA State GO	5.60%	3/1/2036	A1	7,330	8,022,978
CA State GO	6.50%	4/1/2033	A1	13,400	15,837,862
Central USD (AG)	5.625%	8/1/2033	AA-	2,360	2,530,439
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,795	2,080,890
Colton Jt USD (AGM)	5.00%	8/1/2026	AA-	1,000	1,093,880
Cook Co GO	5.00%	11/15/2024	AA	10,000	10,548,800
CT State GO(b)	5.00%	11/1/2027	AA	10,000	10,990,100
CT State GO(b)	5.00%	11/1/2028	AA	10,000	10,990,100
Guam GO	7.00%	11/15/2039	BB-	2,240	2,335,715
HI St Ser DZ(b)	5.00%	12/1/2027	AA	10,000	11,061,800
IL State GO	5.00%	3/1/2030	A-	11,500	11,448,825
IL State GO	5.00%	3/1/2031	A-	4,750	4,717,225
Maricopa Co Elem Sch Dist #33	5.70%	7/1/2025	A1	2,385	2,537,163
Midlothian Water Dist (AGM)	Zero Coupon	9/1/2022	AA-	2,000	1,489,720
Northern Mariana Islands Comwlth	5.00%	6/1/2030	NR	5,310	3,930,621
NYC GO	5.00%	10/1/2026	AA	26,860	29,380,274
NYC GO	6.25%	10/15/2028	AA	5,000	5,815,650

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

Philadelphia GO (AGM)	5.25%	12/15/2027	AA-		$2,500	$2,637,875
Port Houston Auth AMT	6.25%	10/1/2029	AAA		1,000	1,104,920
PR Comwlth GO	6.00%	7/1/2039	BBB-		5,000	3,382,850
San Diego USD	5.00%	7/1/2027	AA-		3,295	3,665,984
San Diego USD	5.00%	7/1/2035	AA-		8,000	8,394,560
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2021	Aa3		2,250	2,526,638
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2022	Aa3		2,250	2,520,338
St Pub SBA - Philadelphia Sch Dist	5.00%	4/1/2023	Aa3		3,250	3,608,312
Stockton USD (AGM)	5.00%	7/1/2023	AA-		1,300	1,436,188
Stockton USD (AGM)	5.00%	7/1/2024	AA-		1,335	1,455,430
Stockton USD (AGM)	5.00%	7/1/2026	AA-		1,110	1,188,444
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+		4,000	3,897,200
Total						209,955,491

Health Care 16.65%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2042	BBB+	(a)	2,775	2,408,478
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,600	2,355,912
Akron Bath Copley Hsp - Akron Gen	5.00%	1/1/2031	BBB-		5,250	5,097,855
Alachua Co Hlth - Bonita Springs	8.125%	11/15/2046	NR		5,000	5,319,400
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		1,500	1,314,960
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		3,250	2,770,787
Allen Co Hsp - Catholic Hlth Ptnrs	5.00%	5/1/2033	AA-		12,000	12,195,120
Brevard Co Hlth - Health First	7.00%	4/1/2033	A-		1,000	1,138,860
Butler Hlth Sys Hsp	7.125%	7/1/2029	Baa1		1,500	1,749,735
Butler Hlth Sys Hsp	7.25%	7/1/2039	Baa1		3,600	4,121,640
CA Hlth - Adventist Hlth W	4.00%	3/1/2033	A		1,805	1,576,992
CA Hlth - City of Hope	5.00%	11/15/2024	A+		1,600	1,764,704
CA Hlth - City of Hope	5.00%	11/15/2025	A+		1,135	1,240,146
CA Hlth - City of Hope	5.00%	11/15/2026	A+		2,350	2,536,449
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA		2,000	2,307,800
CA Hlth - Sutter Hlth	5.25%	8/15/2031	AA-		4,500	4,765,725
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,375	1,295,168
Cass Co - Essentia Hlth Rmkt (AG)	5.125%	2/15/2037	AA-		5,000	5,100,800
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		7,000	7,252,420
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2035	NR		1,625	1,677,211
Cumberland Co Mun Auth - Diakon Lutheran	5.00%	1/1/2036	BBB+	(a)	500	479,400
Cumberland Co Mun Auth - Diakon Lutheran	6.125%	1/1/2029	BBB+	(a)	1,000	1,054,960
Delaware Co Hsp Auth - Cardinal Hlth	5.00%	8/1/2024	A3		2,000	2,083,060
Delaware Co Hsp Auth - Cardinal Hlth	5.25%	8/1/2036	A3		4,500	4,529,880
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		1,510	1,599,256
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		3,000	3,190,860
Franklin Co Hlth - OPRS Cmntys	6.125%	7/1/2040	BBB-		4,400	4,379,936
Glynn Brunswick Mem Hsp - SE GA Hlth	5.50%	8/1/2028	A2		5,140	5,360,763
Harris Co Hlth - Mem Hermann Hlth	7.125%	12/1/2031	A+		3,000	3,820,830
HI Dept Budget - Hawaii Pacific Hlth	5.50%	7/1/2043	A2		8,000	8,147,840
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2033	NR		1,805	1,577,010
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		690	628,411

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Huntsville Redstone Vlg	5.50%	1/1/2043	NR		$1,350	$1,097,240
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		2,500	2,723,350
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,484,620
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2023	A-		750	812,010
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2024	A-		1,000	1,069,650
IN Fin Auth - NW Cmnty Fndtn	5.00%	3/1/2025	A-		690	729,689
Johnston Mem Hsp (AGM)(FHA)	5.25%	10/1/2024	AA-		4,900	5,276,614
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,092,720
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		3,820	4,186,835
LA PFA - Ochsner Clinic	6.25%	5/15/2031	Baa1		8,090	8,593,117
Lucas Co Hsp - ProMedica Hlthcare	5.75%	11/15/2031	AA		3,700	4,095,937
Martin Co Hlth - Martin Mem Med	5.50%	11/15/2042	Baa1		4,175	3,983,367
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,000	3,170,460
MD Hlth & Ed - Calvert Hlth	5.00%	7/1/2038	A3		2,500	2,468,675
MD Hlth & Ed - Mercy Med Ctr	6.25%	7/1/2031	BBB		11,190	12,047,266
ME Hlth & Hi Ed - MaineGeneral Hlth	7.50%	7/1/2032	Ba1		11,150	12,280,721
Medford Hsp - Rogue Valley Manor	5.00%	10/1/2042	BBB+		6,000	5,804,160
MO Hlth & Ed - Lutheran Senior Svcs	5.375%	2/1/2035	BBB+		2,350	2,307,771
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2024	BBB+		3,150	3,210,165
Montgomery Co IDA - ACTS Retirement	5.00%	11/15/2025	BBB+		1,300	1,311,414
Montgomery Co IDA - Jefferson Hlth	5.00%	10/1/2027	AA		3,500	3,761,135
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		4,275	3,298,633
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+		1,675	1,704,128
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-		5,500	5,543,285
NM Hsp - Haverland	5.00%	7/1/2042	BBB-		2,250	1,872,743
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,985	2,154,579
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		2,400	2,552,904
NYC Hlth & Hsp Corp	5.00%	2/15/2030	Aa3		5,640	5,840,671
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB+		2,500	2,139,525
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2032	NR		7,200	6,620,256
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		3,500	3,420,025
Pell City Spl Care Facs - Noland Hlth	5.00%	12/1/2031	A		4,845	4,869,903
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		3,645	3,059,722
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		4,000	3,291,200
Regents UCal Med Ctr	5.25%	5/15/2038	Aa2		3,000	3,105,210
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR		1,000	822,240
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR		1,900	1,803,423
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	NR		2,250	2,126,340
Spartanburg Co Regl Hlth	5.00%	4/15/2032	A1		5,820	5,894,321
Sullivan Co Hlth & Ed - Wellmont Hlth	5.25%	9/1/2036	BBB+		2,000	1,938,060
Tarrant Co Cultural - Christus Hlth (AG)	6.25%	7/1/2028	AA-		1,500	1,659,750
Thomasville Hsp Auth - John Archbold	5.125%	11/1/2030	A		2,500	2,574,450
Tulsa IDA - Montereau	7.25%	11/1/2045	NR		3,000	3,147,900
Univ Med Ctr Corp	6.25%	7/1/2029	BBB+		895	964,533
Univ Med Ctr Corp	6.50%	7/1/2039	BBB+		3,025	3,265,911
Upland COP - San Antonio Cmnty Hsp COP	6.375%	1/1/2032	A		5,000	5,569,300
WI Hlth & Ed - Aurora Hlth	5.25%	4/15/2035	A3		3,600	3,572,352

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

WV Hsp - Herbert Thomas Hlth	6.25%	10/1/2023	NR	$2,000	$2,011,940
Total					273,172,588

Housing 1.18%

CA Stwde - CHF-Irvine LLC	6.00%	5/15/2023	Baa2	5,000	5,336,300
Dekalb Newton Gwinnett Co - GGC Fndtn	6.00%	7/1/2034	A+	1,500	1,597,800
East Point Hsg - Laurel Ridge Apts AMT (FNMA)	5.00%	10/1/2032	AA+	2,475	2,505,789
HI Hsg Fin & Dev - Rent Hsg Sys Rmkt (AGM)	6.50%	7/1/2033	A2	2,000	2,135,460
LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB	1,445	1,506,528
Los Angeles Hsg	6.25%	6/1/2034	BB+	4,220	4,312,587
MO Hsg - Homeownership Ln AMT (GNMA)(FNMA)	5.90%	9/1/2035	Aaa	65	66,651
PA Hi Ed - Edinboro Univ	5.75%	7/1/2028	Baa3	1,000	1,001,940
PA Hi Ed - Edinboro Univ	5.80%	7/1/2030	Baa3	1,000	989,540
Total					19,452,595

Lease Obligations 10.68%

CA Pub Wks - Judicial Council	5.00%	12/1/2028	A2	5,600	5,879,216
CA Pub Wks - Various Cap Proj	5.00%	4/1/2033	A2	8,500	8,642,800
CA Pub Wks - Various Cap Proj	5.125%	10/1/2031	A2	2,500	2,577,875
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A2	5,000	5,689,650
CO State BEST COP	5.00%	3/15/2036	Aa2	6,750	7,006,230
Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2026	AA-	10,275	11,319,248
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2028	AA-	7,000	7,573,160
Goodyear Pub Impt	6.00%	7/1/2031	AA-	2,350	2,537,248
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR	1,768	247,520
IN Fin Auth - OH River Brdgs AMT	5.00%	7/1/2035	BBB	5,000	4,741,400
Indianapolis Local Pub Impt Bd Bk(b)	5.50%	2/1/2033	A	12,000	12,869,100
Los Angeles USD	5.00%	10/1/2025	A+	6,525	7,056,722
McLennan Co PFC	6.625%	6/1/2035	AA-	7,135	7,589,071
MI Fin Auth - Detroit Sch Dist	5.50%	6/1/2021	A+	10,000	11,121,600
Miami Dade Co Spl Oblig (NPFGC)(FGIC)	3.572%#	4/1/2014	AA-	3,300	3,305,511
NJ EDA - Goethals Brdg AMT	5.625%	1/1/2052	BBB-	7,500	7,344,450
NJ Trans Trust Fund	5.00%	12/15/2023	A+	7,425	8,280,509
North Hudson Sewerage Auth	5.00%	6/1/2024	A-	2,585	2,843,345
NY UDC - PIT(b)	5.00%	12/15/2025	AA	1,980	2,179,026
NY UDC - PIT(b)	5.00%	12/15/2026	AA	2,870	3,158,486
NYC TFA - Bldg Aid	5.00%	7/15/2030	AA-	10,000	10,641,900
NYC TFA - Bldg Aid	5.00%	7/15/2031	AA-	6,000	6,345,300
PA IDA - Economic Dev	5.50%	7/1/2023	A1	2,630	2,892,448
Philadelphia Muni Auth	6.375%	4/1/2029	A+	2,000	2,195,600
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BBB-	3,865	2,518,279
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	9,000	7,021,350
PR Pub Fin Corp	5.50%	8/1/2031	BBB-	8,000	5,201,120
Sacramento City Fing Auth (AMBAC)	5.25%	12/1/2023	A	3,150	3,573,990
San Diego PFA - Master Lease	5.25%	9/1/2035	AA-	5,000	5,181,250
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2025	AA	2,500	2,781,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		$4,500	$4,890,060
Total						175,204,689

Other Revenue 9.05%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	BBB		7,985	7,362,250
Arlington Hi Ed Fin Corp - Arlington Classics	7.65%	8/15/2040	BB		5,750	6,015,708
Austin Convention†	5.75%	1/1/2034	Ba2		5,000	4,941,450
Austin Convention CR (BHAC)(XLCA)	5.00%	1/1/2034	AA+		2,400	2,417,160
Baker Correctional Dev	7.50%	2/1/2030	NR		3,500	2,904,930
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		1,455	1,465,156
Brooklyn Arena LDC - Barclays Ctr	6.375%	7/15/2043	BBB-		6,000	6,319,380
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		8,100	8,212,347
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	979,770
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,388,550
Cleveland Arpt	5.00%	1/1/2030	A-		2,000	2,002,600
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	873,349
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		3,235	2,908,718
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,018,190
Clifton Higher Ed - Uplift Education	5.70%	12/1/2025	BBB-		2,000	2,117,840
Clifton Higher Ed - Uplift Education	6.00%	12/1/2030	BBB-		1,000	1,070,960
DC Rev - Friendship Pub Chtr Sch	5.00%	6/1/2042	BBB		2,000	1,733,600
DC Rev - KIPP Chtr Sch	6.00%	7/1/2043	BBB+		1,000	1,021,000
DC Rev - KIPP Chtr Sch	6.00%	7/1/2048	BBB+		1,000	1,018,800
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,480	1,073,340
FL DFC - Renaissance Chtr Sch	7.625%	6/15/2041	BB-	(a)	5,500	5,532,065
Hammond Loc Pub Impt - Charter Sch	6.75%	8/15/2035	BBB-		1,000	1,018,160
IL Fin Auth - Noble Chrter Schs	6.125%	9/1/2039	BBB		5,100	5,012,127
IN Fin Auth - Drexel Foundation	6.625%	10/1/2029	BB-		750	735,210
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039	BB-		1,250	1,215,013
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037	NR		1,850	425,500
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039	NR		2,000	1,960,520
MA Dev Fin - Broad Inst	5.25%	4/1/2037	AA-		7,250	7,487,147
Maverick Co PFC	6.375%	2/1/2029	NR		2,580	1,619,440
Met Boston Trans Pkg Corp	5.25%	7/1/2033	A+		11,000	11,720,720
MI Pub Ed - Bradford Admy	8.75%	9/1/2039	D		2,250	1,282,500
MI Pub Ed - Landmark Admy	6.625%	6/1/2030	BBB-		2,000	2,013,800
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025	NR		1,250	125,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037	NR		1,700	170,000
Milwaukee Redev - Admy of Learning(e)	5.50%	8/1/2022	NR		300	108,000
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037	NR		250	90,000
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025	BBB+		6,500	7,390,500
NJ EDA - Team Academy	6.00%	10/1/2043	BBB		3,500	3,423,665
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032	BBB-		3,000	2,814,720
NYC IDA - United Jewish Appeal	5.00%	7/1/2034	Aa1		4,685	4,891,796
Otero Co Jail	5.75%	4/1/2018	NR		825	785,334

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

Otero Co Jail	6.00%	4/1/2028	NR		$1,400	$1,120,490
Philadelphia IDA - Please Touch Museum(e)	5.25%	9/1/2026	CC		1,600	640,000
Philadelphia IDA - Please Touch Museum(e)	5.25%	9/1/2036	CC		7,700	3,080,000
Pima Co IDA - American Charter Sch	5.50%	7/1/2026	BB	(a)	4,500	4,047,795
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB		870	798,825
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB		7,000	6,190,940
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB		1,230	1,189,656
TX PFA - Uplift Education	5.875%	12/1/2036	BBB-		1,145	1,168,679
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA		10,000	10,503,700
Total						148,406,400

Special Tax 2.47%

Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2		1,250	1,159,263
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2		1,500	1,364,370
Altoona Urban Renewal	6.00%	6/1/2034	BBB+		1,000	1,039,030
Aurora TIF - East River	6.75%	12/30/2027	NR		870	876,186
Baltimore Spl Oblig - East Baltimore Resrch	7.00%	9/1/2038	NR		1,500	1,564,275
Fontana PFA - North Fontana Redev (AMBAC)	5.50%	9/1/2032	A+		2,000	2,003,980
Gramercy Farms CDD~(e)	Zero Coupon	5/1/2039	NR		5,240	786,000
Gramercy Farms Cmnty Dev Dist(e)	5.25%	5/1/2039	NR		1,340	13
HI Dept Homelands	5.875%	4/1/2034	A1		3,000	3,148,920
Houston Co Coop Dist - Country Crossing	10.00%	5/1/2039	NR		5,000	800,000
Mesquite Redev TIF	6.625%	6/1/2017	BBB+		1,605	1,620,568
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR		2,073	1,428,774
NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2		2,325	2,547,386
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-		2,000	2,162,480
Riverside Co Redev Agy - Tax Alloc (8.50% after 10/1/2021)~	Zero Coupon	10/1/2041	A-		11,195	7,163,457
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		2,500	2,816,650
San Francisco Redev - Mission Bay South	7.00%	8/1/2033	BBB		1,000	1,102,810
San Francisco Redev - Mission Bay South	7.00%	8/1/2041	BBB		1,400	1,529,262
Sparks Tourism Impt Dist†	6.50%	6/15/2020	B2		1,690	1,711,294
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2		2,500	2,501,750
Stone Canyon CID(e)	5.70%	4/1/2022	NR		1,000	520,000
Stone Canyon CID(e)	5.75%	4/1/2027	NR		1,300	676,000
Village CDD #10	4.50%	5/1/2023	NR		2,050	1,967,856
Total						40,490,324

Tax Revenue 9.51%

AZ Sports & Tourism Auth - Stadium	5.00%	7/1/2028	A1		18,000	18,887,940
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		3,690	3,788,043
MA Sch Bldg Auth - Sales Tax(b)	5.00%	10/15/2032	AA+		20,000	21,351,200
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+		4,000	3,732,880
NJ EDA - Cigarette Tax	5.00%	6/15/2023	BBB+		2,000	2,118,520
NY Dorm - PIT	5.00%	3/15/2025	AAA		4,590	5,107,431

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

NY Dorm - PIT	5.00%	3/15/2026	AAA		$2,580	$2,841,277
NY UDC - PIT	5.00%	3/15/2028	AAA		5,000	5,452,100
NYC TFA - Future Tax(b)	5.00%	2/1/2027	AAA		12,000	12,982,560
NYC TFA - Future Tax(b)	5.00%	2/1/2028	AAA		4,000	4,327,520
PR Corp Sales Tax	5.00%	8/1/2043	A+		2,275	1,489,192
PR Corp Sales Tax	5.25%	8/1/2041	A+		30,000	20,527,500
PR Corp Sales Tax	5.375%	8/1/2039	A+		13,510	9,418,496
PR Corp Sales Tax	5.50%	8/1/2037	A+		9,000	6,496,380
PR Corp Sales Tax	5.50%	8/1/2042	A+		8,285	5,810,602
PR Corp Sales Tax	6.00%	8/1/2042	A+		3,160	2,369,874
San Joaquin Co Trsp Auth	5.50%	3/1/2041	AA		14,000	15,077,720
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		4,190	4,632,296
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2028	AA		1,500	1,617,465
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2		4,500	4,490,055
Yorba Linda Redev Agy	6.00%	9/1/2026	A-		1,145	1,274,660
Yorba Linda Redev Agy	6.50%	9/1/2032	A-		2,000	2,268,860
Total						156,062,571

Tobacco 3.09%

Buckeye Tobacco	5.125%	6/1/2024	B-		9,500	7,853,460
Golden St Tobacco	5.00%	6/1/2033	B-		8,000	5,790,960
Golden St Tobacco	5.30%	6/1/2037	B-		5,000	3,605,900
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	4,530	4,118,812
Railsplitter Tobacco Settlement Auth	6.00%	6/1/2028	A-		5,600	6,164,312
SD Edu Enhancement Fding Corp	5.00%	6/1/2026	A-		2,005	2,123,676
Tobacco Settlement Auth WA	5.25%	6/1/2032	A-		2,000	2,034,240
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		5,500	4,610,045
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		15,755	11,199,127
TSASC	5.00%	6/1/2026	B+		3,640	3,205,202
Total						50,705,734

Transportation 17.37%

Broward CO Arpt Sys AMT	5.125%	10/1/2038	A+		5,665	5,660,581
Central TX Reg Mobility Auth	6.00%	1/1/2041	Baa2		10,000	10,176,600
Dallas Area Rapid Transit(b)	5.00%	12/1/2022	AA+		9,645	10,619,619
Dallas Area Rapid Transit(b)	5.00%	12/1/2023	AA+		6,135	6,754,936
Dallas Area Rapid Transit(b)	5.00%	12/1/2028	AA+		7,160	7,883,511
Delaware River Port Auth	5.00%	1/1/2034	A		7,200	7,405,200
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-		10,000	2,849,800
Foothill / Eastern Corridor Toll Rd(c)	5.75%	1/15/2046	BBB-		2,000	1,931,920
Foothill / Eastern Corridor Toll Rd(c)	6.00%	1/15/2053	BBB-		6,000	5,764,740
HI Arpt	5.00%	7/1/2034	A		3,000	3,059,880
Houston Arpt - Continental Airlines AMT	6.625%	7/15/2038	B		2,500	2,498,425
IL Toll Hwy Auth	5.00%	1/1/2027	AA-		1,000	1,057,060

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

Lee Co Arpt AMT	5.375%	10/1/2032	A2	$3,500	$3,599,855
Met DC Airport AMT	5.00%	10/1/2024	AA-	5,230	5,680,408
Met DC Airport AMT	5.00%	10/1/2026	AA-	2,500	2,660,375
Met DC Airport AMT	5.00%	10/1/2028	AA-	2,000	2,100,540
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,247,675
MTA NY	5.00%	11/15/2025	A	3,065	3,332,084
MTA NY	5.00%	11/15/2025	A	6,500	7,066,410
MTA NY	5.00%	11/15/2030	A	5,000	5,217,850
MTA NY	6.50%	11/15/2028	A	7,500	8,733,450
NJ Trans Trust Fund	5.25%	6/15/2026	A+	1,500	1,632,705
NJ Trans Trust Fund	6.00%	6/15/2035	A+	4,500	4,977,090
North Hudson Sewerage Auth	5.00%	6/1/2025	A-	3,225	3,520,442
North Hudson Sewerage Auth	5.00%	6/1/2026	A-	4,915	5,317,342
North TX Twy Auth	5.00%	9/1/2028	AA+	10,000	10,810,600
North TX Twy Auth	5.75%	1/1/2033	A3	5,705	5,981,635
North TX Twy Auth	6.00%	1/1/2025	A2	5,000	5,573,500
OK Tpk Auth(b)	5.00%	1/1/2026	AA-	11,000	12,121,010
OK Tpk Auth(b)	5.00%	1/1/2027	AA-	5,000	5,509,550
Orlando & Orange Co Expwy Auth	5.00%	7/1/2030	A	1,500	1,563,180
PA Tpk Commn	5.00%	12/1/2032	A-	7,000	7,155,540
PA Tpk Commn	5.625%	6/1/2029	A-	3,310	3,552,656
PA Tpk Commn (6.00% after 12/1/2015)~	Zero Coupon	12/1/2034	A-	12,000	11,304,000
Port Auth NY & NJ AMT	5.00%	12/1/2021	AA-	6,365	7,206,708
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	17,500	17,877,825
Port Oakland AMT	5.00%	5/1/2028	A+	2,275	2,330,874
Port Oakland AMT (NPFGC)	5.00%	11/1/2026	A	2,285	2,403,934
PR Hwy & Trans Auth (AG)(AGM)	5.50%	7/1/2025	AA-	2,000	1,917,820
PR Hwy & Trans Auth (FGIC)	5.25%	7/1/2039	BBB	6,305	3,825,622
Regional Trans Dist - Denver Trans	6.00%	1/15/2034	Baa3	1,800	1,850,742
Regional Trans Dist COP	5.375%	6/1/2031	Aa3	5,200	5,468,164
San Francisco Arpt AMT	5.00%	5/1/2025	A+	15,000	16,021,350
San Francisco Arpt AMT	5.25%	5/1/2033	A+	7,000	7,175,770
San Jose Arpt AMT	6.25%	3/1/2034	A2	5,000	5,488,100
South Jersey Trans Auth	5.00%	11/1/2028	A-	1,750	1,825,968
St Louis Arpt - Lambert Intl Airport	6.25%	7/1/2029	A-	3,020	3,300,437
Triborough Brdg & Tunl Auth	5.00%	11/15/2022	A+	3,190	3,645,628
Triborough Brdg & Tunl Auth	5.00%	11/15/2027	A+	2,770	3,000,076
VA Small Bus Fing - 95 Express Lanes AMT	5.00%	1/1/2040	BBB-	4,850	4,255,924
VA Small Bus Fing - Elizabeth River AMT	5.25%	1/1/2032	BBB-	6,100	5,981,721
Total					284,896,832

Utilities 9.91%

Amr Muni Pwr - Prairie St Energy	5.25%	2/15/2027	A1	3,000	3,185,010
Atlanta Wtr & Wastewtr	6.00%	11/1/2028	Aa3	3,000	3,437,490
Atlanta Wtr & Wastewtr	6.00%	11/1/2029	Aa3	4,000	4,565,080

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Utilities (continued)

Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	$5,000	$4,916,300
Central Plains - Goldman Sachs	5.25%	9/1/2037	A-	5,000	4,932,950
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa3	2,125	2,287,903
Compton Water	6.00%	8/1/2039	NR	5,500	5,304,915
FL Muni Pwr Agy	6.25%	10/1/2031	A2	4,000	4,424,560
Hartford Co Met Dist - Clean Wtr	5.00%	4/1/2036	AA	6,000	6,292,560
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2032	BBB-	2,250	2,130,660
IN Muni Pwr	5.25%	1/1/2030	A+	2,000	2,137,080
IN Muni Pwr	5.25%	1/1/2032	A+	2,050	2,154,714
Jefferson Co Sewer	6.50%	10/1/2053	BBB-	5,000	4,722,550
Lansing Brd Wtr & Light	5.00%	7/1/2030	AA-	4,735	4,973,028
Long Island Power Auth	5.00%	9/1/2026	A-	6,000	6,322,620
Los Angeles DEWAP - Pwr Sys (AMBAC)	5.00%	7/1/2028	AA-	4,925	5,265,564
Louisville/Jeff Co Met Swr Dist	5.00%	5/15/2028	AA	9,710	10,508,453
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	BBB	3,500	3,848,635
Maricopa Co Poll Ctl - So Cal Edison Rmkt	5.00%	6/1/2035	A1	2,400	2,453,952
Met Atlanta Rapid Trans Auth (AGM)	5.00%	7/1/2034	AA+	10,000	10,375,100
Met St Louis Sewer Dist	5.75%	5/1/2038	AAA	1,760	1,910,005
NJ EDA - UMM Energy AMT	5.00%	6/15/2037	Baa3	1,000	906,450
North Sumter Co Util Dep Dist	5.375%	10/1/2030	BBB+	5,000	5,175,050
Northern CA Pwr - Morgan Stanley	0.886%#	7/1/2027	A-	5,000	4,028,750
OH Air Quality - FirstEnergy	5.70%	8/1/2020	BBB-	3,250	3,578,153
OH Air Quality - Ohio Vly Elec	5.625%	10/1/2019	BBB-	4,500	4,900,050
Palm Beach Co Solid Waste	5.50%	10/1/2028	AA+	3,000	3,298,080
Pinal Co Elec Dist #4	6.00%	12/1/2028	A-	740	782,979
Polk Co Util Sys	5.00%	10/1/2043	AA	5,000	5,014,900
PR Aqueduct & Swr Auth	5.25%	7/1/2024	BB+	1,755	1,177,517
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	5,000	3,365,600
PR Elec Pwr Auth	0.866%#	7/1/2031	BBB	4,000	2,315,240
PR Elec Pwr Auth	6.75%	7/1/2036	BBB	10,585	7,622,153
Sabine River Auth - TXU	5.80%	7/1/2022	CC	1,000	31,250
Sacramento MUD	5.00%	8/15/2027	AA-	1,650	1,824,867
Salt Verde Fin Corp - Citi	5.25%	12/1/2027	A-	3,435	3,622,482
Southern CA Pub Pwr Auth - Nat Gas	1.632%#	11/1/2038	A-	5,000	3,627,950
TEAC - Goldman Sachs	5.625%	9/1/2026	BBB	3,000	3,069,360
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2028	A3	3,000	2,944,200
TX Muni Gas Acq & Supply - Macquarie	5.00%	12/15/2029	A3	9,420	9,147,667
Total					162,581,827
Total Municipal Bonds (cost $1,709,861,192)					1,682,374,723

Investments				Shares (000)
SHORT-TERM INVESTMENTS 0.74%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $908)				1	908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

Investments	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Note 0.74%

Corporate-Backed

Port Arthur Nav Dist – Motiva (cost $12,100,000)	0.75%	1/2/2014	11/1/2040	A2	$12,100	$12,100,000

Total Short-Term Investments 0.74% (cost $12,100,908)						12,100,908

Total Investments in Securities 103.29% (cost $1,721,962,100)						1,694,475,631

Liabilities in Excess of Cash and Other Assets(h) (3.29%)						(54,044,383)

Net Assets 100.00%						$1,640,431,248

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2014	30	Short	$(3,691,406)	$67,450
U.S. Long Bond	March 2014	395	Short	(50,683,438)	1,133,297
Totals				$(54,374,844)	$1,200,747

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NATIONAL TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,682,374,723	$—	$1,682,374,723
Money Market Mutual Fund	908	—	—	908
Variable Rate Demand Note	—	12,100,000	—	12,100,000
Total	$908	$1,694,474,723	$—	$1,694,475,631
Liabilities:
Trust Certificates	$—	$(62,165,000)	$—	$(62,165,000)
Total	$—	$(62,165,000)	$—	$(62,165,000)
Other Financial Instruments
Futures Contracts
Assets	$1,200,747	$—	$—	$1,200,747
Total	$1,200,747	$—	$—	$1,200,747

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 102.18%

Corporate-Backed 11.41%

AK IDA - Anchorage Sportsplex	6.12%	8/1/2031		NR	$3,285	$1,314,000
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2025		NR	1,375	1,343,086
Aleutians E Burough - Pribilof Islands (ACA)	5.50%	6/1/2036		NR	3,210	2,943,281
Allegheny Co IDA - US Steel	6.875%	5/1/2030		BB-	6,050	6,119,817
Beauregard Parish - Office Max	6.80%	2/1/2027		B2	5,000	5,004,500
Brazos River Auth - TXU Rmkt AMT	7.70%	4/1/2033		CC	2,000	62,500
Brazos River Auth - TXU Rmkt AMT†	8.25%	5/1/2033		C	2,000	62,500
CA Co Tobacco Sec - Sonoma Co	5.125%	6/1/2038		B-	5,040	3,717,252
Clayton Co SFR - Delta Airlines AMT	9.00%	6/1/2035		B+	7,640	8,146,914
Cleveland Arpt - Continental Airlines AMT	5.375%	9/15/2027		B	15,240	14,063,167
Courtland IDB - Intl Paper AMT	5.20%	6/1/2025		BBB	5,545	5,564,796
DFW Arpt - American Airlines / Escrow(f)	—	—	(g)	NR	13,500	3,132,864
Greater Orlando Aviation - Jet Blue AMT	5.00%	11/15/2036		NR	1,670	1,360,148
Houston Arpt - Continental Airlines AMT	5.70%	7/15/2029		B	3,760	3,603,095
IA Fin Auth - Iowa Fertilizer Co	5.25%	12/1/2025		BB-	3,600	3,208,824
IA Fin Auth - Iowa Fertilizer Co	5.50%	12/1/2022		BB-	5,000	4,723,750
IL Fin Auth - Leafs Hockey Club(e)	5.875%	3/1/2027		NR	1,500	510,000
IL Fin Auth - Leafs Hockey Club(e)	6.00%	3/1/2037		NR	1,450	493,000
IL Fin Auth - United Sports/ Barrington†(e)	6.125%	10/1/2027		NR	1,475	265,500
IL Fin Auth - United Sports/ Barrington†(e)	6.25%	10/1/2037		NR	6,525	1,174,500
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2016		NR	1,830	1,831,153
MA Port Auth - Delta Airlines AMT (AMBAC)	5.50%	1/1/2022		NR	10,015	9,957,514
Martin Co IDA - Indiantown Cogen AMT	4.20%	12/15/2025		Ba1	3,000	2,551,050
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2016		NR	3,430	1,886,500
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042		Ba2	14,760	12,797,806
NJ EDA - Continental Airlines AMT	4.875%	9/15/2019		B	1,765	1,713,250
NJ EDA - Continental Airlines AMT	5.125%	9/15/2023		B	5,125	4,874,439
NJ EDA - Continental Airlines AMT	5.25%	9/15/2029		B	16,435	15,004,333
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028		B	5,965	5,530,688
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033		B	1,885	1,723,248
NJ EDA - Continental Airlines AMT	7.20%	11/15/2030		B	755	755,000
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028		NR	5,000	4,819,050
NYC IDA - British Airways AMT	5.25%	12/1/2032		BB	7,580	6,768,789
NYC IDA - Jetblue AMT	5.00%	5/15/2020		B	1,285	1,251,500
NYC IDA - Jetblue AMT	5.125%	5/15/2030		B	1,000	869,040
NYC IDA - TRIPS AMT	5.00%	7/1/2028		BBB-	925	863,451
PA Econ Dev - US Airways	8.00%	5/1/2029		B-	2,460	2,692,322
Phoenix IDA - US Airways AMT	6.25%	6/1/2019		B3	1,955	1,956,075
Phoenix IDA - US Airways AMT	6.30%	4/1/2023		B3	3,685	3,688,648
Port Bay City Auth - Celanese AMT	6.50%	5/1/2026		BB-	6,120	6,126,610

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Corporate-Backed (continued)

Port Corpus Christi Auth - Celanese	6.45%	11/1/2030	BB-		$1,750	$1,757,455
Rockdale Co Dev - Visy Paper AMT	6.125%	1/1/2034	NR		6,000	5,967,540
Rumford Solid Waste - Office Max AMT	6.875%	10/1/2026	B2		1,500	1,505,460
Valparaiso Facs - Pratt Paper AMT	5.875%	1/1/2024	NR		1,500	1,508,415
Valparaiso Facs - Pratt Paper AMT	7.00%	1/1/2044	NR		2,000	2,001,380
West Pace Coop Dist	9.125%	5/1/2039	NR		13,915	12,574,429
WI PFA - TRIPS AMT	5.00%	7/1/2042	BBB-		5,500	4,435,915
Total						184,224,554

Education 4.40%

Buffalo & Erie IDC - Medaille Clg	5.00%	4/1/2022	BB+		1,185	1,169,192
Buffalo & Erie IDC - Medaille Clg	5.25%	4/1/2035	BB+		2,885	2,591,769
CA Stwde - Thomas Jeff Sch of Law†	7.25%	10/1/2032	B+		3,375	2,973,814
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR		7,225	72
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+		1,720	1,677,310
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2027	BB+	(a)	1,375	1,284,305
Gainesville Redev - Riverside Mil Admy	5.125%	3/1/2037	BB+	(a)	4,000	3,470,400
Harrisburg Auth - Univ of Science(e)	6.00%	9/1/2036	NR		12,725	6,353,338
IA Hi Ed - Central Clg	5.00%	10/1/2031	Ba2		1,100	1,018,138
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2021	Baa3		4,325	4,265,358
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2023	Baa3		4,000	3,873,200
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2025	Baa3		2,500	2,365,950
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2026	Baa3		2,000	1,869,320
IL Fin Auth - IL Inst of Tech	5.00%	4/1/2031	Baa3		2,700	2,354,427
IL Fin Auth - IL Inst of Tech	7.125%	2/1/2034	Baa3		2,500	2,622,350
Marietta Dev Auth - Life Univ	7.00%	6/15/2030	Ba3		5,000	5,102,550
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.25%	7/1/2018	NR		250	72,500
MD Hlth & Hi Ed - Wash Christian Admy(e)	5.50%	7/1/2038	NR		2,300	667,000
NJ Ed Facs - Univ Med & Dent	7.125%	12/1/2023	NR		4,000	5,151,400
NJ Ed Facs - Univ Med & Dent	7.50%	12/1/2032	NR		2,000	2,614,420
NY Dorm - NYU	5.00%	7/1/2043	AA-		1,350	1,392,214
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB		1,510	1,333,481
NYC IDA - Vaughn Clg	5.25%	12/1/2036	BB		3,640	3,124,649
OH Hi Ed - Ashland Univ	6.25%	9/1/2024	Caa2		6,265	5,467,653
PA Hi Ed - Shippensburg Univ	5.00%	10/1/2035	BBB-		425	390,137
Univ of California(b)	5.75%	5/15/2031	AA		7,000	7,794,710
Total						70,999,657

General Obligation 6.86%

Arkansas City Bldg - So Cent Reg Med	6.75%	9/1/2038	Ba1		6,360	6,460,488
Bellwood GO	5.875%	12/1/2027	NR		3,000	2,712,660
Bellwood GO	6.15%	12/1/2032	NR		2,770	2,458,818

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

CA State GO	5.00%	9/1/2025	A1	(a)	$7,000	$7,712,390
CA State GO	5.00%	11/1/2043	A1	(a)	5,335	5,400,781
Guam GO	6.75%	11/15/2029	BB-		8,690	9,020,568
Guam GO	7.00%	11/15/2039	BB-		2,175	2,267,938
IL State GO	5.00%	8/1/2025	A-		2,685	2,773,766
IL State GO	5.00%	3/1/2031	A-		2,250	2,234,475
IL State GO	5.00%	3/1/2032	A-		6,000	5,936,100
IL State GO	5.00%	1/1/2034	A-		2,275	2,232,708
Kendall Kane & WIll Co CUSD #308	5.00%	2/1/2029	Aa2		7,000	7,283,010
Maverick Co GO	8.75%	3/1/2034	NR		2,500	2,520,875
Maverick Co GO	8.75%	3/1/2034	NR		5,500	5,545,925
NYC GO(b)	5.125%	3/1/2026	AA		10,000	11,118,750
Oakland USD	6.125%	8/1/2029	NR		1,500	1,587,165
PR Comwlth GO	5.00%	7/1/2041	BBB-		4,920	3,028,801
PR Comwlth GO	5.25%	7/1/2037	BBB-		5,000	3,146,000
PR Comwlth GO	5.50%	7/1/2039	BBB-		16,600	10,586,484
PR Comwlth GO	5.625%	7/1/2033	BBB-		4,000	2,742,000
PR Pub Bldg Auth GTD	5.25%	7/1/2042	BBB-		16,395	10,052,594
PR Pub Bldg Auth GTD	5.625%	7/1/2039	BBB-		2,800	1,821,764
Woonsocket GO	7.125%	6/15/2016	B3		1,955	2,015,370
Total						110,659,430

Health Care 26.79%

Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		2,350	2,129,382
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2036	NR		10,000	8,766,400
Alachua Co IDA - No FL Retirement Vlg	5.875%	11/15/2042	NR		4,500	3,836,475
AZ Hlth Facs - Beatitudes	5.20%	10/1/2037	NR		9,710	7,671,580
CA Stwde - Eskaton Pptys	5.25%	11/15/2034	BBB		1,640	1,544,782
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,098,810
CA Stwde - So Cal Presbyterian	7.25%	11/15/2041	BBB-		2,500	2,717,650
CA Stwde - Terraces San Joaquin	5.625%	10/1/2032	NR		1,000	934,590
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		2,570	2,394,006
CA Stwde - Terraces San Joaquin	6.00%	10/1/2047	NR		1,000	926,730
Chesterfield Co EDA - Brandermill Woods	5.00%	1/1/2032	NR		2,000	1,795,960
Chesterfield Co EDA - Brandermill Woods	5.125%	1/1/2043	NR		1,000	850,230
CO Hlth Facs - American Baptist	7.75%	8/1/2029	NR		5,770	5,836,817
CO Hlth Facs - American Baptist	7.75%	8/1/2039	NR		5,045	4,808,289
CO Hlth Facs - Christian Living Cmnty	5.25%	1/1/2037	NR		1,000	923,490
CO Hlth Facs - Evangelical Lutheran	5.625%	6/1/2043	A-		1,150	1,161,213
Collier CO IDA - Arlington of Naples†(c)	7.75%	5/15/2035	NR		2,000	1,948,900
Collier CO IDA - Arlington of Naples†(c)	8.125%	5/15/2044	NR		3,000	2,957,940

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Cumberland Co Mun Auth - Asbury	5.25%	1/1/2041	NR		$2,000	$1,798,240
Cumberland Mun Auth - Asbury	5.40%	1/1/2022	NR		585	595,764
Cumberland Mun Auth - Asbury	6.00%	1/1/2040	NR		2,000	2,044,260
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2037	NR		4,300	4,127,699
Cuyahoga Co Hlth - Eliza Jennings	6.00%	5/15/2042	NR		2,500	2,375,950
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2032	NR		1,000	928,320
Fairfax Co EDA - Vinson Hall	5.00%	12/1/2042	NR		2,800	2,414,272
Flint Hsp Bldg Auth - Hurley Med Ctr	5.25%	7/1/2039	Ba1		1,250	1,058,050
Flint Hsp Bldg Auth - Hurley Med Ctr	7.00%	7/1/2030	Ba1		4,225	4,474,740
Flint Hsp Bldg Auth - Hurley Med Ctr	7.375%	7/1/2035	Ba1		2,620	2,798,160
Flint Hsp Bldg Auth - Hurley Med Ctr	7.50%	7/1/2039	Ba1		800	850,896
Gaithersburg Eco Dev - Asbury	6.00%	1/1/2023	BBB	(a)	3,385	3,558,244
Hanover Co EDA - Covenant Woods	5.00%	7/1/2042	NR		2,000	1,610,880
Hanover Co EDA - Covenant Woods	5.00%	7/1/2047	NR		1,985	1,569,520
Harris Co - Childrens Med	5.00%	10/1/2024	AA		6,000	6,428,280
Harris Co - Childrens Med	5.25%	10/1/2029	AA		4,000	4,352,040
Harris Co Cultural Ed - Brazos	5.00%	1/1/2033	BB+	(a)	545	459,184
Harris Co Cultural Ed - Brazos	5.00%	1/1/2038	BB+	(a)	510	404,675
Harris Co Cultural Ed - Brazos	5.00%	1/1/2043	BB+	(a)	520	393,713
Harris Co Cultural Ed - Brazos	5.125%	1/1/2048	BB+	(a)	1,535	1,150,958
Harris CO Cultural Ed - Brazos	7.00%	1/1/2043	BB+	(a)	3,000	3,007,860
HFDC Cent TX - Legacy/Willow Bend	5.625%	11/1/2026	NR		1,850	1,856,271
HFDC Cent TX - Legacy/Willow Bend	5.75%	11/1/2036	NR		5,500	5,363,105
HI Dept Budget - Hawaii Pacific Hlth	5.50%	7/1/2043	A2	(a)	1,090	1,110,143
Holmes Co Hsp - Doctors Mem Hsp	5.75%	11/1/2026	NR		5,385	5,108,480
Holmes Co Hsp - Doctors Mem Hsp	6.00%	11/1/2038	NR		7,115	6,404,994
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2027	NR		1,200	1,127,868
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2033	NR		2,990	2,612,333
Howard Co Retmt Cmnty - Vantage House	5.25%	4/1/2037	NR		6,270	5,290,124
Huntsville Redstone Vlg	5.50%	1/1/2028	NR		1,810	1,648,439
IL Fin Auth - Clare At Water Tower(e)	Zero Coupon	5/15/2050	NR		4,800	480
IL Fin Auth - Clare At Water Tower(e)	5.125%	5/15/2018	NR		3,500	350
IL Fin Auth - Clare At Water Tower(e)	5.20%	5/15/2015	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	5.30%	5/15/2016	NR		700	70
IL Fin Auth - Clare At Water Tower(e)	6.00%	5/15/2028	NR		2,800	280
IL Fin Auth - Clare At Water Tower(e)	6.125%	5/15/2041	NR		3,500	350
IL Fin Auth - Clare Oaks	Zero Coupon	11/15/2052	NR		569	139,741
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		2,845	56,016
IL Fin Auth - Clare Oaks~	Zero Coupon	11/15/2052	NR		569	191,854
IL Fin Auth - Clare Oaks	4.00%	11/15/2052	NR		4,550	2,527,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

IL Fin Auth - Clare Oaks	7.00%	11/15/2017	NR		$520	$511,774
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		790	717,067
IL Fin Auth - Clare Oaks	7.00%	11/15/2027	NR		985	910,997
IL Fin Auth - Friendship Vlg Shaumburg	5.375%	2/15/2025	BB-	(a)	4,000	3,884,240
IL Fin Auth - Friendship Vlg Shaumburg	5.625%	2/15/2037	BB-	(a)	7,975	7,296,646
IL Fin Auth - Friendship Vlg Shaumburg	7.25%	2/15/2045	BB-	(a)	3,500	3,521,840
IL Fin Auth - Landing / Plymouth Place	6.00%	5/15/2043	NR		2,165	1,823,926
IL Fin Auth - Northwestern Mem Hsp(b)	5.75%	8/15/2030	AA+		5,000	5,446,700
IL Fin Auth - Rush Univ Med	7.25%	11/1/2030	A		3,000	3,484,620
IL Fin Auth - Smith Vlg	5.25%	11/15/2016	NR		2,310	2,329,958
IL Fin Auth - Three Crowns Pk Plaza	5.875%	2/15/2038	NR		4,500	4,190,490
Iron River Hsp - Iron Co Comnty Hsps	6.50%	5/15/2033	NR		5,000	4,956,050
Kent Hsp Fin Auth - Metropolitan Hsp	5.75%	7/1/2025	BB+		3,325	3,360,245
Kent Hsp Fin Auth - Metropolitan Hsp	6.00%	7/1/2035	BB+		4,575	4,637,723
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2021	NR		1,000	1,092,720
Kirkwood IDA - Aberdeen Hts	8.00%	5/15/2029	NR		2,820	3,090,805
Kirkwood IDA - Aberdeen Hts	8.25%	5/15/2039	NR		6,695	7,395,297
KY EDA - Masonic Homes	5.375%	11/15/2032	NR		3,000	2,809,020
LA PFA - Lake Charles Mem Hsp†	6.375%	12/1/2034	NR		5,840	5,964,742
LA PFA - Ochsner Clinic	6.50%	5/15/2037	Baa1		8,250	8,794,335
Lubbock Hlth - Carillon	6.30%	7/1/2019	NR		4,010	4,115,583
MA Hlth & Ed - Emerson Hsp (RADIAN)	5.00%	8/15/2025	NR		4,000	3,700,240
Martin Hsp Dist	7.25%	4/1/2036	BBB	(a)	3,450	3,646,029
Montgomery Co IDA - Whitemarsh	6.25%	2/1/2035	NR		10,225	9,944,733
Muskingum Co Hsp - Genesis Hlthcare	5.00%	2/15/2044	BB+		8,175	6,307,912
NC Med - Lutheran Svcs	4.75%	3/1/2032	NR		1,250	1,108,913
NC Med - Lutheran Svcs	5.00%	3/1/2037	NR		1,000	891,700
NC Med - Lutheran Svcs	5.00%	3/1/2042	NR		1,000	877,060
NJ EDA - Seashore Gardens	5.30%	11/1/2026	NR		1,250	1,152,425
NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR		4,705	3,956,764
NJ Hlth - Somerset Med Ctr	5.50%	7/1/2033	Ba2		6,130	6,072,133
NM Hsp - Gerald Champion Hsp	5.50%	7/1/2042	B+		2,625	2,152,736
NM Hsp - Haverland	5.00%	7/1/2042	BBB-	(a)	1,500	1,248,495
OH Hsp - Cleveland Clinic(b)	5.50%	1/1/2034	AA-		13,500	14,253,233
Onondaga CDC - St Josephs Hsp	4.50%	7/1/2032	BB+		7,000	5,969,110
Orange Co Hlth - Orlando Lutheran	5.375%	7/1/2020	NR		1,100	1,086,679
Orange Co Hlth - Orlando Lutheran	5.50%	7/1/2038	NR		6,550	5,862,905
Orange Co Hlth - Orlando Lutheran	5.70%	7/1/2026	NR		2,920	2,856,286
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		5,000	5,214,150
Palomar Hlth Care Dist COP	6.00%	11/1/2030	Baa3		500	488,575
Palomar Hlth Care Dist COP	6.625%	11/1/2029	Baa3		5,000	5,111,700
Philadelphia Hsps - Temple Univ Hlth	5.50%	7/1/2026	BB+		4,275	3,808,982
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2036	BB+		6,250	5,246,437
Philadelphia Hsps - Temple Univ Hlth	5.625%	7/1/2042	BB+		2,000	1,645,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

RI Hlth & Ed - St Joseph Hlth	5.50%	10/1/2029	CCC	$15,270	$13,356,211
Rochester Hlth Care - Samaritan Bethany	6.875%	12/1/2029	NR	1,945	2,048,104
Rochester Hlth Care - Samaritan Bethany	7.375%	12/1/2041	NR	6,000	6,328,440
Salem Hsp Fac - Capital Manor	5.625%	5/15/2032	NR	1,000	979,200
Salem Hsp Fac - Capital Manor	6.00%	5/15/2047	NR	1,600	1,552,784
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2026	BB	10,000	11,618,900
Sarasota Hlth - Manatee	5.75%	7/1/2037	NR	2,895	2,380,385
Sarasota Hlth - Manatee	5.75%	7/1/2045	NR	6,435	5,062,093
Sayre Mem Hsp Auth	6.00%	7/1/2037	NR	4,000	2,615,200
SC Jobs EDA - Hampton Regl Med	5.25%	11/1/2028	NR	12,000	10,947,600
SE Port Auth - Memorial Hlth	5.75%	12/1/2032	NR	3,800	3,606,846
SE Port Auth - Memorial Hlth	6.00%	12/1/2042	NR	6,750	6,379,020
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.00%	12/1/2032	NR	2,100	1,853,544
Shelby Co Hlth Ed Hsg - Vlg Germantwn	5.25%	12/1/2042	NR	1,800	1,556,226
St Paul Port Auth - Healtheast Midway	5.75%	5/1/2025	BB+	1,520	1,551,206
St Paul Port Auth - Healtheast Midway	5.875%	5/1/2030	BB+	1,000	1,010,070
Sylacauga Hlth - Coosa Vy Med Ctr	5.375%	8/1/2015	NR	1,010	1,024,746
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2025	NR	3,000	2,874,450
Sylacauga Hlth - Coosa Vy Med Ctr	6.00%	8/1/2035	NR	3,000	2,714,640
Upper IL River Vy - Pleasant View	7.25%	11/15/2040	NR	1,200	1,217,268
Upper IL River Vy - Pleasant View	7.375%	11/15/2045	NR	1,550	1,572,630
Vigo Co Hsp - Union Hsp†	5.70%	9/1/2037	NR	9,250	8,679,182
Vigo Co Hsp - Union Hsp†	5.75%	9/1/2042	NR	2,000	1,847,280
Vigo Co Hsp - Union Hsp	8.00%	9/1/2041	NR	2,955	3,255,967
WA Hlth Care - Kadlec Regl Med Ctr	5.00%	12/1/2042	Baa3	2,745	2,356,830
WA Hsg - Mirabella	6.50%	10/1/2032	NR	2,000	1,862,760
WA Hsg - Mirabella	6.75%	10/1/2047	NR	3,000	2,727,960
Western IL EDA - Carthage Mem Hsp	7.00%	6/1/2033	NR	2,890	2,896,647
WI Hlth & Ed - Wheaton Franciscan Hlth	5.125%	8/15/2030	A-	3,000	2,932,620
WI Hlth - Sauk-Prairie Mem Hsp	5.375%	2/1/2048	Ba1	4,000	3,419,480
WI PFA - Las Ventanas Retirement	7.00%	10/1/2042	NR	6,895	6,316,372
WI PFA - Las Ventanas Retirement Ser B-1	Zero Coupon	10/1/2042	NR	2,961	900,973
WI PFA - Las Ventanas Retirement Ser C-1	Zero Coupon	10/1/2042	NR	2,961	30
Wilson Co Hsp	5.60%	9/1/2036	NR	3,530	2,986,309
WV Hsp - Herbert Thomas Hlth	6.50%	10/1/2028	NR	5,000	4,874,650
Total					432,387,770

Housing 1.00%

Alachua Co Hlth - Oak Hammock	8.00%	10/1/2042	NR	700	786,051
Alachua Co Hlth - Oak Hammock	8.00%	10/1/2046	NR	1,000	1,114,340
CA Stwde - American Baptist	5.00%	10/1/2043	BBB	2,450	2,176,727

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Housing (continued)

LA HFA - GMF-LA Chateau	8.00%	9/1/2039	BB		$3,370	$3,513,495
Met Govt Nashville H & E - Prestige Pt(e)	7.50%	12/20/2040	NR		3,930	2,358,000
MI Strategic Fd - Evangelical Homes	5.25%	6/1/2032	BB+	(a)	1,500	1,349,340
MI Strategic Fd - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	4,000	3,520,680
Saline EDC - Evangelical Homes	5.50%	6/1/2047	BB+	(a)	1,500	1,320,255
Total						16,138,888

Lease Obligations 1.92%

CA Pub Wks - State Prisons	5.75%	10/1/2031	A2		1,500	1,674,135
CA Pub Wks - Various Cap Proj	5.00%	4/1/2034	A2		5,000	5,060,200
Houston Co Coop Dist - Country Crossing(e)	12.50%	6/7/2013	NR		4,199	587,860
NJ Trans Trust Fund	5.00%	6/15/2032	A+		5,000	5,149,050
NJ Trans Trust Fund	5.00%	6/15/2038	A+		5,000	5,068,650
Philadelphia Muni Auth	6.375%	4/1/2029	A+		2,000	2,195,600
PR Pub Bldg Auth GTD	5.25%	7/1/2033	BBB-		5,000	3,257,800
PR Pub Fin Corp	5.50%	8/1/2031	BBB-		12,250	7,964,215
Total						30,957,510

Other Revenue 12.92%

Apache Co Poll Ctl - Tucson Elec	4.50%	3/1/2030	BBB		5,000	4,610,050
Baker Correctional Dev	7.50%	2/1/2030	NR		8,400	6,971,832
Baltimore Conv Ctr - Hilton Hotel	5.875%	9/1/2039	Ba2		10,845	10,092,465
Baltimore Conv Ctr - Hilton Hotel (XLCA)	5.25%	9/1/2039	BB+		2,975	2,621,005
Baytown Twp - St Croix Prep Admy	6.75%	8/1/2028	BB		3,450	3,474,081
Baytown Twp - St Croix Prep Admy	7.00%	8/1/2038	BB		3,000	3,016,140
CA Fin Auth - High Tech†	6.125%	7/1/2038	BB	(a)	1,250	1,143,113
CA Stwde - Huntington Pk	5.15%	7/1/2030	NR		2,340	1,930,430
CA Stwde - Huntington Pk	5.25%	7/1/2042	NR		950	740,183
Charyl Stockwell Admy COP	5.75%	10/1/2025	NR		4,130	3,920,113
Charyl Stockwell Admy COP	5.90%	10/1/2035	NR		3,000	2,670,510
Chester Co IDA - Collegium Chtr Sch	5.00%	10/15/2022	BBB-		1,000	979,770
Chester Co IDA - Collegium Chtr Sch	5.375%	10/15/2042	BBB-		5,000	4,388,550
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2032	BBB		915	873,349
Clifton Higher Ed - IDEA Pub Schs	5.00%	8/15/2042	BBB		2,990	2,688,429
Clifton Higher Ed - IDEA Pub Schs	6.00%	8/15/2043	BBB		1,000	1,018,190
Doctor Charles Drew Admy COP	5.70%	11/1/2036	NR		1,735	1,258,274
Downtown Phoenix Hotel Corp (FGIC)	5.00%	7/1/2036	BB+		5,000	4,559,450
FL DFC - Palm Bay Admy(e)	6.00%	5/15/2036	NR		2,000	1,347,120
FL DFC - Palm Bay Admy(e)	6.125%	5/15/2037	NR		1,855	1,249,101
FL DFC - Renaissance Chtr Sch	6.125%	6/15/2043	NR		3,000	2,597,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date		Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Other Revenue (continued)

FL DFC - Renaissance Chtr Sch	7.50%	6/15/2033		BB-	(a)	$6,000	$6,033,420
Florence Twn IDA - Legacy Trad Sch	6.00%	7/1/2043		BB		3,250	2,943,655
IA Fin Auth - Childserve	5.375%	6/1/2026		NR		1,795	1,650,538
IA Fin Auth - Childserve	5.50%	6/1/2031		NR		4,260	3,727,159
IA Fin Auth - Childserve	5.55%	6/1/2036		NR		5,960	5,048,597
IN Fin Auth - Drexel Foundation	6.625%	10/1/2029		BB-		750	735,210
IN Fin Auth - Drexel Foundation	7.00%	10/1/2039		BB-		1,250	1,215,012
Kansas City IDA - Derrick Thomas Sch†	5.875%	1/1/2037		NR		6,570	1,511,100
La Paz Co IDA - Imperial Regl Jail	7.80%	10/1/2039		NR		5,500	5,391,430
La Vernia Hi Ed - Amigos/Friends Life	6.25%	2/15/2026		NR		1,000	951,860
La Vernia Hi Ed - Amigos/Friends Life	6.375%	2/15/2037		NR		1,220	1,076,308
La Vernia Hi Ed - Cosmos Fndtn	7.125%	2/15/2038		BBB		6,515	7,290,155
La Vernia Hi Ed - Life Schools of Dallas	7.25%	8/15/2031		BBB-		4,750	5,266,990
Lombard PFC - Conf Ctr & Hotel	7.125%	1/1/2036		NR		8,500	5,773,455
Maverick Co PFC	6.25%	2/1/2024		NR		4,430	2,974,966
Maverick Co PFC	6.375%	2/1/2029		NR		1,640	1,029,412
MD EDC - Chesapeake Bay Hyatt	5.00%	12/1/2031		NR		15,200	8,360,000
MD EDC - Chesapeake Bay Hyatt	5.25%	12/1/2031		NR		3,000	1,650,000
MI Pub Ed - Bradford Admy†	6.50%	9/1/2037		D		5,500	3,135,000
MI Pub Ed - Bradford Admy	8.75%	9/1/2039		D		2,250	1,282,500
MI Pub Ed - Crescent Admy	7.00%	10/1/2036		NR		707	646,860
MI Pub Ed - Landmark Admy	6.625%	6/1/2030		BBB-		1,955	1,968,489
MI Pub Ed - Old Redford	5.875%	12/1/2030		BB		3,720	3,429,654
MI St Strategic Fd(f)	—	—	(g)	NR		5,000	500
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.125%	1/1/2025		NR		2,790	279,000
Middlesex Co Impt Auth - Heldrich Ctr(e)	6.25%	1/1/2037		NR		5,755	575,500
Milwaukee Redev - Admy of Learning(e)	5.65%	8/1/2037		NR		3,340	1,202,400
Mohave Co IDA - Mohave Prison	8.00%	5/1/2025		BBB+		10,250	11,654,250
North TX Edu Fin Corp - Uplift Education	4.875%	12/1/2032		BBB-		2,085	1,956,230
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2023		Ba1		635	629,114
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2036		Ba1		2,380	2,099,327
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2039		Ba1		4,610	3,979,629
Ohio St Pollution Ctl Rev	5.625%	3/1/2015		NR		2,965	297
Otero Co Jail	5.75%	4/1/2018		NR		1,955	1,861,004
Otero Co Jail	6.00%	4/1/2023		NR		1,350	1,183,856
Otero Co Jail	6.00%	4/1/2028		NR		1,925	1,540,674
Overland Pk Dev - Conv Ctr (AMBAC)	5.125%	1/1/2032		BB+		5,000	4,568,800
Palm Bay Ed - Patriot Charter Sch(e)	6.75%	7/1/2022		NR		1,460	511,000
Palm Bay Ed - Patriot Charter Sch(e)	7.00%	7/1/2036		NR		5,000	1,750,000
Palm Beach Co - G Star Sch of Arts	6.75%	5/15/2035		B+		2,455	2,186,349
Pima Co IDA - American Charter Sch	5.50%	7/1/2026		BB	(a)	5,000	4,497,550
Pima Co IDA - American Charter Sch	5.625%	7/1/2038		BB	(a)	12,270	9,707,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Other Revenue (continued)

Pima Co IDA - Horizon Learning Ctr	5.25%	6/1/2035	BBB	$10,000	$8,838,700
Plymouth Ed Ctr Charter Sch	5.375%	11/1/2030	BB-	1,475	1,224,781
Provo Charter Sch - Freedom Admy	5.50%	6/15/2037	NR	3,750	3,015,112
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2034	BBB	2,575	2,364,339
San Antonio Hotel & Conv Ctr AMT (AMBAC)	5.00%	7/15/2039	BBB	3,540	3,130,847
TX PFA - Cosmos Fndtn	5.375%	2/15/2037	BBB	3,410	3,298,152
Yonkers EDC - Charter Sch Ed Excellence	6.00%	10/15/2030	BB	1,300	1,295,775
Total					208,592,860

Special Tax 7.12%

Allentown Neighborhood Impt	5.00%	5/1/2032	Baa2	1,000	927,410
Allentown Neighborhood Impt	5.00%	5/1/2035	Baa2	1,200	1,091,496
Anne Arundel Co - Natl Business Pk	5.625%	7/1/2025	NR	1,000	1,040,420
Anne Arundel Co - Natl Business Pk	6.10%	7/1/2040	NR	2,250	2,340,180
Arborwood CDD(e)	5.10%	5/1/2014	NR	35	21,000
Arborwood CDD	5.10%	5/1/2014	NR	90	91,213
Arborwood CDD	5.35%	5/1/2036	NR	5,105	4,527,522
Arborwood CDD(e)	5.35%	5/1/2036	NR	1,320	792,000
Arborwood CDD(e)	5.50%	5/1/2036	NR	1,235	741,000
Aurora TIF - East River	6.50%	12/30/2023	NR	2,395	2,416,196
Aurora TIF - East River	6.75%	12/30/2027	NR	1,430	1,440,167
Baltimore Spl Oblig - East Baltimore Resrch	7.00%	9/1/2038	NR	3,500	3,649,975
Capital Region CDD - St Joe Company	7.00%	5/1/2039	NR	4,390	4,249,608
Compton Redev Agy	6.00%	8/1/2042	NR	4,750	4,574,155
Corona Norco Sch Dist PFA	5.00%	9/1/2023	BBB+	790	840,979
Corona Norco Sch Dist PFA	5.00%	9/1/2026	BBB+	625	633,081
Corona Norco Sch Dist PFA	5.00%	9/1/2027	BBB+	1,250	1,257,525
Corona Norco Sch Dist PFA	5.00%	9/1/2032	BBB+	1,190	1,178,528
Corona Norco Sch Dist PFA	5.00%	9/1/2035	BBB+	585	563,975
Durbin Crossing CDD	5.50%	5/1/2037	NR	5,400	4,767,390
Grandview IDA - Grandview Crossing(e)	5.75%	12/1/2028	NR	1,000	260,000
Hesperia Pub Fin Auth (XLCA)	5.00%	9/1/2031	NR	6,615	5,940,138
Houston Co Coop Dist - Country Crossing(e)	10.00%	5/1/2039	NR	11,325	1,812,000
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+	12,000	11,088,960
Lancaster Redev Agy	6.875%	8/1/2034	BBB	1,000	1,082,560
Lancaster Redev Agy	6.875%	8/1/2039	BBB	1,000	1,077,050
Magnolia West CDD(e)	5.35%	5/1/2037	NR	3,830	2,100,027
Mesquite Redev TIF	7.125%	6/1/2021	BBB+	1,000	1,007,210

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Special Tax (continued)

Mesquite Redev TIF	7.375%	6/1/2024	BBB+	$1,655	$1,666,569
Millsboro Spl Oblig - Plantation Lakes	5.45%	7/1/2036	NR	5,428	3,741,140
NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1	2,895	2,667,366
Orange Grove CDD(e)	5.30%	11/1/2021	NR	1,705	540,485
Plaza Met Dist #1	5.00%	12/1/2022	NR	500	516,670
Plaza Met Dist #1	5.00%	12/1/2040	NR	2,500	2,308,925
Poway USD PFA	5.00%	9/15/2024	BBB	500	531,550
Poway USD PFA	5.00%	9/15/2027	BBB	1,035	1,065,377
Poway USD PFA	5.00%	9/15/2032	BBB	995	967,837
Rancho Cordova CFD	5.00%	9/1/2027	NR	860	859,097
Rancho Cordova CFD	5.00%	9/1/2032	NR	1,260	1,238,908
Rancho Cordova CFD	5.00%	9/1/2037	NR	1,250	1,185,175
Rancho Cucamonga CFD - Etiwanda	5.375%	9/1/2036	NR	3,455	3,416,822
Riverside Co Redev Agy - Tax Alloc	6.50%	10/1/2040	A-	2,000	2,162,480
Riverside Co Tax Alloc - Jurupa (NPFGC)	4.75%	10/1/2035	A	9,000	8,234,640
San Francisco Redev - Mission Bay South	5.00%	8/1/2029	NR	1,300	1,310,777
San Francisco Redev - Mission Bay South	5.00%	8/1/2031	NR	1,140	1,128,133
San Jose Redev Agy (AMBAC)	5.00%	8/1/2022	BBB	565	583,413
San Jose Redev Agy (AMBAC)	5.00%	8/1/2023	BBB	100	102,158
San Jose Redev Agy (NPFGC)	4.90%	8/1/2033	A	960	906,835
San Jose Redev Agy (NPFGC)(FGIC)	5.00%	8/1/2024	A	1,010	1,035,149
San Jose Redev Agy (RADIAN)	4.50%	8/1/2035	BBB	1,100	970,882
San Jose Redev Agy (XLCA)	4.25%	8/1/2036	BBB	2,300	1,928,205
San Mateo CFD - Bay Meadows	5.00%	9/1/2042	NR	2,000	1,829,600
Sparks Loc Impt Dist	6.75%	9/1/2027	NR	1,000	1,019,000
Sparks Tourism Impt Dist†	6.75%	6/15/2028	B2	5,500	5,503,850
Stone Canyon CID(e)	5.70%	4/1/2022	NR	1,485	772,200
Tern Bay CDD(e)	5.375%	5/1/2037	NR	13,145	3,286,250
Village CDD #10	4.50%	5/1/2023	NR	1,575	1,511,890
Whispering Springs CDD(e)	5.20%	10/1/2021	NR	2,290	412,200
Total					114,915,348

Tax Revenue 1.98%

Coop Dist Ft Spanish - Hwy 181	9.00%	2/1/2029	NR	2,840	3,210,507
Gtr Wenatchee Regl Events Ctr	5.50%	9/1/2042	NR	3,150	2,859,822
NY UDC - PIT(b)	5.00%	12/15/2025	AAA	3,730	4,107,595
NY UDC - PIT(b)	5.00%	12/15/2026	AAA	5,420	5,968,677
NYC TFA - Future Tax	5.00%	11/1/2038	AAA	3,250	3,382,958
PR Corp Sales Tax	5.00%	8/1/2043	A+	2,265	1,482,646
PR Corp Sales Tax	5.25%	8/1/2041	A+	13,500	9,237,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue (continued)

PR Corp Sales Tax	5.375%	8/1/2039	A+		$2,000	$1,394,300
San Jose Redev Agy (NPFGC)	5.00%	8/1/2026	A		260	257,124
Total						31,901,004

Tobacco 12.84%

Buckeye Tobacco	5.125%	6/1/2024	B-		30,980	25,610,546
Buckeye Tobacco	5.75%	6/1/2034	B-		12,295	8,987,153
Buckeye Tobacco	5.875%	6/1/2030	B-		11,000	8,333,600
Buckeye Tobacco	5.875%	6/1/2047	B-		10,195	7,581,920
Buckeye Tobacco	6.25%	6/1/2037	B-		13,370	10,422,985
Childrens Trust Fund Tob Settlement	5.50%	5/15/2039	Baa3		390	331,574
Golden St Tobacco	4.50%	6/1/2027	B		15,775	13,292,173
Golden St Tobacco	5.00%	6/1/2033	B-		31,105	22,515,976
Golden St Tobacco	5.125%	6/1/2047	B-		5,500	3,726,800
Golden St Tobacco	5.30%	6/1/2037	B-		7,000	5,048,260
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	4,570	4,155,181
Inland Empire Tobacco	5.00%	6/1/2021	B	(a)	2,250	2,101,635
MI Tob Settlement	5.125%	6/1/2022	B-		1,050	875,144
MI Tob Settlement	5.25%	6/1/2022	B-		4,210	3,540,820
MI Tob Settlement	6.00%	6/1/2034	B-		11,000	8,295,540
Nthrn AK Tobacco	5.00%	6/1/2032	B2		5,000	3,643,550
Nthrn CA Tobacco	5.50%	6/1/2045	B-		5,265	3,732,148
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		10,120	7,252,498
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	2,400	2,123,112
Tobacco Settlement Auth IA	5.375%	6/1/2038	B+		6,000	4,490,280
Tobacco Settlement Auth IA	5.60%	6/1/2034	B+		8,260	6,826,725
Tobacco Settlement Auth IA	5.625%	6/1/2046	B+		240	178,445
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1		2,580	2,162,530
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2		8,990	6,390,362
Tobacco Settlement Fin Corp	5.00%	6/1/2029	B2		12,590	9,887,934
Tobacco Settlement Fin Corp	5.00%	6/1/2041	B2		35,125	24,815,813
Tobacco Settlement Fin Corp	5.00%	6/1/2047	B2		10,800	6,748,056
TSASC	5.00%	6/1/2034	B		625	483,513
TSASC	5.125%	6/1/2042	B-		5,000	3,685,550
Total						207,239,823

Transportation 5.60%

Broward CO Arpt Sys AMT	5.125%	10/1/2038	A+		2,835	2,832,789
Central TX Mobility Auth	5.00%	1/1/2043	Baa2		2,420	2,187,390
Delaware River Port Auth	5.00%	1/1/2034	A		3,000	3,085,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

E470 Pub Hwy Auth	Zero Coupon	9/1/2037	BBB	$5,000	$1,160,900
E470 Pub Hwy Auth (NPFGC)	Zero Coupon	9/1/2031	A	25,000	8,941,500
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2033	BBB-	5,000	1,609,200
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2034	BBB-	25,535	7,726,125
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2035	BBB-	3,445	981,756
Foothill / Eastern Corridor Toll Rd	Zero Coupon	1/15/2038	BBB-	1,000	237,560
Foothill / Eastern Corridor Toll Rd(c)	5.75%	1/15/2046	BBB-	1,000	965,960
Foothill / Eastern Corridor Toll Rd(c)	6.00%	1/15/2053	BBB-	2,500	2,401,975
Foothill / Eastern Corridor Toll Rd(c)	6.50%	1/15/2043	BB+	2,000	1,992,180
Met DC Airport AMT	5.00%	10/1/2043	AA-	2,500	2,484,475
Mid - Bay Bridge Auth	7.25%	10/1/2034	BBB-	7,500	8,247,675
MTA NY	5.00%	11/15/2025	A	5,000	5,435,700
MTA NY	5.00%	11/15/2038	A	5,000	5,046,250
MTA NY	5.00%	11/15/2038	A	5,250	5,298,562
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,700	2,986,254
Port Auth NY & NJ AMT	5.00%	12/1/2025	AA-	5,000	5,456,650
PR Hwy & Trans Auth (FGIC)	5.25%	7/1/2039	BBB	3,000	1,820,280
San Joaquin Hills Trsp Corridor	5.00%	1/1/2033	BB-	255	229,533
San Joaquin Hills Trsp Corridor (NPFGC)	Zero Coupon	1/15/2022	A	570	371,680
San Joaquin Hills Trsp Corridor (NPFGC)	5.25%	1/15/2030	A	1,425	1,275,375
San Joaquin Hills Trsp Corridor (NPFGC)	5.375%	1/15/2029	A	845	778,245
Susquehanna Area Regl Arpt AMT	6.50%	1/1/2038	Baa3	7,870	8,344,246
TX Tpk (AMBAC)	Zero Coupon	8/15/2031	A-	24,500	8,570,590
Total					90,468,350

Utilities 9.34%

Adelanto Util Sys	6.625%	7/1/2031	NR	11,000	11,505,120
Arborwood CDD	5.50%	5/1/2036	NR	615	556,403
Brazos River Auth - TXU AMT	5.00%	3/1/2041	CC	6,000	187,500
Brazos River Auth - TXU AMT	6.30%	7/1/2032	CC	2,000	62,500
Central Plains - Goldman Sachs	5.00%	9/1/2032	A-	12,000	11,799,120
Compton Water	6.00%	8/1/2039	NR	3,710	3,578,406
Detroit Water	5.00%	7/1/2036	BB-	3,000	2,645,760
Detroit Water	5.25%	7/1/2041	BB-	5,000	4,516,650
Guam Waterworks Auth	5.50%	7/1/2043	A-	2,500	2,404,850
IN Fin Auth - Ohio Vly Elec	5.00%	6/1/2039	BBB-	1,575	1,431,801

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)		Fair Value
Utilities (continued)

IN Muni Pwr	5.25%	1/1/2034	A+		$2,345		$2,448,250
Jefferson Co Sewer	6.50%	10/1/2053	BBB-		7,000		6,611,570
LA PFA - Cleco Pwr	4.25%	12/1/2038	BBB+		5,000		4,397,800
Lathrop Fin Auth	5.90%	6/1/2027	NR		2,375		2,381,270
Lathrop Fin Auth	6.00%	6/1/2035	NR		3,255		3,258,288
Long Island Power Auth	5.00%	9/1/2026	A-		3,500		3,688,195
Maricopa Co Poll Ctl - El Paso Elec	7.25%	2/1/2040	BBB		3,500		3,848,635
Moraine Ohio Solid Waste Disp AMT(e)	6.75%	7/1/2014	NR		525		53
MSR Energy Auth - Citi	6.50%	11/1/2039	A-		5,350		6,331,618
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3		730		670,198
NYC Muni Water(b)	5.00%	6/15/2029	AA+		11,000		11,951,170
NYC Muni Water(b)	5.125%	6/15/2030	AA+		1,000		1,086,470
Padre Dam Municipal Water Authority	5.25%	10/1/2034	AA	(a)	5,600		5,815,600
Pima Co IDA - Global Water AMT	5.60%	12/1/2022	NR		2,000		2,037,700
Pima Co IDA - Global Water AMT	5.75%	12/1/2032	NR		5,000		4,745,850
PR Aqueduct & Swr Auth	5.125%	7/1/2037	BB+		1,575		970,987
PR Aqueduct & Swr Auth	5.25%	7/1/2042	BB+		17,200		10,944,532
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+		10,865		7,313,449
PR Aqueduct & Swr Auth	6.00%	7/1/2047	BB+		2,075		1,393,279
PR Elec Pwr Auth	5.00%	7/1/2029	BBB		1,500		953,850
PR Elec Pwr Auth	6.75%	7/1/2036	BBB		2,585		1,861,433
Sabine River Auth - TXU AMT	6.45%	6/1/2021	CC		2,000		62,500
San Antonio Elec & Gas(b)	5.25%	2/1/2029	AA		19,375		21,065,023
San Antonio Elec & Gas(b)	5.25%	2/1/2031	AA		6,270		6,816,913
Western Genr Agy - Wauna Cogen AMT	5.00%	1/1/2016	NR		1,500		1,498,305
Total							150,841,048
Total Municipal Bonds (cost $1,806,351,445)							1,649,326,242

					Shares (000)
SHORT-TERM INVESTMENTS 0.51%

Money Market Mutual Fund 0.00%

Dreyfus Municipal Cash Management Plus (cost $797)					1	(i)	797

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

	Interest Rate#	Interest Rate Reset Date(d)	Final Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Variable Rate Demand Notes 0.51%

Corporate-Backed

Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	12/1/2039	A2	$6,250	$6,250,000
Port Arthur Nav Dist - Motiva	0.75%	1/2/2014	12/1/2039	A2	2,000	2,000,000

Total Variable Rate Demand Notes (cost $8,250,000)						8,250,000

Total Short-Term Investments (cost $8,250,797)						8,250,797

Total Investments in Securities 102.69% (cost $1,814,602,242)						1,657,577,039

Liabilities in Excess of Cash and Other Assets (h) (2.69%)						(43,349,417)

Net Assets 100.00%						$1,614,227,622

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2014	55	Short	$(6,767,578)	$123,658
U.S. Long Bond	March 2014	228	Short	(29,255,250)	667,734
Totals				$(36,022,828)	$791,392

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - HIGH YIELD MUNICIPAL BOND FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3		Total
Municipal Bonds	$—	$1,105,667,780	$—		$1,105,667,780
Corporate-Backed	—	181,091,690	3,132,864	(4)	184,224,554
Other Revenue	—	208,592,063	797	(4)	208,592,860
Utilities	—	150,840,995	53	(4)	150,841,048
Money Market Mutual Fund	797	—	—		797
Variable Rate Demand Notes	—	8,250,000	—		8,250,000
Total	$797	$1,654,442,528	$3,133,714		$1,657,577,039
Liabilities
Trust Certificates	$—	$(41,160,000)	$—		$(41,160,000)
Total	$—	$(41,160,000)	$—		$(41,160,000)
Other Financial Instruments
Futures Contracts
Assets	$791,392	$—	$—		$791,392
Total	$791,392	$—	$—		$791,392

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy.
(3)	There were no level transfers during the period ended December 31, 2013.
(4)	Municipal Bond categorized as Level 3 investment includes DFW Arpt - American Airlines / Escrow, MI St Strategic Fd, Moraine Ohio Solid Waste Disp AMT and Ohio St Pollution Ctl Rev.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Municipal Bonds
Balance as of October 1, 2013	$850
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Purchase	3,132,864
Sales	—
Net transfers in or out of Level 3	—
Balance as of December 31, 2013	$3,133,714

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 99.41%

Corporate-Backed 0.18%

CA Co Tobacco Sec - Sonoma Co	5.125%	6/1/2038	B-	$500	$368,775
Total					368,775

Education 7.71%

CA Ed Facs - Clg & Univ Fin Prog	5.00%	2/1/2037	Baa3	1,000	860,290
CA Ed Facs - Occidental Clg	5.00%	10/1/2036	Aa3	1,125	1,158,143
CA Fin Auth - Biola Univ	5.00%	10/1/2029	Baa1	330	326,786
CA Fin Auth - Biola Univ	5.80%	10/1/2028	Baa1	1,085	1,143,471
CA Fin Auth - Emerson Clg	5.75%	1/1/2033	BBB+	1,250	1,342,575
CA Fin Auth - Univ of San Diego	5.00%	10/1/2029	A2	2,225	2,340,611
CA Infra & Econ Dev - Pepperdine Univ	5.00%	11/1/2028	Aa3	1,000	1,048,230
CA Pub Wks - UC Irvine Campus	5.00%	6/1/2027	Aaa	1,250	1,483,412
CA State Univ Sys	5.00%	11/1/2037	Aa2	1,250	1,287,412
CA Stwde - Windrush Sch(e)	5.50%	7/1/2037	NR	1,250	13
Tustin Unified School District	6.00%	8/1/2036	AA	1,500	1,685,010
Univ of California(b)	5.75%	5/15/2031	AA	3,000	3,340,590
Total					16,016,543

General Obligation 21.38%

CA State GO	5.00%	9/1/2021	A1	1,000	1,159,680
CA State GO	5.00%	9/1/2029	A1	485	513,096
CA State GO	5.00%	2/1/2032	A1	2,000	2,082,140
CA State GO	5.00%	2/1/2033	A1	1,000	1,036,940
CA State GO	5.00%	11/1/2043	A1	1,000	1,012,330
CA State GO	5.25%	9/1/2024	A1	1,000	1,136,810
CA State GO	5.25%	10/1/2029	A1	1,500	1,604,820
CA State GO	5.25%	10/1/2032	A1	4,000	4,272,240
CA State GO	5.25%	4/1/2035	A1	3,000	3,163,920
CA State GO	5.50%	3/1/2040	A1	2,000	2,143,100
CA State GO	6.50%	4/1/2033	A1	3,500	4,136,755
Chabot/Las Positas CCD	5.00%	8/1/2022	Aa3	1,000	1,159,270
Colton Jt USD (AGM)	5.00%	8/1/2027	AA-	1,000	1,078,060
Grossmont UHSD	5.00%	8/1/2043	AA-	1,250	1,274,738
Guam GO	7.00%	11/15/2039	BB-	390	406,665
Kern HSD	5.00%	8/1/2021	Aa2	1,000	1,158,130
Los Angeles USD	5.00%	7/1/2029	Aa2	2,225	2,404,357
Los Angeles USD (FGIC)	5.00%	7/1/2030	Aa2	2,000	2,125,180
Montebello USD (AGM)	5.00%	8/1/2028	AA-	1,335	1,413,778
Mount Diablo USD	5.00%	8/1/2025	Aa3	1,000	1,116,580
Oakland USD	6.125%	8/1/2029	NR	1,000	1,058,110
Piedmont USD	5.00%	8/1/2033	AA	1,070	1,118,632
Piedmont USD	5.00%	8/1/2034	AA	1,200	1,250,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
General Obligation (continued)

PR Comwlth GO	5.50%	7/1/2031	BBB-		$3,000	$2,043,570
San Diego USD	5.00%	7/1/2027	AA-		2,000	2,225,180
Stockton USD (AGM)	5.00%	7/1/2025	AA-		1,060	1,146,008
West Contra Costa USD	6.00%	8/1/2027	Aa3		1,000	1,196,290
Total						44,436,659

Health Care 11.82%

Abag Fin Auth - Episcopal Senior	5.00%	7/1/2032	BBB+	(a)	1,060	1,000,142
Abag Fin Auth - Eskaton Pptys	5.00%	11/15/2035	BBB		1,000	906,120
Abag Fin Auth - Sharp Hlthcare	5.00%	8/1/2022	A+		100	111,132
CA Hlth - Catholic Hlthcare W	5.50%	7/1/2025	A		2,500	2,725,400
CA Hlth - Childrens Hsp Los Angeles	5.00%	11/15/2029	BBB+		1,000	991,300
CA Hlth - Childrens Hsp Orange Co	5.25%	11/1/2035	A-		2,000	2,042,260
CA Hlth - Providence Hlth	6.25%	10/1/2024	AA		1,025	1,182,747
CA Hlth - Rady Childrens Hsp	5.50%	8/15/2033	A1		2,000	2,126,220
CA Hlth - Sutter Hlth	5.50%	8/15/2026	AA-		2,000	2,234,100
CA Stwde - Episcopal Cmntys	5.00%	5/15/2020	A-	(a)	605	656,667
CA Stwde - Episcopal Cmntys	5.00%	5/15/2021	A-	(a)	505	547,268
CA Stwde - Episcopal Cmntys	5.00%	5/15/2024	A-	(a)	300	315,675
CA Stwde - So Cal Presbyterian	7.00%	11/15/2029	BBB-		1,000	1,098,810
CA Stwde - Terraces San Joaquin	6.00%	10/1/2042	NR		500	465,760
Palomar Hlth Care Dist COP	5.50%	11/1/2019	Baa3		520	542,272
PR Indl Tourist - Hsp Auxilio Mutuo	6.00%	7/1/2033	A-		1,000	929,560
San Buenaventura - Cmnty Mem Hlth	8.00%	12/1/2031	BB		2,000	2,285,140
Turlock Hlth - Emanuel Med Ctr COP	5.50%	10/15/2037	BB+		1,000	1,058,840
Upland COP - San Antonio Cmnty Hsp	6.00%	1/1/2026	A		2,000	2,257,280
Whittier Hlth Fac - Presbyterian Intercmnty Hsp	5.75%	6/1/2029	A+		1,000	1,091,720
Total						24,568,413

Housing 1.18%

CA Stwde - CHF-Irvine LLC	5.00%	5/15/2038	Baa2		1,000	946,090
CA Stwde - CHF-Irvine LLC	5.125%	5/15/2031	Baa2		1,500	1,504,920
Total						2,451,010

Lease Obligations 8.56%

CA Pub Wks - Dept Forestry & Fire	5.00%	11/1/2024	A2		1,550	1,669,738
CA Pub Wks - Judicial Council	5.00%	12/1/2028	A2		1,000	1,049,860
CA Pub Wks - State Prisons	5.75%	10/1/2031	A2		2,000	2,232,180
CA Pub Wks - Various Cap Proj	5.00%	4/1/2037	A2		1,000	995,840
CA Pub Wks - Various Cap Proj	5.375%	11/1/2022	A2		1,000	1,137,930
CA Pub Wks - Various Cap Proj	6.375%	11/1/2034	A2		2,000	2,296,840
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		1,000	780,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Lease Obligations (continued)

San Diego PFA - Master Lease	5.25%	9/1/2035	AA-		$1,220	$1,264,225
San Jose Fing Auth - Civic Ctr	5.00%	6/1/2027	AA		1,000	1,086,680
San Mateo Jt Pwrs Fin Auth	5.25%	7/15/2026	AA+		3,000	3,296,610
Santa Ana USD COP (AGM)	Zero Coupon	4/1/2019	AA-		2,295	1,980,975
Total						17,791,028

Other Revenue 3.59%

CA Fin Auth - Amern Heritage Fndtn	5.25%	6/1/2036	BB-		1,000	765,540
CA Fin Auth - High Tech†	6.00%	7/1/2028	BB	(a)	850	815,099
CA Fin Auth - OCEAA	6.75%	10/1/2028	NR		1,445	1,340,613
CA Infra & Econ Dev - Gladstone Inst	5.25%	10/1/2034	A-		2,000	2,027,740
CA Stwde - Huntington Pk	5.15%	7/1/2030	NR		500	412,485
CA Stwde - Huntington Pk	5.25%	7/1/2042	NR		775	603,834
Guam Privilege Tax	5.25%	1/1/2036	A		1,500	1,499,985
Total						7,465,296

Special Tax 7.18%

Corona Norco Sch Dist PFA	5.00%	9/1/2021	BBB+		350	380,797
Inglewood Redev Agy (AMBAC)	5.00%	5/1/2033	BBB+		1,535	1,418,463
Irvine Pub Facs & Infra Auth	4.50%	9/2/2025	BBB+		650	648,797
Lancaster Redev Agy	6.875%	8/1/2034	BBB		1,000	1,082,560
Norco Redev Agy - Proj #1	6.00%	3/1/2036	A		1,120	1,183,459
Poway USD PFA	5.00%	9/15/2024	BBB		280	297,668
Riverside Co Redev Agy - Tax Alloc	6.00%	10/1/2037	BBB		2,000	1,972,400
San Diego Redev Agy - No Pk Redev	7.00%	11/1/2039	A-		1,000	1,126,660
San Francisco Redev - Mission Bay North	6.75%	8/1/2033	A-		500	578,265
San Francisco Redev - Mission Bay North	6.75%	8/1/2041	A-		1,000	1,144,680
San Francisco Redev - Mission Bay South	6.625%	8/1/2039	BBB		1,500	1,605,135
San Mateo CFD - Bay Meadows	5.00%	9/1/2032	NR		600	582,252
Santa Cruz Redev Agy - Live Oak	6.625%	9/1/2029	A		500	557,750
Santa Cruz Redev Agy - Live Oak	7.00%	9/1/2036	A		500	565,200
Union City Redev Agy - Tax Alloc	6.875%	12/1/2033	A		1,500	1,778,490
Total						14,922,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Tax Revenue 3.43%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		$1,030	$1,057,367
PR Corp Sales Tax	5.25%	8/1/2041	A+		1,000	684,250
San Diego Co Regl Trsp Commn	5.00%	4/1/2025	AAA		1,895	2,166,705
San Joaquin Co Trsp Auth	5.75%	3/1/2028	AA		450	508,995
San Jose Spl Tax - Conv Ctr	6.125%	5/1/2031	A2		1,000	1,105,560
Sonoma Marin Area Rail Rmkt	5.00%	3/1/2029	AA		1,500	1,602,330
Total						7,125,207

Tobacco 7.28%

CA Co Tobacco Sec - LA Co	5.45%	6/1/2028	B2		1,000	897,510
Golden St Tobacco	4.50%	6/1/2027	B		875	737,284
Golden St Tobacco	5.00%	6/1/2033	B-		1,070	774,541
Golden St Tobacco	5.00%	6/1/2045	A2		3,000	2,819,310
Golden St Tobacco	5.125%	6/1/2047	B-		2,520	1,707,552
Golden St Tobacco	5.75%	6/1/2047	B-		1,000	741,840
Golden St Tobacco (FGIC)	5.00%	6/1/2035	A2		4,555	4,449,461
Inland Empire Tobacco	4.625%	6/1/2021	B	(a)	745	677,376
Inland Empire Tobacco	5.00%	6/1/2021	B	(a)	825	770,599
Sthrn CA Tobacco	5.00%	6/1/2037	BB+		2,175	1,558,714
Total						15,134,187

Transportation 10.03%

Alameda Corridor Trsp Auth	5.00%	10/1/2021	A-		800	926,448
Bay Area Toll Auth	0.76%#	4/1/2047	AA		1,000	1,000,990
Bay Area Toll Auth	5.00%	10/1/2033	A+		2,905	3,008,883
Foothill / Eastern Corridor Toll Rd (c)	5.75%	1/15/2046	BBB-		1,500	1,448,940
Foothill / Eastern Corridor Toll Rd	5.80%	1/15/2020	BBB-		2,000	2,027,840
Foothill / Eastern Corridor Toll Rd (c)	6.00%	1/15/2053	BBB-		2,500	2,401,975
Los Angeles Dept Arpts - LAX	5.00%	5/15/2035	AA		2,000	2,072,560
Los Angeles Dept Arpts - LAX AMT	5.00%	5/15/2021	AA		1,325	1,500,629
Port Oakland AMT	5.125%	5/1/2031	A+		1,250	1,270,875
San Diego Co Regl Arpt Auth AMT	5.00%	7/1/2022	A+		855	959,122
San Francisco Arpt	4.00%	5/1/2023	A+		1,010	1,078,831
San Francisco Arpt AMT	5.00%	5/1/2027	A+		1,430	1,494,035
San Jose Arpt AMT	6.25%	3/1/2034	A2		1,500	1,646,430
Total						20,837,558

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Utilities 17.07%

Adelanto Util Sys	6.625%	7/1/2031	NR		$1,000	$1,045,920
Burbank Water & Pwr Elec	5.00%	6/1/2023	AA-		1,000	1,121,260
CA Dept Wtr Res Wtr - Central Valley	5.00%	12/1/2026	AAA		2,000	2,209,820
Chino Basin Desalter Auth (AG)	5.00%	6/1/2027	AA-		2,000	2,141,600
Chula Vista IDR - San Diego G & E Rmkt	5.875%	1/1/2034	Aa3		1,000	1,076,660
Dublin San Ramon Svcs Dist Wtr	5.25%	8/1/2029	AA-	(a)	1,250	1,382,625
Guam Waterworks Auth	5.50%	7/1/2043	A-		500	480,970
Lathrop Fin Auth	6.00%	6/1/2035	NR		1,135	1,136,146
Long Beach Nat Gas - ML	1.591%#	11/15/2026	A-		1,000	808,510
Long Beach Nat Gas - ML	5.25%	11/15/2020	A-		1,505	1,645,101
Los Angeles DEWAP - Pwr Sys	5.00%	7/1/2026	AA-		2,000	2,235,740
MSR Energy Auth - Citi	7.00%	11/1/2034	A-		1,000	1,235,970
Northern CA Pwr - Geothermal #3	5.50%	7/1/2022	A1		1,985	2,263,376
Northern CA Pwr - Hydroelec #1 (AG)	5.00%	7/1/2024	AA-		1,770	1,936,203
Northern CA Pwr - Morgan Stanley	0.886%#	7/1/2027	A-		1,000	805,750
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+		2,100	1,413,552
Riverside Elec (AGM)	5.00%	10/1/2027	AA-		1,000	1,065,790
Rowland Water Dist COP	6.50%	12/1/2035	AA-		1,500	1,693,125
Sacramento Co Santn Dist (NPFGC)	5.25%	12/1/2023	AA		1,500	1,792,935
Sacramento MUD	5.00%	8/15/2026	AA-		1,500	1,670,535
Santa Maria Wtr & Wastewtr	5.00%	2/1/2027	A		2,000	2,105,780
Santa Rosa Wastewtr	5.00%	9/1/2025	AA-		1,000	1,123,010
Southern CA Pub Pwr Auth - Nat Gas	5.00%	11/1/2033	A-		2,000	1,936,320
Southern CA Pub Pwr Auth - So Transmn	5.00%	7/1/2020	AA-		1,000	1,138,630
Total						35,465,328
Total Municipal Bonds (cost $203,094,106)						206,582,580

Investments	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus General CA Municipal (cost $26)	—	(i)	26

Total Investments in Securities 99.41% (cost $203,094,132)			206,582,606

Cash and Other Assets in Excess of Liabilities(h) 0.59%			1,233,554

Net Assets 100.00%			$207,816,160

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	March 2014	14	Short	$(1,796,375)	$31,500

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - CALIFORNIA TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Municipal Bonds	$—	$206,582,580	$—	$206,582,580
Money Market Mutual Fund	26	—	—	26
Total	$26	$206,582,580	$—	$206,582,606
Liabilities
Trust Certificates	$—	$(1,500,000)	$—	$(1,500,000)
Total	$—	$(1,500,000)	$—	$(1,500,000)
Other Financial Instruments
Futures Contracts
Assets	$31,500	$—	$—	$31,500
Total	$31,500	$—	$—	$31,500

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 97.01%

Corporate-Backed 3.82%

NJ EDA - Continental Airlines AMT	5.25%	9/15/2029	B	$2,000	$1,825,900
NJ EDA - Continental Airlines AMT	5.50%	4/1/2028	B	320	296,701
NJ EDA - Continental Airlines AMT	5.50%	6/1/2033	B	350	319,966
NJ EDA - Glimcher Pptys AMT	6.00%	11/1/2028	NR	1,085	1,045,734
Total					3,488,301

Education 10.87%

NJ Ed Fac - Clg of NJ	5.00%	7/1/2038	A	500	510,605
NJ Ed Facs - Kean Univ	5.25%	9/1/2029	A2	500	530,535
NJ Ed Facs - Rowan Univ	5.00%	7/1/2022	A+	425	465,490
NJ Ed Facs - Seton Hall Univ	5.00%	7/1/2038	A	1,000	1,025,820
NJ Ed Facs - Seton Hall Univ	6.00%	7/1/2028	A	2,450	2,765,045
NJ EDA - Rutgers State Univ	5.00%	6/15/2038	AA-	500	524,145
NJ Higher Ed Assistance Auth	5.00%	12/1/2021	AA	1,000	1,056,730
NJ Higher Ed Assistance Auth AMT	4.125%	12/1/2024	AA	1,250	1,224,675
NJ Inst of Tech	5.00%	7/1/2032	A+	500	521,050
Rutgers State Univ	5.00%	5/1/2031	AA-	1,250	1,310,513
Total					9,934,608

General Obligation 9.50%

Atlantic City Brd Ed (AGM)	5.00%	4/1/2022	AA-	1,000	1,083,220
Guam GO	7.00%	11/15/2039	BB-	140	145,982
Hudson Co Impt Auth - Solid Waste GTD	5.75%	1/1/2035	Aa3	1,840	2,003,981
Monroe Twp Brd Ed	5.00%	8/1/2025	AA-	840	933,962
New Brunswick GO	5.00%	10/1/2023	AA-	1,000	1,097,550
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR	995	698,003
PR Comwlth GO	5.375%	7/1/2030	BBB-	1,000	684,970
Rahway GO (AGM)	4.125%	12/15/2026	A1	5	5,078
Union Co Util Auth - Covanta GTD AMT	4.75%	12/1/2031	AA+	1,000	974,300
Woodbridge Twp Sewer Utility	4.00%	7/1/2024	AA-	1,020	1,052,008
Total					8,679,054

Health Care 15.77%

NJ EDA - Seashore Gardens	5.375%	11/1/2036	NR	1,000	840,970
NJ Hlth - AHS Hsp Corp	6.00%	7/1/2037	A+	650	719,647
NJ Hlth - Barnabas Hlth	5.00%	7/1/2023	BBB+	1,605	1,715,954
NJ Hlth - Barnabas Hlth	5.625%	7/1/2032	BBB+	925	957,227
NJ Hlth - Barnabas Hlth	5.625%	7/1/2037	BBB+	875	890,216
NJ Hlth - Catholic Hlth E	4.75%	11/15/2029	AA-	625	629,694
NJ Hlth - Chilton Mem Hsp	5.75%	7/1/2039	BBB+	2,000	2,067,300
NJ Hlth - Kennedy Hlth Sys	5.00%	7/1/2042	A3	500	482,340

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Health Care (continued)

NJ Hlth - Robert Wood Hsp	5.25%	7/1/2028	A	$500	$532,670
NJ Hlth - St Josephs Hlth	6.625%	7/1/2038	BBB-	1,000	1,007,870
NJ Hlth - St Lukes Warren Hsp	5.00%	8/15/2031	A3	1,000	1,026,050
NJ Hlth - Virtua Hlth	5.75%	7/1/2033	A+	2,000	2,121,320
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2025	AA+	415	416,295
PR Indl Tourist - Ascension Hlth	6.125%	11/15/2030	AA+	1,000	1,003,030
Total					14,410,583

Housing 1.12%

NJ EDA - Montclair St Std Hsg	5.875%	6/1/2042	Baa3	1,000	1,028,090

Lease Obligations 21.75%

Essex Co Impt Auth - Newark	6.25%	11/1/2030	Baa1	1,250	1,311,275
Newark Hsg - Police Fac (AG)	6.75%	12/1/2038	A3	750	857,873
NJ EDA - Goethals Brdg	5.375%	1/1/2043	BBB-	1,000	972,100
NJ EDA - Sch Facs	5.00%	3/1/2022	A+	1,000	1,125,180
NJ EDA - Sch Facs	5.00%	9/1/2033	A+	1,020	1,035,575
NJ EDA - Sch Facs	5.00%	3/1/2035	A+	1,000	1,020,350
NJ EDA - Sch Facs	5.25%	9/1/2026	A+	755	825,434
NJ EDA - Sch Facs	5.50%	12/15/2029	A+	1,275	1,370,242
NJ EDA - Seeing Eye	5.00%	6/1/2032	A	1,000	1,007,460
NJ Hlth - Hsp Asset Trans	5.00%	10/1/2028	A+	1,700	1,805,740
NJ Hlth - Hsp Asset Trans	5.75%	10/1/2031	A+	1,425	1,570,008
NJ State COP - Equip Lease COP	5.25%	6/15/2029	A+	1,000	1,057,050
NJ Trans Trust Fund	Zero Coupon	12/15/2031	A+	2,000	750,280
NJ Trans Trust Fund	Zero Coupon	12/15/2038	A+	2,000	455,580
NJ Trans Trust Fund	5.00%	6/15/2022	A+	1,000	1,122,780
NJ Trans Trust Fund TCRS (AMBAC)	5.25%	12/15/2022	A+	1,000	1,142,420
North Hudson Sewerage Auth	5.00%	6/1/2028	A-	1,000	1,060,470
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR	1,000	610,080
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-	1,000	780,150
Total					19,880,047

Other Revenue 1.24%

Guam Privilege Tax	5.25%	1/1/2036	A	1,000	999,990
Middlesex Co Impt Auth - Heldrich Ctr (e)	6.25%	1/1/2037	NR	1,300	130,000
Total					1,129,990

Special Tax 0.81%

NJ EDA - Kapkowski Rd Landfill	6.50%	4/1/2028	Ba2	675	739,564

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Tax Revenue 7.10%

Garden St Preservation Trust (AGM)	5.75%	11/1/2028	AAA	$2,055	$2,463,739
Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+	375	384,964
NJ EDA - Cigarette Tax	4.25%	6/15/2027	BBB+	500	466,610
NJ EDA - Cigarette Tax	5.00%	6/15/2024	BBB+	1,000	1,046,210
NJ EDA - Cigarette Tax	5.00%	6/15/2025	BBB+	140	144,669
PR Corp Sales Tax	5.00%	8/1/2035	A+	1,000	681,680
PR Corp Sales Tax	5.25%	8/1/2027	A+	1,020	804,545
Virgin Islands PFA - Matching Fund	5.25%	10/1/2029	Baa2	500	498,895
Total					6,491,312

Tobacco 5.84%

NJ EDA - Cigarette Tax	5.00%	6/15/2026	BBB+	1,520	1,552,497
Tobacco Settlement Fin Corp	4.50%	6/1/2023	B1	1,000	923,090
Tobacco Settlement Fin Corp	4.625%	6/1/2026	B1	735	616,070
Tobacco Settlement Fin Corp	4.75%	6/1/2034	B2	3,155	2,242,669
Total					5,334,326

Transportation 13.54%

Delaware River & Bay Auth	5.00%	1/1/2042	A1	1,000	1,025,460
Delaware River Port Auth	5.00%	1/1/2022	BBB	1,040	1,118,593
Delaware River Port Auth	5.00%	1/1/2034	A	505	519,392
Hudson Co Impt - Harrison Pkg GTD (AG)	5.125%	1/1/2031	AA-	1,000	1,048,630
NJ Tpk Auth	5.00%	1/1/2028	A+	1,000	1,070,960
NJ Tpk Auth (AGM)	5.25%	1/1/2028	AA-	1,000	1,115,830
NJ Trans Trust Fund	6.00%	6/15/2035	A+	2,000	2,212,040
Port Auth NY & NJ	4.75%	11/1/2036	AA-	1,000	1,012,140
Port Auth NY & NJ	5.00%	12/1/2025	AA-	1,000	1,119,540
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,000	1,041,210
Port Auth NY & NJ AMT	5.75%	11/1/2030	AA-	1,000	1,087,330
Total					12,371,125

Utilities 5.65%

Essex Co Utils Auth Solid Waste (AG)	5.00%	4/1/2020	Aa2	1,000	1,103,850
NJ EDA - UMM Energy AMT	4.75%	6/15/2032	Baa3	1,000	918,080
NJ Env Infra Trust	5.00%	9/1/2021	AAA	1,495	1,753,815
Passaic Valley Swr Sys (NPFGC)	2.50%	12/1/2032	A2	525	350,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)		Fair Value
Utilities (continued)

Salem Co Poll Ctl - Atlantic City Elec	4.875%	6/1/2029	A	1,000		$1,034,120
Total						5,160,675
Total Municipal Bonds (cost $91,246,115)						88,647,675

				Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NJ Municipal Cash Management (cost $6)				—	(i)	6

Total Investments in Securities 97.01% (cost $91,246,121)						88,647,681

Cash and Other Assets in Excess of Liabilities(h) 2.99%						2,731,512

Net Assets 100.00%						$91,379,193

Open Futures Contracts at December 31, 2013:
Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2014	3	Short	$(369,141)	$6,745
U.S. Long Bond	March 2014	19	Short	(2,437,938)	$55,640
Totals				$(2,807,078)	$62,385

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW JERSEY TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$88,647,675	$—	$88,647,675
Money Market Mutual Fund	6	—	—	6
Total	$6	$88,647,675	$—	$88,647,681
Other Financial Instruments
Futures Contracts
Assets	$62,385	$—	$—	$62,385
Total	$62,385	$—	$—	$62,385

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
MUNICIPAL BONDS 100.22%

Corporate-Backed 7.65%

Broome Co IDA - University Plaza (ACA)	5.10%	8/1/2036	NR	$500	$435,815
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2030	NR	750	683,843
Broome Co IDA - University Plaza (ACA)	5.20%	8/1/2036	NR	1,000	883,740
Liberty Dev Corp - Goldman Sachs	5.25%	10/1/2035	A-	1,750	1,816,920
Niagara Area Dev Corp - Covanta	4.00%	11/1/2024	Ba2	500	457,010
Niagara Area Dev Corp - Covanta AMT	5.25%	11/1/2042	Ba2	500	433,530
NY Liberty Dev Corp - 7 WTC	5.00%	9/15/2040	Aaa	2,000	2,062,280
NY Liberty Dev Corp - B of A Tower	5.625%	7/15/2047	AA	1,600	1,682,944
NYC Cap Res - Arthur Mgmt	7.00%	8/1/2025	NR	1,435	1,476,629
NYC IDA - British Airways AMT	5.25%	12/1/2032	BB	2,265	2,022,600
NYC IDA - InterActive Corp	5.00%	9/1/2035	BBB	1,315	1,287,661
NYC IDA - Jetblue AMT	5.125%	5/15/2030	B	2,350	2,042,244
NYC IDA - TRIPS AMT	5.00%	7/1/2028	BBB-	1,750	1,633,555
NYC IDA - Yankee Stadium (FGIC)	4.50%	3/1/2039	BBB	495	460,434
Syracuse IDA - Carousel Ctr AMT (XLCA)	5.00%	1/1/2036	BBB-	5,000	4,831,750
Total					22,210,955

Education 13.29%

Buffalo & Erie IDC - Buffalo State College	5.75%	10/1/2026	A+	1,350	1,519,641
Cattaraugus Co IDA - St Bonaventure Univ	5.00%	5/1/2023	BBB-	500	508,390
Cattaraugus Co IDA - St Bonaventure Univ	5.10%	5/1/2031	BBB-	1,075	1,074,925
Dutchess Co LDC - Anderson Ctr	6.00%	10/1/2030	BB+	1,000	975,180
Monroe Co IDC - Univ of Rochester	5.00%	7/1/2036	AA-	3,500	3,623,795
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2035	BBB+	500	480,940
Niagara Area Dev Corp - Niagara Univ	5.00%	5/1/2042	BBB+	1,200	1,114,284
NY Dorm - Brooklyn Law School	5.00%	7/1/2024	BBB+	1,000	1,063,210
NY Dorm - Cornell Univ	5.00%	7/1/2040	Aa1	1,250	1,303,438
NY Dorm - Fordham University	5.25%	7/1/2031	A	2,275	2,421,055
NY Dorm - Long Island Univ	5.00%	9/1/2026	BBB-	1,000	1,016,090
NY Dorm - NYU	5.25%	7/1/2034	AA-	5,500	6,008,200
NY Dorm - Pace Univ	4.00%	5/1/2022	BBB-	500	493,015
NY Dorm - Pace Univ	5.00%	5/1/2023	BBB-	500	522,315
NY Dorm - Rockefeller Univ	5.00%	7/1/2038	AA+	2,155	2,280,249
NY Dorm - SUNY	5.00%	7/1/2035	Aa2	1,750	1,822,082
NY Dorm - Teachers Clg	5.375%	3/1/2029	A1	1,025	1,074,897
NYC IDA - Polytechnic Univ (ACA)	5.25%	11/1/2037	BBB-	4,295	4,349,461
NYC IDA - Vaughn Clg	5.00%	12/1/2031	BB	1,510	1,333,481
Onondaga CDC - Upstate Prop Dev	5.50%	12/1/2031	A+	1,000	1,052,250
Onondaga Co Cultural - Syracuse Univ	5.00%	12/1/2036	AA-	500	516,805
Onondage Co Cultural - Syracuse Univ	5.00%	12/1/2038	AA-	1,210	1,250,075
St Lawrence IDA - Clarkson Univ	6.00%	9/1/2034	A3	1,575	1,711,552

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Education (continued)

Yonkers IDA - Sarah Lawrence Clg	6.00%	6/1/2029	BBB		$1,000	$1,069,700
Total						38,585,030

General Obligation 7.72%

Guam GO	7.00%	11/15/2039	BB-		280	291,964
Northern Mariana Islands Comwlth	5.00%	10/1/2033	NR		1,990	1,396,005
NYC GO	5.00%	8/1/2021	AA		1,070	1,217,392
NYC GO	5.00%	8/1/2022	AA		1,200	1,375,416
NYC GO	5.00%	8/1/2022	AA		2,000	2,292,360
NYC GO	5.00%	8/1/2023	AA		2,405	2,713,970
NYC GO	5.00%	10/1/2024	AA		1,500	1,665,360
NYC GO	5.00%	8/1/2025	AA		2,500	2,769,875
NYC GO	5.00%	8/1/2026	AA		1,500	1,647,945
NYC GO	5.00%	8/1/2027	AA		1,410	1,534,983
NYC GO	5.00%	10/1/2034	AA		1,500	1,565,745
NYC GO	5.00%	3/1/2037	AA		1,500	1,551,150
PR Comwlth GO	5.375%	7/1/2030	BBB-		3,500	2,397,395
Total						22,419,560

Health Care 11.18%

Albany IDA - St Peters Hsp	5.25%	11/15/2027	A		1,500	1,548,465
Albany IDA - St Peters Hsp	5.50%	11/15/2027	A		1,000	1,041,110
Chautauqua Co - Woman’s Christian Assn	8.00%	11/15/2030	NR		1,000	1,036,060
East Rochester Hsg - Woodland Vlg	5.50%	8/1/2033	NR		1,700	1,586,134
Genesee Co IDA - United Mem Med Ctr	5.00%	12/1/2032	NR		1,000	871,440
Madison Co IDA - Oneida Hlth	5.25%	2/1/2027	BBB-		750	724,523
Madison Co IDA - Oneida Hlth	5.50%	2/1/2032	BBB-		750	698,775
Nassau Co LEAC - S Nassau Cmntys Hsp	5.00%	7/1/2027	A3		1,000	1,029,960
Nassau Co LEAC - Winthrop Univ Hsp	5.00%	7/1/2032	Baa1		2,000	1,932,100
NY Dorm - Catholic Hlth	5.00%	7/1/2032	BBB+		500	501,025
NY Dorm - Miriam Osborn Mem Home	5.00%	7/1/2042	A-	(a)	750	750,353
NY Dorm - Mt Sinai Hsp	5.00%	7/1/2026	A2		2,000	2,106,260
NY Dorm - North Shore LI Jewish	5.00%	5/1/2022	A-		1,215	1,340,801
NY Dorm - North Shore LI Jewish	5.25%	5/1/2034	A-		1,000	1,057,120
NY Dorm - NYU Hsps Ctr	5.75%	7/1/2031	A-		1,500	1,628,145
NY Dorm - Orange Regl Med	6.125%	12/1/2029	Ba1		2,000	1,966,980
NY Dorm - United Cerebral Palsy (AMBAC)	5.75%	7/1/2018	NR		1,000	1,000,480
NYC Hlth & Hsp Corp	5.00%	2/15/2021	Aa3		1,000	1,132,620
NYC Hlth & Hsp Corp	5.00%	2/15/2025	Aa3		1,000	1,063,710
NYC Hlth & Hsp Corp	5.50%	2/15/2023	Aa3		1,090	1,196,765
Onondaga CDC - St Josephs Hsp	5.00%	7/1/2042	BB+		1,000	855,810
Suffolk Co EDC - Catholic Hlth Long Island	5.00%	7/1/2028	BBB+		1,000	1,006,820
Suffolk Co IDA - Eastern LI Hsp Assn†	5.375%	1/1/2027	NR		1,105	1,022,633

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Health Care (continued)

Suffolk Co IDA - Eastern LI Hsp Assn†	5.50%	1/1/2037	NR		$1,000	$878,270
Ulster Co IDA - Kingston Lvg Ctr	6.00%	9/15/2027	NR		3,000	2,347,560
Westchester Co Hlth Care	6.00%	11/1/2030	A3		850	932,458
Westchester Co LDC - Kendal Hudson	5.00%	1/1/2034	BBB	(a)	1,250	1,211,600
Total						32,467,977

Housing 0.79%

NY Mtg Agy - Homeowner Mtg AMT	4.875%	10/1/2030	Aa1		2,255	2,297,056

Lease Obligations 10.52%

Erie Co IDA - Buffalo Sch Dist	5.00%	5/1/2023	AA-		1,025	1,146,627
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2030	AA-		2,575	2,752,057
Erie Co IDA - Buffalo Sch Dist	5.25%	5/1/2032	AA-		1,000	1,057,770
Monroe Co IDA - Rochester Schools	5.00%	5/1/2021	AA-		2,500	2,835,075
NY Dorm - Court Facs	Zero Coupon	8/1/2021	AA+		3,265	2,711,321
NY Dorm - Master BOCES	5.50%	8/15/2026	Aa3		1,560	1,728,308
NY Dorm - NY Downtown Hospital	5.00%	2/15/2022	AA-		1,000	1,121,030
NY Dorm - Oneida	5.25%	8/15/2028	Aa3		3,375	3,652,594
NY Dorm - State Univ - Third Resolution	5.00%	5/15/2026	AA-		2,840	3,113,918
NY Liberty Dev Corp - 4 WTC	5.00%	11/15/2031	A+		1,000	1,040,160
NY UDC - PIT	5.00%	3/15/2035	AAA		1,500	1,574,340
NYC TFA - Bldg Aid	5.00%	7/15/2022	AA-		2,150	2,454,827
NYC TFA - Bldg Aid	5.00%	7/15/2025	AA-		1,500	1,655,295
NYC TFA - Bldg Aid	5.00%	7/15/2027	AA-		1,425	1,542,776
PR Infra Fin Auth - Mepsi Campus	6.50%	10/1/2037	NR		1,000	610,080
PR Pub Bldg Auth GTD	6.50%	7/1/2030	BBB-		2,000	1,560,300
Total						30,556,478

Other Revenue 7.64%

Brooklyn Arena LDC - Barclays Ctr	6.25%	7/15/2040	BBB-		3,000	3,153,360
Build NYC Res Corp - YMCA	5.00%	8/1/2042	A-		1,265	1,240,434
NY Dorm - NYSARC Inc	5.125%	7/1/2030	Aa3		2,000	2,092,520
NY Dorm - SUNY	5.00%	7/1/2037	Aa2		1,000	1,035,690
NYC Cultural - Museum Modern Art	5.00%	4/1/2031	AA		4,500	4,855,185
NYC Cultural - Whitney Museum	5.00%	7/1/2031	A		2,000	2,072,700
NYC Cultural - Wildlife Conservation Society	5.00%	8/1/2033	AA-		2,000	2,104,020
NYS Muni Bd Bk - Lease	5.00%	12/1/2022	AA-		1,430	1,649,548
Utility Debt Sec Auth - LIPA	5.00%	12/15/2041	AAA		2,750	2,888,517
Yonkers EDC - Charter Sch Ed Excellence	6.25%	10/15/2040	BB		1,100	1,089,990
Total						22,181,964

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Fair Value
Special Tax 0.66%

NYC IDA - Queens Stadium (AMBAC)	5.00%	1/1/2031	Ba1		$2,075	$1,911,843

Tax Revenue 13.11%

Guam Ltd Oblig - Section 30 Landfill	5.75%	12/1/2034	BBB+		755	775,060
Hudson Yards	5.75%	2/15/2047	A		2,650	2,811,570
MTA NY - Dedicated Tax	5.00%	11/15/2022	AA		1,010	1,166,924
MTA NY - Dedicated Tax	5.00%	11/15/2034	AA		2,000	2,072,760
NY Dorm - PIT	5.00%	12/15/2025	AAA		2,740	3,068,800
NY Dorm - Sales Tax	5.00%	3/15/2038	AAA		1,000	1,046,470
NY Twy Auth - PIT	5.00%	3/15/2023	AAA		2,025	2,289,343
NY UDC - PIT(b)	5.00%	12/15/2025	AAA		3,290	3,624,976
NY UDC - PIT(b)	5.00%	12/15/2026	AAA		4,790	5,277,701
NY UDC - PIT	5.00%	12/15/2028	AAA		3,500	3,802,470
NYC TFA - Future Tax	4.00%	11/1/2022	AAA		1,000	1,085,840
NYC TFA - Future Tax	5.00%	11/1/2021	AAA		2,000	2,329,900
NYC TFA - Future Tax	5.00%	11/1/2023	AAA		1,000	1,148,090
NYC TFA - Future Tax	5.00%	2/1/2027	AAA		1,500	1,627,080
NYC TFA - Future Tax	5.00%	5/1/2034	AAA		2,500	2,650,550
NYC TFA - Future Tax	5.00%	11/1/2038	AAA		1,750	1,821,593
PR Corp Sales Tax	5.75%	8/1/2037	A+		2,000	1,483,960
Total						38,083,087

Tobacco 3.44%

Suffolk Tobacco Asset Sec Corp	5.00%	6/1/2032	A-		1,335	1,295,858
Suffolk Tobacco Asset Sec Corp	5.25%	6/1/2037	BBB+		1,145	1,111,910
Suffolk Tobacco Asset Sec Corp	5.375%	6/1/2028	BBB-	(a)	1,745	1,543,679
Suffolk Tobacco Asset Sec Corp	6.00%	6/1/2048	BB-	(a)	2,350	1,778,057
TSASC	5.00%	6/1/2026	B+		2,250	1,981,237
TSASC	5.125%	6/1/2042	B-		3,100	2,285,041
Total						9,995,782

Transportation 13.52%

MTA NY	5.00%	11/15/2023	A		2,455	2,733,299
MTA NY	5.00%	11/15/2023	A		1,000	1,112,870
MTA NY	5.00%	11/15/2023	A		1,395	1,537,611
MTA NY	5.00%	11/15/2028	A		1,000	1,058,620
MTA NY	5.00%	11/15/2031	A		2,500	2,550,500
MTA NY	5.00%	11/15/2038	A		2,500	2,523,125
MTA NY	5.25%	11/15/2029	A		1,000	1,083,150
NY Bridge Auth	4.00%	1/1/2027	AA-		3,250	3,310,092
NY Twy Auth	5.00%	1/1/2028	A		2,000	2,128,520
NY Twy Auth - Hwy & Brdg	5.00%	4/1/2028	AA		2,000	2,143,320

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Fair Value
Transportation (continued)

NYC IDA - Terminal One Group AMT	5.50%	1/1/2021	A3	$1,250	$1,323,962
NYC IDA - Terminal One Group AMT	5.50%	1/1/2024	A3	2,000	2,106,380
Port Auth NY & NJ	4.00%	12/1/2022	AA-	2,060	2,213,532
Port Auth NY & NJ	5.00%	12/1/2038	AA-	1,500	1,561,815
Port Auth NY & NJ AMT	5.00%	9/15/2024	AA-	1,000	1,083,350
Port Auth NY & NJ AMT	5.00%	10/15/2024	AA-	1,250	1,361,500
Port Auth NY & NJ AMT	5.00%	10/1/2033	AA-	1,525	1,557,925
Port Auth NY & NJ AMT	5.00%	10/15/2041	AA-	1,250	1,252,300
Triborough Brdg & Tunl Auth	4.75%	11/15/2030	AA-	2,500	2,604,650
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	A+	2,525	2,863,729
Triborough Brdg & Tunl Auth	5.00%	11/15/2023	AA-	1,000	1,158,450
Total					39,268,700

Utilities 10.70%

Long Island Power Auth	5.00%	9/1/2025	A-	1,000	1,077,790
Long Island Power Auth	5.00%	5/1/2038	A-	1,880	1,887,877
Long Island Power Auth	5.50%	4/1/2024	A-	2,215	2,406,376
NY Energy - Brooklyn Union Gas RIBs AMT	6.952%	7/1/2026	A3	8,000	8,023,440
NY Env Facs - Clean Wtr & Drinking	4.75%	6/15/2032	AAA	3,500	3,603,950
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2029	AAA	2,000	2,193,100
NY Env Facs - Clean Wtr & Drinking	5.00%	6/15/2036	AAA	1,250	1,322,388
NYC Muni Water	5.00%	6/15/2029	AA+	2,000	2,178,180
NYC Muni Water	5.00%	6/15/2034	AA+	3,525	3,700,580
NYC Muni Water	5.00%	6/15/2035	AA+	1,250	1,313,375
PR Aqueduct & Swr Auth	5.75%	7/1/2037	BB+	2,600	1,750,112
PR Elec Pwr Auth	5.75%	7/1/2036	BBB	2,500	1,607,725
Total					31,064,893
Total Municipal Bonds (cost $298,173,844)					291,043,325

Investments	Shares (000)
SHORT-TERM INVESTMENT 0.00%

Money Market Mutual Fund

Dreyfus NY Municipal Cash Management (cost $331)	—	(i)	331

Total Investments in Securities 100.22% (cost $298,174,175)			291,043,656

Liabilities in Excess of Cash and Other Assets(h) (0.22%)			(634,621)

Net Assets 100.00%			$290,409,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

Open Futures Contracts at December 31, 2013:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. Long Bond	March 2014	45	Short	$(5,774,063)	$131,792

Note: See Footnotes to Schedule of Investments on page 87 of this report.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME FUND, INC. - NEW YORK TAX FREE FUND December 31, 2013

The following is a summary of the inputs used as of December 31, 2013 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$291,043,325	$—	$291,043,325
Money Market Mutual Fund	331	—	—	331
Total	$331	$291,043,325	$—	$291,043,656
Liabilities
Trust Certificates		(4,030,000)		(4,030,000)
Total		(4,030,000)		(4,030,000)
Other Financial Instruments
Futures Contracts
Assets	$131,792	$—	$—	$131,792
Total	$131,792	$—	$—	$131,792

(1)	Refer to note 2(f) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no level transfers during the period ended December 31, 2013.

See Notes to Schedule of Investments.

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
CR	Custodial Receipt.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at December 31, 2013.
TCRS	Transferable Custodial Receipts.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate shown is the rate in effect at December 31, 2013.
~	Deferred interest debentures pay no interest for a stipulated number of years, after which they pay a predetermined interest rate.
(a)	This investment has been rated by Fitch IBCA.
(b)	Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2(e) for details of Municipal Bonds Held in Trust.
(c)	Securities purchased on a when-issued basis (See Note 2(d)).
(d)	The interest rate reset date shown represents the date in which the Fund has the right to sell a Variable Rate Demand Note back to the issuer for Principal Amount.
(e)	Defaulted security.
(f)	Stub Rights issued in connection with a plan of reorganization.
(g)	Security is perpetual and has no stated maturity date.
(h)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on open futures contracts.
(i)	Amount represents less than 1,000 shares.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
AGM	Assured Guaranty Municipal Corporation
BHAC	Berkshire Hathaway Assurance Corporation
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
SIFMA	Securities Industry and Financial Markets Association
VA	Department of Veterans Affairs
XLCA	XL Capital Assurance, Inc.

See Notes to Financial Statements.

Notes to Financial Statements

1. ORGANIZATION

Lord Abbett Municipal Income Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Company was organized as a Maryland corporation on December 27, 1983.

The Company consists of the following eight portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Lord Abbett Intermediate Tax Free Fund (“Intermediate”)
Lord Abbett AMT Free Municipal Bond Fund (“AMT Free”)
Lord Abbett National Tax-Free Income Fund (“National”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Lord Abbett California Tax-Free Income Fund (“California”)
Lord Abbett New Jersey Tax-Free Income Fund (“New Jersey”)
Lord Abbett New York Tax-Free Income Fund (“New York”)

Short Duration, Intermediate, AMT Free and National are diversified as defined in the Act. High Yield, California, New Jersey and New York are non-diversified as defined in the Act.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax. Each of California, New Jersey and New York also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. In addition, New York seeks as high a level of interest income exempt from New York City personal income tax as is consistent with reasonable risk.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), each Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Investments in open-end money market mutual funds are valued at their NAV as of the close of each business day. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

Notes to Financial Statements (unaudited) (continued)

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Futures Contracts-Each Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by a Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. As of December 31, 2013, each Fund, except Short Duartion, had open futures contracts.

(d)	When-Issued Municipal Bonds-Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)	Municipal Bonds Held in Trust-Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”). A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund. Each Fund’s transfer of the municipal securities to a TOB is accounted for as a secured borrowing, therefore the municipal securities deposited into a TOB are presented as investments in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statements of Assets and Liabilities. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by a Fund include the right of each Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. The TOB may also be terminated without the consent of the Fund upon the occurrence of certain events as defined in the TOB agreements. Such termination events may include the bankruptcy or default of the municipal bond, a substantial downgrade in credit quality of the municipal bond, the inability of the TOB to obtain quarterly or annual renewal of the liquidity support agreement, a substantial decline in market value of the municipal bond or the inability to remarket the short-term floating rate certificates to third party investors.

The following is a summary of each Fund’s liability for trust certificates, range of interest rates for such certificates and the aggregate value of the underlying municipal securities transferred to TOBs as of December 31, 2013, as well as the average trust certificates outstanding for the period ended:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs	Average Trust Certificates Outstanding
Short Duration	$10,000,000	.08%	$19,975,000	$13,500,000
Intermediate	11,815,000	.06% - .08%	24,637,333	11,815,000
AMT Free	—	—	—	—
National	62,165,000	.06% - .16%	135,521,868	62,165,000
High Yield	41,160,000	.06% - .11%	89,609,242	41,160,000
California	1,500,000	.07%	3,340,590	1,500,000
New Jersey	—	—	—	—
New York	4,030,000	.07%	8,902,677	4,030,000

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders.

Notes to Financial Statements (unaudited) (continued)

Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s NAV per share. As of December 31, 2013, the carrying value of each Fund’s Liability for Trust Certificates approximates its fair value.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings for TOB transactions.

(f)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing each Fund’s investment as of September 30, 2013 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in each Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

(g)	Disclosures about Derivative Instruments and Hedging Activities-Each Fund, except Short Duration, entered into U.S. Treasury futures contracts during he period ended December 31, 2013 (as described in note 2(c)) to hedge against changes in interest rates. The Funds bear the risk of interest rates moving unexpectedly, in which case the Funds may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The following is a summary of U.S. Treasury futures contracts as of December 31, 2013:

Net Unrealized Appreciation
Intermediate	$213,784
AMT Free	8,784
National	1,200,747
High Yield	791,392
California	31,500
New Jersey	62,385
New York	131,792

Notes to Financial Statements (unaudited) (concluded)

3. FEDERAL TAX INFORMATION

As of December 31, 2013, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Short Duration	$2,402,241,456	$22,835,518	$(14,770,948)	$8,064,570
Intermediate	2,997,183,525	82,488,120	(93,836,214)	(11,348,094)
AMT Free	124,868,606	2,242,147	(6,824,453)	(4,582,306)
National	1,659,429,683	54,839,133	(81,958,185)	(27,119,052)
High Yield	1,771,111,326	54,295,851	(208,990,138)	(154,694,287)
California	201,923,563	9,276,623	(6,117,580)	3,159,043
New Jersey	91,136,929	2,624,962	(5,114,210)	(2,489,248)
New York	293,893,952	7,296,324	(14,176,620)	(6,880,296)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of accretion on market discount, tender option bond trusts, wash sales, and other temporary adjustments.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 26, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: February 26, 2014